UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
California Money Fund
FedFund
MuniCash
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2022

Date of reporting period: 10/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
OCTOBER 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
California Money Fund
New York Money Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads
(the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(5.50)% (14.61)%
U.S. small cap equities
(Russell 2000
®
Index)
(0.20) (18.54)
International equities (MSCI
Europe, Australasia, Far
East Index)
(12.70) (23.00)
Emerging market equities
(MSCI Emerging Markets
Index)
(19.66) (31.03)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.72 0.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.24) (17.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.86) (15.68)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.43) (11.98)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.71) (11.76)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Money Market Overview
For the 12-Month Period Ended October 31, 2022
2022
BlackRock Annual Report to Shareholders

During the 12-month period ending October 31, 2022, the United States unemployment rate fell from 4.6% to 3.7% as economic conditions generally improved since the
Coronavirus pandemic. The Federal Open Market Committee (the “FOMC”) at the September 21, 2022 meeting raised the federal funds target rate by 0.75% to a range of
3.00% - 3.25%. This action was the fifth overall increase since “lifting off” from the “zero lower bound” after the FOMC meeting in March 2022. We believe the federal funds target rate is now within a range that is generally considered "restrictive" to economic growth.
In a statement released in conjunction with the meeting, the Committee reiterated that it is “strongly committed to returning inflation to its 2.00% objective” which we believe is intended to signal that additional rate increases are likely to be forthcoming, subject to incoming data. The updated “dot plot” median federal funds rate forecast for 2022 contained in the quarterly Summary of Economic Projections (“SEP”) rose to 4.40%, up from the forecast of 3.40% released at the June 15, 2022, FOMC meeting. The median federal funds rate projection for 2023 also experienced a large upward revision relative to the June 2022 meeting, rising 0.80% to 4.60%.
Lopsided supply and demand conditions persisted during the period, despite a moderate increase in Treasury bill (“T-bill”) supply. Daily utilization of the Fed’s Reverse
Repurchase Program (“RRP”) facility surged following the first adjustment in the program’s offering rate in June 2021. As of October 31, 2022, the daily utilization of the RRP was at approximately $2.2 trillion – a decrease since the record $2.4 trillion at the end of the third quarter 2022. As of October 31, 2022, T-bill tenors between one-month and one-year traded between 3.73% and 4.66%. For reference, T-bills of the same tenors traded between 0.06% and 0.15% at the start of the period. Rates continuously trended higher during the period because of the hawkish rhetoric delivered by the FOMC.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — started the period at 0.05%
and immediately reset to 3.05% at the end of the period. The 3-month London Inter-bank Offered Rate (“LIBOR”), which started the period at 0.13%, increased to 4.46%
as of October 31, 2022. The 3-month LIBOR averaged 1.62% for the last 12-months. The 3-month LIBOR-Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – ended the month of October 2022 at 0.30% and averaged 0.13% for the period. L-OIS peaked in March 2022 at 0.43%. Industry-wide money market mutual funds (“MMFs”) remained relatively flat over the period, averaging roughly $4.5 billion in assets daily. Of this, the only notable difference from the beginning of 2022 were government funds experiencing roughly $100 Billion in outflows year to date.
Turning to short-term municipal bonds, the short-term municipal market began the twelve-month period at $87 billion in industry assets, a multi-decade low, primarily due to the low yields resulting from the Fed’s Zero Interest Rate Policy (“ZIRP”) during the pandemic. As the period unfolded and the FOMC began to implement rate hikes to combat inflation, industry assets reversed course as yields increased contributing to inflows as investors re-entered the space. In all, tax-exempt money market industry assets increased by 26% to end the period at $110 billion.
The Fed initiated the process of tapering asset purchases in November 2021 in order to put the Fed in a better position to make rate policy adjustments as inflation pressures persisted. In December 2021, the committee doubled the pace of tapering to end quantitative easing by March 2022. In addition, the committee moved their dot plot projection of terminal rate higher to reflect a desire of adjusting rates to a more normalized post-pandemic level. On March 16, 2022, the Fed began monetary policy normalization by lifting off from zero with a 25-basis-point hike. However, as inflation began coming in at historically high levels and compounded by the Russian invasion of the Ukraine, the
Fed soon recognized the need for a more aggressive policy stance. The Fed quickened its pace of rate increases by enacting a 50-basis-point rate hike in May 2022 while signaling that quantitative tightening (“QT”) would begin in June 2022. The Fed then followed with three 75-basis-point hikes in June, July, and September 2022, along with increasing the rate of balance sheet reduction in September 2022. Ultimately, the Fed ended the period with their target range for the Fed Funds Rate in the range of 3.00%
- 3.25% and signaling more to come at upcoming meetings.
With municipal state and local governments continuing to benefit from the 2021 American Rescue Plan fiscal stimulus monies as well as the continued strength in tax revenue streams, low supply was a dominant theme in the short-term municipal market. New Variable Rate Demand Note (“VRDN”) issuance remained light throughout the period, resulting in a very tight supply-demand dynamic as industry assets ended the period exceeding outstanding VRDN issuance by approximately $9 billion. In addition, one-year municipal operating note supply was also subdued for the period and down over 40% year over year.
Amongst increased tax-exempt money market demand due to higher yields, combined with a persistently hawkish Fed which encouraged investors to position with very short durations, demand for VRDN securities ended the period strong while keeping VRDN inventory on dealer balance sheets at manageable levels. The Securities Industry and
Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs, moved higher in conjunction with the Fed hiking cycle from 0.05%
at the beginning of the period to end at 2.24%. Additionally, the 1-year Municipal Market Data (“MMD”) yield which represents 1-year municipal bonds and the 1-year MIG1 yield, which represents municipal notes, ended the period at 3.12% and 3.33%, respectively, also up from the beginning of the period levels of 0.15% and 0.16%. With
SIFMA at 2.24% and one-year municipal notes pricing at 3.33%, the spread between the 7-day SIFMA Index and 1-year MIG1 note scale ended the year at 109 basis points, representing a positively sloped municipal money market yield curve.
Looking ahead, economic data at the end of the period showed that the labor market remained healthy and inflation at persistently high levels. The combination of strong employment and high inflation is prompting various Fed Governors as well as market participants to suggest that further rate increases will be necessary until an appropriate restrictive level is attained allowing a pause in additional rate hikes to occur.
Amongst the Fed's continued hawkish stance, our strategy remains defensive and guarded. We continue to position with high levels of liquidity by maintaining an overweight to VRDNs and weekly liquidity. We remain extremely selective with municipal note and bond purchases and continue to selectively execute commercial paper trades in the
30 to 90-day range for a laddered maturity schedule, keeping fund average weighted maturities around the 15-day range. Fund managers continue to monitor economic data, especially on inflation and employment, that may suggest the Fed would be ready to pause their current hiking cycle and allow time to assess lagged effects on the economy.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of October 31, 2022

Fund Information
BlackRock Liquid Federal Trust Fund
BlackRock Liquid Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 2.91% 2.91%
Administration ............................ 2.81 2.81
Bancroft Capital ........................... 2.91 2.91
Cabrera Capital Markets ..................... 2.91 2.91
Cash Management ......................... 2.41 2.41
Dollar .................................. 2.66 2.66
Great Pacific ............................. 2.91 2.91
Mischler Financial Group ..................... 2.91 2.91
Penserra ............................... 2.91 2.91
Stern Brothers ............................ 2.92  2.92
Tigress ................................. 2.91 2.91
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 54.7%
U.S. Treasury Obligations .............................. 43.4
Other Assets Less Liabilities ............................ 1.9
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 2.87% 2.87%
Administration ............................ 2.77 2.77
Capital ................................. 2.85 2.85
Cash Management ......................... 2.37 2.37
Cash Reserve ............................ 2.47 2.47
Dollar .................................. 2.62 2.62
Mischler Financial Group ..................... 2.87 2.87
Premier ................................ 2.87 2.87
Private Client ............................ 2.36 2.36
Select ................................. 2.04 2.04
Stern Brothers ............................ 2.88  2.88
Tigress ................................. 2.87 2.87
WestCap ............................... 2.87 2.87
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 72.0%
U.S. Treasury Obligations .............................. 18.0
U.S. Government Sponsored Agency Obligations .............. 4.8
Other Assets Less Liabilities ............................ 5.2
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.11% 3.11%
Dollar .................................. 2.87 2.87
Premier ................................ 3.11 3.11
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 34.8%
Certificates of Deposit ................................. 21.4
Commercial Paper ................................... 21.0
Time Deposits ...................................... 16.9
Municipal Bonds .................................... 2.5
Corporate Bonds .................................... 0.3
U.S. Government Sponsored Agency Obligations .............. 0.1
Other Assets Less Liabilities ............................ 3.0

Fund Information
as of October 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.11% 3.11%
Administration ............................ 3.01 3.01
Cabrera Capital Markets ..................... 3.10 3.10
Capital ................................. 3.06 3.06
Cash Management ......................... 2.61 2.61
Cash Reserve ............................ 2.74 2.74
Dollar .................................. 2.86 2.86
Private Client ............................ 2.61 2.61
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 28.5%
Commercial Paper ................................... 24.9
Certificates of Deposit ................................. 23.4
Time Deposits ...................................... 12.8
Municipal Bonds .................................... 5.2
Corporate Bonds .................................... 0.5
U.S. Government Sponsored Agency Obligations .............. 0.1
Other Assets Less Liabilities ............................ 4.6
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 2.92% 2.92%
Administration ............................ 2.82 2.82
Capital ................................. 2.87 2.87
Cash Management ......................... 2.42 2.42
Cash Reserve ............................ 2.52 2.52
Dollar .................................. 2.67 2.67
Premier ................................ 2.92 2.92
Select ................................. 2.09 2.09
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 77.6%
U.S. Treasury Obligations .............................. 17.4
Other Assets Less Liabilities ............................ 5.0
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 3.09% 3.09%
Administration ............................ 2.99 2.99
Capital ................................. 3.04 3.04
Cash Management ......................... 2.59 2.59
Cash Reserve ............................ 2.69 2.69
Dollar .................................. 2.87 2.87
Select ................................. 2.26 2.26
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 102.2%
Liabilities in Excess of Other Assets ....................... (2.2)

Fund Information
as of October 31, 2022 (continued)

Fund Information
MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 1.83% 1.83%
Dollar .................................. 1.58 1.58
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 86.0%
Municipal Bonds .................................... 14. 2
Liabilities in Excess of Other Assets ....................... (0.2)
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 1.20% 1.20%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ........................... 63.0%
Municipal Bonds ................................... 12.7
Other Assets Less Liabilities ........................... 24.3
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 1.76% 1.76%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ........................... 97.9%
Municipal Bonds ................................... 1.5
Other Assets Less Liabilities ........................... 0.6

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
BlackRock Liquid Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,008.10 $ 0.86 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,007.60 1.37 1,000.00 1,023.84 1.38 0.27
Bancroft Capital ............................ 1,000.00 1,008.50 0.86 1,000.00 1,024.35 0.87 0.17
Cabrera Capital Markets ...................... 1,000.00 1,008.50 0.86 1,000.00 1,024.35 0.87 0.17
Cash Management .......................... 1,000.00 1,005.60 3.34 1,000.00 1,021.88 3.36 0.66
Dollar ................................... 1,000.00 1,006.90 2.12 1,000.00 1,023.09 2.14 0.42
Great Pacific .............................. 1,000.00 1,008.10 0.86 1,000.00 1,024.35 0.87 0.17
Mischler Financial Group ...................... 1,000.00 1,008.50 0.86 1,000.00 1,024.35 0.87 0.17
Penserra ................................ 1,000.00 1,008.40 0.86 1,000.00 1,024.35 0.87 0.17
Stern Brothers ............................. 1,000.00 1,005.80 0.43 1,000.00 1,024.35 0.87 0.17
Tigress .................................. 1,000.00 1,002.20 0.14 1,000.00 1,024.35 0.87 0.17
FedFund
Institutional ............................... $ 1,000.00 $ 1,008.60 $ 0.86 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,008.10 1.37 1,000.00 1,023.84 1.38 0.27
Capital .................................. 1,000.00 1,008.40 1.01 1,000.00 1,024.20 1.02 0.20
Cash Management .......................... 1,000.00 1,006.10 3.34 1,000.00 1,021.88 3.36 0.66
Cash Reserve ............................. 1,000.00 1,006.60 2.88 1,000.00 1,022.33 2.91 0.57
Dollar ................................... 1,000.00 1,007.30 2.12 1,000.00 1,023.09 2.14 0.42
Mischler Financial Group ...................... 1,000.00 1,008.60 0.86 1,000.00 1,024.35 0.87 0.17
Premier ................................. 1,000.00 1,008.60 0.86 1,000.00 1,024.35 0.87 0.17
Private Client ............................. 1,000.00 1,006.00 3.44 1,000.00 1,021.78 3.47 0.68
Select .................................. 1,000.00 1,004.60 4.85 1,000.00 1,020.37 4.89 0.96
Stern Brothers ............................. 1,000.00 1,006.00 0.43 1,000.00 1,024.35 0.87 0.17
Tigress .................................. 1,000.00 1,002.30 0.14 1,000.00 1,024.40 0.82 0.16
WestCap ................................ 1,000.00 1,005.40 0.37 1,000.00 1,024.35 0.87 0.17
TempCash
Institutional ............................... $ 1,000.00 $ 1,009.40 $ 0.91 $ 1,000.00 $ 1,024.30 $ 0.92 0.18%
Dollar ................................... 1,000.00 1,008.20 2.13 1,000.00 1,023.09 2.14 0.42
Premier ................................. 1,000.00 1,009.40 0.91 1,000.00 1,024.30 0.92 0.18
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-
half year period shown) except for Great Pacific Shares of BlackRock Liquid Federal Trust Fund, which are multiplied by 183/365 (to reflect the period since the commencement date of May 2,
2022 to October 31, 2022), Stern Brothers Shares of BlackRock Liquid Federal Trust Fund and FedFund , which are multiplied by 92/365 (to reflect the period since the commencement date of August 1, 2022 to October 31, 2022), Tigress Shares of BlackRock Liquid Federal Trust Fund and FedFund , which are multiplied by 29/365 (to reflect the period since the commencement date of September 30, 2022 to October 31, 2022) and WestCap Shares of FedFund , which is multiplied by 81/365 (to reflect the period since the commencement date of August 12, 2022 to
October 31, 2022).

Disclosure of Expenses
(continued)

Disclosure of Expenses
Actual H ypothetical 5% Re turn
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses Paid
During the
Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses Paid
During the
Period
(a)
Annualized
Expense Ratio
TempFund
Institutional ............................... $ 1,000.00 $ 1,009.50 $ 0.91 $ 1,000.00 $ 1,024.30 $ 0.92 0.18%
Administration ............................. 1,000.00 1,008.90 1.42 1,000.00 1,023.79 1.43 0.28
Cabrera Capital Markets ...................... 1,000.00 1,009.40 0.91 1,000.00 1,024.30 0.92 0.18
Capital .................................. 1,000.00 1,009.20 1.16 1,000.00 1,024.05 1.17 0.23
Cash Management .......................... 1,000.00 1,006.90 3.44 1,000.00 1,021.78 3.47 0.68
Cash Reserve ............................. 1,000.00 1,007.50 2.78 1,000.00 1,022.43 2.80 0.55
Dollar ................................... 1,000.00 1,008.10 2.18 1,000.00 1,023.04 2.19 0.43
Private Client ............................. 1,000.00 1,006.90 3.44 1,000.00 1,021.78 3.47 0.68
T-Fund
Institutional ............................... $ 1,000.00 $ 1,008.70 $ 0.86 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,008.20 1.37 1,000.00 1,023.84 1.38 0.27
Capital .................................. 1,000.00 1,008.40 1.11 1,000.00 1,024.10 1.12 0.22
Cash Management .......................... 1,000.00 1,006.20 3.39 1,000.00 1,021.83 3.41 0.67
Cash Reserve ............................. 1,000.00 1,006.70 2.88 1,000.00 1,022.33 2.91 0.57
Dollar ................................... 1,000.00 1,007.40 2.13 1,000.00 1,023.09 2.14 0.42
Premier ................................. 1,000.00 1,008.70 0.86 1,000.00 1,024.35 0.87 0.17
Select .................................. 1,000.00 1,004.70 4.75 1,000.00 1,020.47 4.79 0.94
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,008.00 $ 0.86 $ 1,000.00 $ 1,024.35 $ 0.87 0.17%
Administration ............................. 1,000.00 1,007.50 1.37 1,000.00 1,023.84 1.38 0.27
Capital .................................. 1,000.00 1,007.80 1.11 1,000.00 1,024.10 1.12 0.22
Cash Management .......................... 1,000.00 1,005.50 3.34 1,000.00 1,021.88 3.36 0.66
Cash Reserve ............................. 1,000.00 1,006.00 2.88 1,000.00 1,022.33 2.91 0.57
Dollar ................................... 1,000.00 1,006.90 1.92 1,000.00 1,023.29 1.94 0.38
Select .................................. 1,000.00 1,004.20 4.65 1,000.00 1,020.57 4.69 0.92
MuniCash
Institutional ............................... $ 1,000.00 $ 1,005.30 $ 1.01 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
Dollar ................................... 1,000.00 1,004.10 2.27 1,000.00 1,022.94 2.29 0.45
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,004.70 $ 1.01 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,005.40 $ 1.01 $ 1,000.00 $ 1,024.20 $ 1.02 0.20%
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
Expense Examples
(continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Liquid Federal Trust Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
2.25%, 06/07/23 ................ USD 8,695 $ 8,694,575
Federal Farm Credit Bank Discount Notes
(a)
0.40% ,  11/01/22 ................. 4,000 4,000,000
3.35% ,  11/09/22 ................. 68,000 67,954,818
3.51% ,  11/15/22 ................. 50,000 49,937,000
3.60% ,  11/23/22 ................. 50,000 49,893,667
3.64% ,  11/29/22 ................. 50,000 49,873,611
3.84% ,  12/08/22 ................. 90,000 89,694,750
4.07% ,  01/24/23 ................. 10,000 9,941,666
4.22% ,  02/01/23 ................. 26,695 26,572,203
4.39% ,  03/31/23 ................. 36,695 36,083,417
4.21% ,  04/20/23 ................. 36,000 35,299,600
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR 3 Month + 0.08%), 3.13% ,  11/03/22 33,455 33,455,000
(SOFR 3 Month + 0.01%), 3.06% ,  11/22/22 37,040 37,040,032
(SOFR 3 Month + 0.02%), 3.07% ,  11/28/22 108,430 108,429,798
(SOFR 3 Month + 0.03%), 3.08% ,  01/12/23 34,915 34,914,651
(SOFR 3 Month + 0.06%), 3.11% ,  01/13/23 11,855 11,855,000
(SOFR 3 Month + 0.06%), 3.11% ,  01/20/23 11,260 11,260,000
(SOFR 3 Month + 0.05%), 3.10% ,  02/17/23 19,120 19,120,000
(SOFR 3 Month + 0.04%), 3.09% ,  03/10/23 18,470 18,470,993
(SOFR 3 Month + 0.02%), 3.07% ,  05/16/23 50,670 50,669,339
(SOFR 3 Month + 0.03%), 3.08% ,  07/25/23 19,570 19,569,567
(SOFR 3 Month + 0.05%), 3.10% ,  08/22/23 32,400 32,400,000
(SOFR 3 Month + 0.05%), 3.09% ,  10/16/23 40,940 40,940,000
(SOFR 3 Month + 0.02%), 3.07% ,  11/15/23 17,210 17,204,561
(SOFR 3 Month + 0.06%), 3.11% ,  11/22/23 72,970 72,970,000
(SOFR 3 Month + 5.50%), 3.11% ,  01/10/24 19,325 19,325,000
(SOFR 3 Month + 0.05%), 3.10% ,  05/09/24 22,355 22,355,000
(SOFR 3 Month + 0.09%), 3.14% ,  08/26/24 51,440 51,440,000
Federal Home Loan Bank Bonds
3.25% ,  01/09/23 ................. 62,025 62,022,432
3.41% ,  02/10/23 ................. 31,250 31,245,873
2.08% ,  02/13/23 ................. 49,280 49,280,000
0.13% ,  06/02/23 ................. 47,735 46,961,251
3.45% ,  09/25/23 ................. 34,955 34,948,689
Federal Home Loan Bank Discount Notes
(a)
2.51% ,  11/03/22 ................. 50,000 49,995,861
3.92% ,  12/14/22 ................. 53,000 52,773,683
4.08% ,  01/27/23 ................. 14,000 13,862,975
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR 3 Month + 0.02%), 3.07% ,  11/14/22 130,220 130,220,000
(SOFR 3 Month + 0.01%), 3.05% ,  12/01/22 71,370 71,370,000
(SOFR 3 Month + 0.06%), 3.11% ,  12/16/22 53,590 53,590,000
(SOFR 3 Month + 0.01%), 3.06% ,  12/23/22 16,310 16,310,000
(SOFR 3 Month + 0.01%), 3.06% ,  12/27/22 400,000 400,000,000
(SOFR 3 Month + 0.01%), 3.06% ,  01/17/23 52,120 52,120,000
(SOFR 3 Month + 0.02%), 3.07% ,  01/26/23 369,525 369,525,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR 3 Month + 0.06%), 3.11% ,  02/03/23 USD 10,000 $ 10,000,130
(SOFR 3 Month + 0.04%), 3.09% ,  02/10/23 73,880 73,880,000
(SOFR 3 Month + 0.04%), 3.09% ,  02/17/23 57,025 57,025,000
(SOFR 3 Month + 0.02%), 3.07% ,  03/02/23 114,825 114,825,000
(SOFR 3 Month + 0.03%), 3.08% ,  03/02/23 100,000 100,000,000
(SOFR 3 Month + 0.02%), 3.07% ,  05/02/23 12,500 12,500,000
Total U.S. Government Sponsored Agency Obligations — 54.7%
(Cost: $2,831,820,142) ........................... 2,831,820,142
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
1.45%, 11/03/22 ................. 52,000 51,993,933
2.45%, 11/08/22 ................. 149,000 148,930,914
3.19%, 11/22/22 ................. 74,900 74,751,734
3.20%, 11/25/22 ................. 5,000 4,989,170
3.44%, 12/06/22 ................. 174,000 173,489,564
3.51%, 12/13/22 ................. 341,595 340,396,877
3.48%, 12/15/22 ................. 3,330 3,317,179
3.68%, 12/20/22 ................. 193,190 192,261,590
3.83%, 12/27/22 ................. 216,000 214,936,171
3.83%, 12/29/22 ................. 9,365 9,359,116
3.80%, 01/05/23 ................. 60,000 59,729,167
3.88%, 01/10/23 ................. 130,000 129,192,278
3.99%, 01/19/23 ................. 25,000 24,786,480
4.10%, 01/24/23 ................. 50,000 49,580,000
4.04%, 01/26/23 ................. 100,000 99,044,444
4.14%, 02/07/23 ................. 100,000 98,992,778
4.20%, 02/21/23 ................. 100,000 98,712,000
4.19%, 02/23/23 ................. 33,275 33,154,350
4.32%, 03/16/23 ................. 85,450 84,339,684
4.49%, 04/20/23 ................. 10,000 9,907,917
4.29%, 05/18/23 ................. 24,235 23,955,086
U.S. Treasury Notes
1.63%, 12/15/22 ................. 14,535 14,539,745
2.13%, 12/31/22 ................. 70,725 70,845,810
0.13%, 01/31/23 ................. 74,970 74,759,477
0.13%, 03/31/23 ................. 45,660 45,388,197
0.13%, 04/30/23 ................. 8,200 8,119,338
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 4.03%, 01/31/24
(b)
.... 26,895 26,894,928
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 4.08%, 07/31/24
(b)
... 20,000 19,983,275
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 4.18%, 10/31/24
(b)
... 62,990 62,990,000
Total U.S. Treasury Obligations — 43.4%
(Cost: $2,249,341,202) ........................... 2,249,341,202
Total Investments — 98.1%
(Cost: $5,081,161,344 ) ........................... 5,081,161,344
Other Assets Less Liabilities — 1.9% ................... 99,572,703
Net Assets — 100.0% ..............................
$ 5,180,734,047
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

BlackRock Liquid Federal Trust Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Government Sponsored Agency Securities .................... $ — $ 2,831,820,142 $ — $ 2,831,820,142
U.S. Treasury Obligations ................................... — 2,249,341,202 — 2,249,341,202
$ — $ 5,081,161,344 $ — $ 5,081,161,344

2022
BlackRock Annual Report to Shareholders
FedFund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Bonds,
2.25%, 06/07/23 ................ USD 255,440 $ 255,427,513
Federal Farm Credit Bank Discount Notes,
3.51%, 11/15/22
(a)
............... 36,000 35,954,640
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR 3 Month + 0.07%), 3.12% ,  11/18/22 150,000 150,000,000
(SOFR 3 Month + 0.06%), 3.11% ,  12/01/22 138,000 138,000,000
(SOFR 3 Month + 0.06%), 3.11% ,  02/09/23 40,000 40,000,000
(SOFR 3 Month + 0.02%), 3.07% ,  02/14/23 500,000 499,996,354
(SOFR 3 Month + 0.04%), 3.09% ,  03/10/23 189,000 189,000,000
(SOFR 3 Month + 0.02%), 3.07% ,  05/16/23 197,000 196,997,432
(SOFR 3 Month + 0.04%), 3.08% ,  07/12/23 135,720 135,715,230
(SOFR 3 Month + 0.03%), 3.08% ,  07/25/23 508,055 508,043,761
(SOFR 3 Month + 5.50%), 3.11% ,  01/10/24 190,355 190,355,000
Federal Home Loan Bank Bonds,
1.81%, 01/05/23 ................ 500,000 500,000,000
Federal Home Loan Bank Discount Notes
(a)
3.51% ,  11/15/22 ................. 23,300 23,273,269
3.84% ,  12/08/22 ................. 250,000 249,583,750
3.88% ,  12/30/22 ................. 85,000 84,512,291
4.07% ,  01/23/23 ................. 200,000 198,326,167
4.07% ,  01/24/23 ................. 425,000 421,400,250
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR 3 Month + 0.07%), 3.12% ,  11/09/22 99,000 99,000,000
(SOFR 3 Month + 0.07%), 3.12% ,  11/10/22 536,480 536,480,000
(SOFR 3 Month + 0.06%), 3.11% ,  11/23/22 250,000 250,000,000
(SOFR 3 Month + 0.06%), 3.11% ,  02/03/23 259,200 259,200,000
(SOFR 3 Month + 0.04%), 3.09% ,  02/17/23 800,000 800,000,000
(SOFR 3 Month + 0.02%), 3.07% ,  03/02/23 500,000 500,000,000
(SOFR 3 Month + 0.02%), 3.07% ,  05/02/23 299,980 299,980,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
(SOFR 3 Month + 0.07%), 3.12% ,  11/10/22 191,555 191,555,000
(SOFR 3 Month + 0.06%), 3.11% ,  11/17/22 350,000 350,000,000
Total U.S. Government Sponsored Agency Obligations — 4.8%
(Cost: $7,102,800,657) ........................... 7,102,800,657
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
1.45%, 11/03/22 ................. 764 763,493
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.36%, 12/01/22 ................. USD 66,980 $ 66,966,604
3.83%, 12/29/22 ................. 725 724,580
4.19%, 02/23/23 ................. 800,665 797,889,433
4.30%, 03/23/23 ................. 1,650,000 1,639,710,916
4.49%, 04/20/23 ................. 730,110 723,650,920
4.61%, 05/04/23 ................. 809,000 790,855,813
4.29%, 05/18/23 ................. 3,677,695 3,635,217,629
4.33%, 06/15/23 ................. 221,470 217,511,486
4.42%, 10/05/23 ................. 61,210 58,801,720
U.S. Treasury Notes
2.00%, 11/30/22 ................. 724,525 725,186,251
1.63%, 12/15/22 ................. 361,445 361,562,986
0.13%, 12/31/22 ................. 301,850 301,750,793
2.13%, 12/31/22 ................. 455,135 456,170,755
0.13%, 01/31/23 ................. 778,070 775,065,431
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 4.09%, 01/31/23
(b)
... 5,659,250 5,659,384,389
2.00%, 02/15/23 ................. 125,000 125,079,877
1.50%, 02/28/23 ................. 136,360 136,499,992
0.13%, 03/31/23 ................. 736,000 731,176,331
1.50%, 03/31/23 ................. 159,950 160,193,865
2.50%, 03/31/23 ................. 294,680 295,373,806
0.13%, 04/30/23 ................. 812,285 804,438,317
2.75%, 04/30/23 ................. 59,740 59,921,015
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.07%, 04/30/23
(b)
... 1,561,070 1,561,101,195
1.75%, 05/15/23 ................. 400,000 399,224,973
2.75%, 05/31/23 ................. 75,000 75,248,226
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.07%, 07/31/23
(b)
... 3,643,715 3,643,778,405
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 4.03%, 01/31/24
(b)
.... 1,323,095 1,323,092,819
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 3.97%, 04/30/24
(b)
.... 412,370 411,924,488
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 4.18%, 10/31/24
(b)
... 370,000 369,799,076
Total U.S. Treasury Obligations — 18.0%
(Cost: $26,308,065,584) ........................... 26,308,065,584
Total Repurchase Agreements — 72.0%
(Cost: $105,297,806,145) .......................... 105,297,806,145
Total Investments — 94.8%
(Cost: $138,708,672,386 ) .......................... 138,708,672,386
Other Assets Less Liabilities — 5.2% ................... 7,596,314,263
Net Assets — 100.0% ..............................
$ 146,304,986,649
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3.00%
(a)
10/31/22 11/01/22 $ 510,000 $ 510,000 $ 510,042,500
U.S. Treasury
Obligations, 0.63% to
7.63%, due 11/15/22 to
05/15/52 ......... $ 598,673,904 $ 520,200,046
3.00 10/31/22 11/01/22 2,000 2,000 2,000,167
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 2,057,000 2,040,038
3.00 10/31/22 11/01/22 90,283 90,283 90,290,524
U.S. Treasury
Obligation, 1.75%, due
01/31/29 ......... 105,939,200 92,088,709
3.00 10/31/22 11/01/22 3,000 3,000 3,000,250
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 3,085,500 3,060,057
3.05 10/31/22 11/01/22 97,000 97,000 97,008,218
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.00%, due 09/25/48 to
11/25/51 ......... 877,976,731 101,850,000
$ – $ –
$ 702,283 $ 719,238,850
$ – $ –
Bank of Montreal .... 3.00 10/31/22 11/01/22 5,000 5,000 5,000,417
U.S. Treasury
Obligations, 0.00%, due
11/15/34 to 08/15/51 . 13,347,996 5,100,000
3.05 10/31/22 11/01/22 325,000 325,000 325,027,535
U.S. Government
Sponsored Agency
Obligations, 1.50% to
6.00%, due 10/01/23 to
10/01/52 ......... 645,049,769 334,750,000
3.13
(b)
09/29/22 11/03/22 75,000 75,000 75,228,229
U.S. Government
Sponsored Agency
Obligations, 1.63% to
6.00%, due 10/20/38 to
10/20/52 ......... 142,785,719 76,500,000
$ – $ –
$ 405,000 $ 416,350,000
$ – $ –
Bank of Nova Scotia
(The) .......... 3.00 10/31/22 11/01/22 336,570 336,570 336,598,047
U.S. Treasury
Obligations, 0.00% to
4.75%, due 12/22/22 to
02/15/52 ......... 374,355,500 343,330,011
$ – $ –
Barclays Bank plc ... 3.05 10/31/22 11/01/22 200,000 200,000 200,016,944
U.S. Treasury
Obligations, 1.25% to
3.25%, due 12/31/26 to
06/30/29 ......... 222,431,300 204,000,005
3.05 10/31/22 11/01/22 950,000 950,000 950,080,486
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.50%, due
01/19/23 to 10/01/52 1,159,394,913 978,060,045
3.05 10/31/22 11/01/22 3,000 3,000 3,000,254
U.S. Treasury
Obligation, 0.00%, due
04/20/23 ......... 3,124,500 3,060,079
3.15
(b)
10/31/22 11/07/22 200,000 200,000 200,122,500
U.S. Government
Sponsored Agency
Obligations, 0.00% to
8.87%, due 05/27/31 to
12/20/50 ......... 330,131,406 210,000,000

2022
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.20%
(b)
10/31/22 12/05/22 $ 272,200 $ 272,200 $ 273,046,844
U.S. Government
Sponsored Agency
Obligations, 1.91% to
18.14%, due 09/25/24
to 01/25/45 ....... $ 596,315,419 $ 285,810,000
$ – $ –
$ 1,625,200 $ 1,680,930,129
$ – $ –
Barclays Capital, Inc. . 2.98 10/31/22 11/01/22 25,000 25,000 25,002,069
U.S. Treasury
Obligation, 3.63%, due
02/15/44 ......... 28,508,800 25,500,036
$ – $ –
BMO Capital Markets
Corp. .......... 3.05 10/31/22 11/01/22 30,000 30,000 30,002,542
U.S. Government
Sponsored Agency
Obligations, 0.00% to
4.95%, due 01/05/23 to
07/15/64 ......... 42,274,743 30,882,025
$ – $ –
BNP Paribas SA .... 1.70
(b)
05/19/22 11/14/22 1,500,000 1,500,000 1,512,641,875
U.S. Treasury
Obligations, 0.00% to
7.13%, due 11/15/22 to
08/15/51 ......... 1,559,621,609 1,530,000,000
3.00 10/31/22 11/01/22 212,000 212,000 212,017,667
U.S. Treasury
Obligations, 0.00% to
3.13%, due 08/31/27 to
08/15/40 ......... 255,498,246 216,240,000
3.05 10/31/22 11/01/22 70,000 70,000 70,005,931
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.53%, due 01/15/27
to 06/20/70 ....... 2,453,144,541 73,500,823
3.14
(b)
10/31/22 11/07/22 400,000 400,000 400,244,222
U.S. Government
Sponsored Agency
Obligations, 0.00% to
20.59%, due 11/15/25
to 01/20/71 ....... 19,645,815,855 419,373,578
3.24
(b)
10/31/22 12/05/22 300,000 300,000 300,945,000
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.00%, due 01/15/36 to
03/20/68 ......... 5,297,796,652 314,811,202
$ – $ –
$ 2,482,000 $ 2,553,925,603
$ – $ –
Citibank NA ........ 3.00 10/31/22 11/01/22 150,000 150,000 150,012,500
U.S. Treasury
Obligations, 0.00% to
8.50%, due 11/30/22 to
02/15/52 ......... 104,240,970 153,000,082
$ – $ –
Citigroup Global Markets,
Inc. ........... 3.00 10/31/22 11/01/22 132,000 132,000 132,011,000
U.S. Treasury
Obligations, 0.13% to
2.00%, due 09/30/26 to
11/15/26 ......... 148,952,700 134,643,953
3.00
(a)
10/31/22 11/01/22 5,000 5,000 5,000,417
U.S. Treasury
Obligations, 0.13% to
3.13%, due 02/28/27 to
08/31/27 ......... 5,790,728 5,100,158
3.05 10/31/22 11/01/22 5,000 5,000 5,000,424
U.S. Government
Sponsored Agency
Obligations, 2.50% to
3.00%, due 10/20/51 6,500,335 5,100,731
3.06 10/27/22 11/03/22 500,000 500,000 500,297,500
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.50%, due
11/15/22 to 08/20/52 . 740,040,125 510,000,000

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.15%
(b)
10/31/22 11/01/22 $ 500,000 $ 500,000 $ 500,043,750
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.50%, due 11/25/32 to
09/20/72 ......... $ 7,486,551,757 $ 541,567,830
$ – $ –
$ 1,142,000 $ 1,196,412,672
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ........... 2.99
(a)
10/31/22 11/01/22 1,200,000 1,200,000 1,200,099,667
U.S. Treasury
Obligations, 0.00% to
3.50%, due 01/31/24 to
11/15/51 ......... 1,412,951,880 1,224,000,051
2.99 10/31/22 11/01/22 5,000 5,000 5,000,415
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 5,137,800 5,100,097
$ – $ –
$ 1,205,000 $ 1,229,100,148
$ – $ –
Credit Suisse AG .... 3.01 10/31/22 11/01/22 20,000 20,000 20,001,672
U.S. Treasury
Obligations, 0.63% to
1.13%, due 08/31/28 to
02/15/43 ......... 24,232,300 20,400,041
$ – $ –
Deutsche Bank AG ... 3.01 10/31/22 11/01/22 125,000 125,000 125,010,451
U.S. Treasury
Obligations, 0.63% to
2.63%, due 04/15/23 to
05/31/27 ......... 128,194,900 127,500,068
$ – $ –
Deutsche Bank
Securities, Inc. ... 3.05 10/31/22 11/01/22 600,000 600,000 600,050,833
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.25% to 5.50%, due
10/31/29 to 11/01/52 . 888,080,933 618,030,379
$ – $ –
Federal Reserve Bank of
New York ....... 3.05 10/31/22 11/01/22 68,500,000 68,500,000 68,505,803,473
U.S. Treasury
Obligations, 0.25% to
7.13%, due 11/15/22 to
02/15/30 ......... 73,754,423,100 68,505,803,475
$ – $ –
Fixed Income Clearing
Corporation ..... 3.01 10/31/22 11/01/22 15,760 15,760 15,761,734
U.S. Treasury
Obligation, 2.50%, due
02/15/46 ......... 22,250,000 16,076,943
3.01 10/31/22 11/01/22 44,632 44,632 44,636,085
U.S. Treasury
Obligation, 2.75%, due
08/15/47 ......... 60,000,000 45,528,732
3.01 10/31/22 11/01/22 27,676 27,676 27,678,478
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 36,250,000 28,232,002
3.01 10/31/22 11/01/22 367,367 367,367 367,397,990
U.S. Treasury
Obligation, 3.00%, due
08/15/48 ......... 465,484,000 374,745,336
3.01 10/31/22 11/01/22 29,859 29,859 29,861,872
U.S. Treasury
Obligation, 3.13%, due
05/15/48 ......... 36,750,000 30,459,059
3.01 10/31/22 11/01/22 195,250 195,250 195,265,835
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 253,700,000 199,170,825
3.01 10/31/22 11/01/22 98,373 98,373 98,381,080
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 146,750,000 100,348,538
3.01 10/31/22 11/01/22 113,435 113,435 113,444,533
U.S. Treasury
Obligation, 2.75%, due
11/15/47 ......... 151,000,000 115,713,234
3.01 10/31/22 11/01/22 107,647 107,647 107,656,023
U.S. Treasury
Obligation, 3.00%, due
11/15/44 ......... 136,186,000 109,808,963

2022
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.05% 10/31/22 11/01/22 $ 2,000,000 $ 2,000,000 $ 2,000,169,444
U.S. Government
Sponsored Agency
Obligations, 1.50% to
6.00%, due 12/01/31 to
01/01/58 ......... $ 3,672,099,470 $ 2,068,529,580
3.05 10/31/22 11/01/22 500,000 500,000 500,042,361
U.S. Treasury
Obligations, 0.25% to
1.50%, due 08/31/25 to
08/15/26 ......... 568,062,900 510,000,033
3.06 10/31/22 11/01/22 877,750 877,750 877,824,609
U.S. Treasury
Obligation, 3.38%, due
11/15/48 ......... 1,025,000,000 895,381,359
3.06 10/31/22 11/01/22 715,194 715,194 715,254,791
U.S. Treasury
Obligation, 2.38%, due
05/15/51 ......... 1,030,000,000 729,558,291
3.06 10/31/22 11/01/22 581,346 581,346 581,395,414
U.S. Treasury
Obligation, 2.50%, due
05/15/46 ......... 815,000,000 593,018,964
3.06 10/31/22 11/01/22 325,710 325,710 325,737,685
U.S. Treasury
Obligation, 3.00%, due
02/15/49 ......... 410,536,000 332,249,838
3.06 10/31/22 11/01/22 1,500,000 1,500,000 1,500,127,500
U.S. Treasury
Obligation, 0.00%, due
04/27/23 ......... 1,564,538,000 1,530,120,501
3.06 10/31/22 11/01/22 5,000,000 5,000,000 5,000,425,000
U.S. Treasury
Obligations, 0.00% to
7.13%, due 11/08/22 to
05/15/52 ......... 5,654,990,800 5,100,000,015
$ – $ –
$ 12,500,000 $ 12,778,942,213
$ – $ –
Goldman Sachs & Co.
LLC ........... 2.75 10/31/22 11/01/22 20,000 20,000 20,001,528
U.S. Treasury
Obligations, 0.00% to
6.13%, due 03/02/23 to
11/15/46 ......... 21,559,300 20,400,021
3.01 10/31/22 11/01/22 50,000 50,000 50,004,181
U.S. Treasury
Obligations, 0.00% to
4.25%, due 09/30/24 to
05/15/52 ......... 81,548,225 51,000,060
3.05 10/31/22 11/01/22 490,000 490,000 490,041,514
U.S. Government
Sponsored Agency
Obligations, 1.50% to
4.95%, due 06/20/40 to
08/15/63 ......... 588,005,808 499,800,001
3.13
(b)
10/31/22 12/05/22 1,114,500 1,114,500 1,117,891,484
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.87%, due 09/25/28 to
09/16/58 ......... 6,923,377,626 1,170,225,000
$ – $ –
$ 1,674,500 $ 1,741,425,082
$ – $ –
HSBC Securities USA,
Inc. ........... 3.02
(b)
10/31/22 11/07/22 561,915 561,915 562,244,969
U.S. Treasury
Obligations, 0.00% to
3.25%, due 05/15/23 to
02/15/51 ......... 869,208,433 573,153,300
3.02
(b)
10/31/22 11/07/22 1,028,000 1,028,000 1,028,603,665
U.S. Treasury
Obligations, 0.00% to
5.25%, due 02/15/23 to
05/15/52 ......... 1,751,138,390 1,048,560,000
3.05
(c)
10/31/22 11/01/22 286,000 286,000 286,024,231
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.00%, due
06/15/24 to 07/15/57 1,428,230,652 292,237,365

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.05% 10/31/22 11/01/22 $ 54,000 $ 54,000 $ 54,004,575
U.S. Government
Sponsored Agency
Obligations, 1.97% to
5.00%, due 03/01/34 to
10/01/52 ......... $ 141,535,926 $ 55,452,117
3.06
(b)
10/31/22 11/07/22 350,000 350,000 350,208,250
U.S. Government
Sponsored Agency
Obligations, 0.63% to
6.50%, due 04/22/25 to
03/15/61 ......... 2,089,531,346 357,088,082
$ – $ –
$ 2,279,915 $ 2,326,490,864
$ – $ –
ING Financial Markets
LLC ........... 3.05 10/31/22 11/01/22 100,000 100,000 100,008,472
U.S. Government
Sponsored Agency
Obligations, 0.25% to
6.00%, due 09/30/23 to
02/01/57 ......... 208,777,881 102,999,961
3.05 10/31/22 11/01/22 100,000 100,000 100,008,472
U.S. Treasury
Obligations, 0.00% to
4.38%, due 01/05/23 to
02/15/51 ......... 109,883,500 102,000,031
$ – $ –
$ 200,000 $ 204,999,992
$ – $ –
JP Morgan Securities
LLC ........... 3.01 10/31/22 11/01/22 33,000 33,000 33,002,759
U.S. Treasury
Obligations, 0.00% to
3.25%, due 02/23/23 to
11/15/51 ......... 39,983,300 33,660,078
3.05
(b)
10/31/22 11/07/22 1,500,000 1,500,000 1,500,889,583
U.S. Treasury
Obligations, 0.00% to
7.50%, due 11/10/22 to
02/15/27 ......... 1,579,398,600 1,530,000,083
3.05 10/31/22 11/01/22 1,264,000 1,264,000 1,264,107,089
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.50%, due 01/15/25 to
09/20/62 ......... 1,985,161,993 1,289,867,177
3.08
(b)
10/31/22 11/07/22 126,500 126,500 126,575,759
U.S. Government
Sponsored Agency
Obligations, 0.05% to
4.50%, due 05/16/34 to
07/16/64 ......... 1,027,201,152 132,825,001
3.08
(b)
10/31/22 11/07/22 1,000,000 1,000,000 1,000,598,889
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.50%, due 09/20/29 to
05/15/63 ......... 1,488,583,267 1,020,000,001
$ – $ –
$ 3,923,500 $ 4,006,352,340
$ – $ –
Mizuho Securities USA
LLC ........... 3.05 10/31/22 11/01/22 300,000 300,000 300,025,417
U.S. Treasury
Obligations, 0.00%, due
04/13/23 to 04/20/23 312,205,200 306,000,044
3.19
(b)
10/31/22 12/05/22 1,000,000 1,000,000 1,003,101,389
U.S. Government
Sponsored Agency
Obligations, 0.00% to
9.14%, due 01/25/23 to
10/16/64 ......... 12,601,517,448 1,046,645,777
$ – $ –
$ 1,300,000 $ 1,352,645,821
$ – $ –
Morgan Stanley & Co.
LLC ........... 3.05 10/31/22 11/01/22 1,908,000 1,908,000 1,908,161,650
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.50%, due 03/01/23 to
07/01/61 ......... 2,555,123,397 1,965,240,000
$ – $ –

2022
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
MUFG Securities
Americas, Inc. .... 3.00% 10/31/22 11/01/22 $ 35,000 $ 35,000 $ 35,002,917
U.S. Treasury
Obligations, 0.13% to
1.50%, due 10/15/24 to
11/30/28 ......... $ 36,944,100 $ 35,700,022
3.05
(b)
10/31/22 11/07/22 300,000 300,000 300,177,917
U.S. Treasury
Obligations, 0.13% to
4.13%, due 01/31/24 to
01/15/31 ......... 285,140,400 306,000,016
3.05 10/31/22 11/01/22 577,000 577,000 577,048,885
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.25%, due 09/01/28 to
07/25/56 ......... 5,195,866,835 597,127,022
3.07
(b)
10/31/22 12/05/22 500,000 500,000 501,492,361
U.S. Government
Sponsored Agency
Obligations, 0.00% to
11.44%, due 02/01/23
to 10/20/52 ....... 4,417,612,536 516,760,550
$ – $ –
$ 1,412,000 $ 1,455,587,610
$ – $ –
Natixis SA ......... 3.00 10/31/22 11/01/22 50,000 50,000 50,004,167
U.S. Treasury
Obligations, 0.00% to
3.38%, due 02/28/23 to
02/15/51 ......... 54,120,329 51,000,000
3.05 10/31/22 11/01/22 800,000 800,000 800,067,778
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.50%, due
04/27/23 to 10/01/52 1,552,124,916 823,584,461
$ – $ –
$ 850,000 $ 874,584,461
$ – $ –
Nomura Securities
International, Inc. .. 3.00 10/31/22 11/01/22 250,000 250,000 250,020,833
U.S. Treasury
Obligations, 0.13% to
5.25%, due 01/15/23 to
08/15/30 ......... 247,705,300 255,000,045
3.05 10/31/22 11/01/22 400,000 400,000 400,033,889
U.S. Government
Sponsored Agency
Obligations, 1.63% to
8.00%, due 12/15/24 to
11/20/69 ......... 664,830,384 408,000,000
$ – $ –
$ 650,000 $ 663,000,045
$ – $ –
Prudential Insurance Co.
of America ...... 3.06 10/31/22 11/01/22 19,688 19,688 19,689,173
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 20,082,923
3.06 10/31/22 11/01/22 22,094 22,094 22,095,628
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 22,537,678
3.06 10/31/22 11/01/22 4,775 4,775 4,775,406
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... 10,000,000 4,870,906
3.06 10/31/22 11/01/22 17,768 17,768 17,769,010
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 18,124,360
3.06 10/31/22 11/01/22 23,875 23,875 23,877,029
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 24,354,529
3.06 10/31/22 11/01/22 21,113 21,113 21,114,295
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 21,536,395
3.06 10/31/22 11/01/22 17,383 17,383 17,383,978
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... 34,000,000 17,731,798

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.06% 10/31/22 11/01/22 $ 141,159 $ 141,159 $ 141,171,374
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... $ 358,500,000 $ 143,996,354
3.06 10/31/22 11/01/22 35,100 35,100 35,102,984
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 35,804,983
3.06 10/31/22 11/01/22 39,938 39,938 39,940,895
U.S. Treasury
Obligation, 3.00%, due
08/15/52 ......... 50,000,000 40,739,395
3.06 10/31/22 11/01/22 36,875 36,875 36,878,134
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 37,615,634
3.06 10/31/22 11/01/22 47,625 47,625 47,629,048
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... 60,000,000 48,581,848
3.06 10/31/22 11/01/22 105,888 105,888 105,896,500
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 108,014,250
3.06 10/31/22 11/01/22 34,200 34,200 34,202,907
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... 60,000,000 34,886,907
3.06 10/31/22 11/01/22 75,938 75,938 75,943,955
U.S. Treasury
Obligation, 0.00%, due
05/15/52 ......... 250,000,000 77,463,955
3.06 10/31/22 11/01/22 51,423 51,423 51,426,871
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 52,455,321
$ – $ –
$ 694,838 $ 708,797,236
$ – $ –
Royal Bank of Canada 3.05 10/31/22 11/01/22 300,000 300,000 300,025,417
U.S. Treasury
Obligations, 1.25% to
1.75%, due 12/31/24 to
08/15/31 ......... 352,759,700 306,000,009
$ – $ –
Societe Generale SA . 3.00 10/31/22 11/01/22 40,000 40,000 40,003,333
U.S. Treasury
Obligations, 0.00%, due
01/12/23 to 01/31/23 41,134,300 40,800,009
$ – $ –
TD Securities USA LLC 3.02 10/31/22 11/01/22 15,000 15,000 15,001,258
U.S. Treasury
Obligations, 0.63% to
3.13%, due 11/15/24 to
05/15/30 ......... 17,499,200 15,300,049
3.05 10/31/22 11/01/22 2,000 2,000 2,000,169
U.S. Government
Sponsored Agency
Obligation, 5.00%, due
10/20/52 ......... 2,076,092 2,040,001
$ – $ –
$ 17,000 $ 17,340,050
$ – $ –
Wells Fargo Securities
LLC ........... 3.06 10/31/22 11/01/22 200,000 200,000 200,017,000
U.S. Government
Sponsored Agency
Obligations, 2.00% to
6.00%, due 03/01/27 to
06/01/57 ......... 295,065,099 206,000,000
$ – $ –
$ 105,297,806 $ 106,268,609,251
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2022
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 105,297,806,145 $ — $ 105,297,806,145
U.S. Government Sponsored Agency Securities .................... — 7,102,800,657 — 7,102,800,657
U.S. Treasury Obligations ................................... — 26,308,065,584 — 26,308,065,584
$ — $ 138,708,672,386 $ — $ 138,708,672,386

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 0.9%
Citibank NA
3.82%, 07/03/23 ................. USD 12,000 $ 11,873,690
4.16%, 08/25/23 ................. 12,000 11,882,487
(SOFR 1 Month + 0.62%),
3.66%, 09/21/23
(a)
.............. 20,000 19,959,213
Wells Fargo Bank NA, (SOFR 1 Month +
0.35%), 3.40%, 03/23/23
(a)
.......... 30,000 29,982,460
73,697,850
Yankee — 20.5%
(b)
Banco Santander SA, New York
(a)
(SOFR 3 Month + 0.62%), 3.66%, 01/18/23 30,000 30,003,412
(SOFR 3 Month + 0.55%), 3.61%, 02/17/23 40,500 40,490,909
Bank of Montreal, Chicago
(a)
(SOFR 1 Month + 0.30%), 3.35%, 01/09/23 12,500 12,496,106
(SOFR 3 Month + 0.50%), 3.55%, 05/05/23 14,000 13,984,115
(SOFR 3 Month + 0.65%), 3.70%, 07/03/23 12,000 11,992,530
Bank of Nova Scotia, Houston
(a)
(SOFR 3 Month + 0.51%), 3.56%, 03/16/23 30,000 29,995,735
(SOFR 3 Month + 0.58%), 3.63%, 03/24/23 30,000 30,001,300
(SOFR 3 Month + 0.62%), 3.67%, 04/10/23 40,000 39,999,918
(SOFR 3 Month + 0.50%), 3.55%, 05/05/23 26,750 26,723,919
Barclays Bank plc, New York, (SOFR 1 Month +
0.62%), 3.66%, 04/05/23
(a)
.......... 10,000 9,996,636
BNP Paribas SA, New York, 4.12%, 09/06/23 11,000 10,887,703
Canadian Imperial Bank of Commerce, New
York
0.35%, 11/03/22 ................. 18,000 17,995,884
(SOFR 1 Month + 0.51%),
3.56%, 03/15/23
(a)
.............. 22,000 22,001,995
(SOFR 1 Month + 0.65%),
3.70%, 07/03/23
(a)
.............. 25,000 24,989,411
(SOFR 1 Month + 0.75%),
3.80%, 07/21/23
(a)
.............. 7,800 7,801,386
4.65%, 09/14/23 ................. 25,000 24,841,474
Commonwealth Bank of Australia, New
York, (SOFR 1 Month + 0.40%),
3.45%, 05/12/23
(a)
................ 50,000 49,927,806
Cooperatieve Rabobank UA, New York
(SOFR 1 Month + 0.42%),
3.47%, 06/12/23
(a)
.............. 50,000 49,921,584
4.15%, 09/06/23 ................. 13,000 12,871,176
Credit Agricole Corporate & Investment Bank
SA, New York, (SOFR 3 Month + 0.50%),
3.55%, 03/17/23
(a)
................ 30,000 29,988,789
Credit Suisse AG, New York, (SOFR 1 Month +
0.28%), 3.33%, 02/10/23
(a)
.......... 32,000 31,968,234
Lloyds Bank Corporate Markets plc, New York
0.40%, 12/01/22 ................. 15,000 14,956,056
(SOFR 3 Month + 0.27%),
3.31%, 01/24/23
(a)
.............. 8,200 8,197,365
Mitsubishi UFJ Trust & Banking Corp.,
New York, (SOFR 3 Month + 0.57%),
3.62%, 06/20/23
(a)
................ 45,500 45,429,818
Mizuho Bank Ltd., New York
(a)
(SOFR 1 Month + 0.42%), 3.46%, 11/16/22 97,450 97,462,994
(SOFR 1 Month + 0.55%), 3.59%, 01/09/23 35,000 35,009,624
(SOFR 1 Month + 0.50%), 3.54%, 03/17/23 25,000 24,992,016
MUFG Bank Ltd., New York
0.33%, 11/01/22 ................. 20,000 19,998,450
(SOFR 3 Month + 0.28%),
3.32%, 01/23/23
(a)
.............. 17,000 16,990,115
(SOFR 3 Month + 0.56%),
3.64%, 02/01/23
(a)
.............. 34,000 34,000,000
Security
Par (000)
Par (000) Value
Yankee (continued)
(SOFR 3 Month + 0.47%),
3.51%, 02/24/23
(a)
.............. USD 24,000 $ 23,989,094
(SOFR 3 Month + 0.30%),
3.34%, 03/10/23
(a)
.............. 12,000 11,985,865
Natixis SA, New York, (SOFR 1 Month +
0.28%), 3.33%, 02/07/23
(a)
.......... 13,000 12,994,154
Nordea Bank Abp , New York
(a)
(SOFR 1 Month + 0.42%), 3.46%, 12/01/22 -
12/07/22 .................... 57,000 57,012,802
(SOFR 3 Month + 0.53%), 3.57%, 12/23/22 25,000 25,007,265
(SOFR 1 Month + 0.58%), 3.63%, 03/01/23 -
03/02/23 .................... 54,000 54,011,900
(SOFR 1 Month + 0.49%), 3.54%, 05/24/23 45,000 44,946,779
Oversea-Chinese Banking Corp. Ltd.,
New York, (SOFR 3 Month + 0.59%),
3.63%, 02/28/23
(a)
................ 25,000 24,999,681
Royal Bank of Canada, New York
(a)
(SOFR 3 Month + 0.65%), 3.70%, 07/03/23 14,000 13,992,691
(SOFR 3 Month + 0.80%), 3.85%, 10/19/23 14,000 13,998,116
Standard Chartered Bank, New York
(a)
(SOFR 1 Month + 0.61%), 3.66%, 01/31/23 31,500 31,504,081
(SOFR 1 Month + 0.60%), 3.64%, 03/01/23 35,000 35,006,995
(SOFR 1 Month + 0.30%), 3.35%, 03/13/23 15,000 14,986,558
(SOFR 1 Month + 0.55%), 3.60%, 05/04/23 16,000 15,984,778
Sumitomo Mitsui Banking Corp., New York
(a)
(SOFR 1 Month + 0.62%), 3.67%, 01/24/23 30,000 30,008,050
(SOFR 1 Month + 0.45%), 3.50%, 01/25/23 36,650 36,644,898
(SOFR 1 Month + 0.41%), 3.46%, 03/14/23 50,850 50,813,652
(SOFR 1 Month + 0.60%), 3.65%, 05/03/23 20,000 19,978,658
Sumitomo Mitsui Trust Bank Ltd., New York
(a)
(SOFR 1 Month + 0.32%), 3.37%, 11/22/22 85,000 85,009,142
(SOFR 1 Month + 0.60%), 3.65%, 01/24/23 30,700 30,699,010
(SOFR 1 Month + 0.62%), 3.67%, 01/31/23 25,000 24,996,889
(SOFR 1 Month + 0.46%), 3.51%, 02/22/23 40,000 39,975,528
Svenska Handelsbanken AB, New York
(a)
(SOFR 1 Month + 0.55%), 3.59%, 05/19/23 25,000 24,978,394
(SOFR 1 Month + 0.66%), 3.70%, 07/03/23 23,000 22,983,019
Swedbank AB, New York
(a)
(SOFR 1 Month + 0.49%), 3.53%, 12/15/22 19,400 19,405,276
(SOFR 1 Month + 0.61%), 3.65%, 04/19/23 33,000 32,991,737
Toronto-Dominion Bank, New York
3.41%, 11/21/22
(a)
................ 9,500 9,501,311
(SOFR 1 Day + 0.51%), 3.55%, 03/09/23
(a)
25,000 24,994,738
(SOFR 1 Day + 0.70%) , 3.75%, 05/01/23
(a)
30,000 30,000,000
2.80%, 05/08/23 ................. 10,000 9,875,655
(SOFR 1 Day + 0.55%), 3.59%, 06/02/23
(a)
13,000 12,987,179
(SOFR 1 Day + 0.65%), 3.70%, 07/05/23
(a)
16,535 16,523,318
4.12%, 08/28/23 ................. 22,000 21,772,985
4.35%, 09/13/23 ................. 25,000 24,775,979
1,775,252,637
Total Certificates of Deposit — 21.4%
(Cost: $1,850,855,835) ........................... 1,848,950,487
Commercial Paper
Alinghi Funding Co. LLC, 3.91%
,
03/21/23
(c)(d)
25,000 24,518,739
Alpine Securitization LLC, (SOFR 1 Day +
0.40%), 3.44%
,
11/04/22
(a)(d)
......... 35,000 35,000,388
Antalis SA, 4.45%
,
03/16/23
(c)
.......... 11,000 10,795,671
Australia & New Zealand Banking Group Ltd.,
(SOFR 1 Day + 0.37%), 3.42%
,
04/26/23
(a)
45,000 44,939,046
Banco Santander SA
4.17%, 01/06/23
(c)
................ 12,550 12,454,587
(SOFR 1 Day + 0.42%), 3.46%, 03/20/23
(a)
53,000 52,963,832

2022
BlackRock Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Bank of Montreal
(SOFR 1 Day + 0.27%), 3.32%, 02/13/23
(a)
USD 17,250 $ 17,238,792
(SOFR 1 Day + 0.65%), 3.70%, 04/21/23
(a)
37,000 36,999,997
2.80%, 05/12/23 ................. 15,000 14,824,561
(SOFR 1 Day + 0.55%), 3.60%, 06/06/23
(a)
15,000 14,984,814
Bank of Nova Scotia (The)
(a)
(SOFR 1 Day + 0.51%), 3.56%, 01/03/23 13,000 13,004,671
(SOFR 1 Day + 0.66%), 3.71%, 08/18/23 27,000 26,976,756
Barclays Bank plc, 3.17%
,
11/01/22
(c)
..... 117,000 116,989,964
Bedford Row Funding Corp.
3.16%, 11/02/22
(c)
................ 60,000 59,989,603
(SOFR 1 Day + 0.37%), 3.42%, 11/02/22
(a)
16,000 16,000,000
Bennington Stark Capital Co. LLC
(c)(d)
3.21%, 11/02/22 ................. 20,000 19,996,485
3.28%, 11/03/22 ................. 67,000 66,981,960
BNP Paribas SA, (SOFR 1 Day + 0.40%),
3.45%
,
11/04/22
(a)
................ 15,000 15,000,165
BPCE SA
(SOFR 1 Day + 0.50%), 3.55%, 02/01/23
(a)
30,000 29,999,992
1.42%, 02/22/23
(c)
................ 15,000 14,777,415
(SOFR 1 Day + 0.60%), 3.65%, 03/03/23
(a)
30,000 30,007,104
(SOFR 1 Day + 0.45%), 3.50%, 05/12/23
(a)
50,000 49,939,153
Chariot Funding LLC, (SOFR 1 Day + 0.53%),
3.57%
,
01/20/23
(a)
................ 30,000 30,000,016
Citigroup Global Markets, Inc., 4.26%
,
01/09/23
(c)
..................... 10,000 9,919,053
Commonwealth Bank of Australia
(a)
(SOFR 1 Day + 0.45%), 3.50%, 02/21/23 20,000 19,996,960
(SOFR 1 Day + 0.60%), 3.65%, 07/13/23
(d)
20,500 20,485,707
DNB Bank ASA, (SOFR 1 Day + 0.49%),
3.54%
,
05/26/23
(a)
................ 47,000 46,992,070
Federation des Caisses Desjardins du
Quebec
(a)
(SOFR 1 Day + 0.45%), 3.50%, 02/23/23 15,000 14,997,688
(SOFR 1 Day + 0.35%), 3.40%, 03/23/23
(d)
23,000 22,985,829
(SOFR 1 Day + 0.68%), 3.73%, 04/28/23 20,000 20,004,929
ING US Funding LLC, (SOFR 1 Day + 0.52%),
3.56%
,
02/27/23
(a)
................ 60,000 60,000,092
LMA-Americas LLC, 5.34%
,
04/28/23
(c)
.... 17,000 16,569,923
Macquarie Bank Ltd.
(a)
(SOFR 1 Day + 0.35%), 3.39%, 01/04/23 15,000 14,999,216
(SOFR 1 Day + 0.50%), 3.54%, 01/18/23
(d)
41,125 41,133,746
(SOFR 1 Day + 0.60%), 3.64%, 06/22/23 32,000 31,959,157
Manhattan Asset Funding Co. LLC, 3.25%
,
11/03/22
(c)
...................... 21,000 20,994,395
Matchpoint Finance plc, 3.73%
,
02/21/23
(c)
.. 20,000 19,700,613
National Australia Bank Ltd.
(SOFR 1 Day + 0.37%), 3.42%, 11/14/22
(a)
9,500 9,500,376
1.42%, 02/24/23
(c)
................ 8,500 8,374,148
(SOFR 1 Day + 0.50%), 3.55%, 03/14/23
(a)
20,000 19,997,777
(SOFR 1 Day + 0.37%), 3.42%, 04/13/23
(a)
40,000 39,955,094
(SOFR 1 Day + 0.40%), 3.45%, 05/12/23
(a)
79,000 78,887,146
National Securities Clearing Corp., 3.31%
,
11/04/22
(c)
...................... 50,800 50,781,560
Old Line Funding LLC, (SOFR 1 Day + 0.56%),
3.60%
,
03/01/23
(a)(d)
............... 38,000 38,000,620
PSP Capital, Inc., 4.04%
,
08/17/23
(c)(d)
..... 25,000 23,981,778
Ridgefield Funding Co. LLC, (SOFR 1 Day +
0.55%), 3.60%
,
02/02/23
(a)(d)
......... 60,000 60,000,000
Royal Bank of Canada, (SOFR 1 Day + 0.51%),
3.55%
,
01/04/23
(a)(d)
............... 15,000 15,004,324
Skandinaviska Enskilda Banken AB, (SOFR 1
Day + 0.58%), 3.62%
,
03/01/23
(a)
...... 24,500 24,499,993
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Societe Generale SA, (SOFR 1 Day + 0.49%),
3.54%
,
03/31/23
(a)(d)
............... USD 24,500 $ 24,493,926
Starbird Funding Corp.
(c)
3.76%, 02/22/23 ................. 19,200 18,908,646
3.77%, 02/23/23 ................. 20,000 19,693,461
Svenska Handelsbanken AB, (SOFR 1 Day +
0.70%), 3.75%
,
07/13/23
(a)
.......... 20,000 19,993,019
Swedbank AB, (SOFR 1 Day + 0.37%), 3.42%
,
11/23/22
(a)
..................... 8,000 8,000,800
Toronto-Dominion Bank (The), 3.53%
,
03/31/23
(a)
..................... 13,000 12,993,120
UBS AG
(a)
(SOFR 1 Day + 0.30%), 3.35%, 12/08/22 15,000 15,001,176
(SOFR 1 Day + 0.54%), 3.58%, 02/21/23 35,000 34,996,846
(SOFR 1 Day + 0.00%), 3.56%, 05/25/23
(d)
29,000 28,961,428
United Overseas Bank Ltd.
(a)
(SOFR 1 Day + 0.20%), 3.24%, 11/07/22 10,000 9,999,934
(SOFR 1 Day + 0.37%), 3.41%, 04/13/23 50,000 49,948,354
Westpac Banking Corp.
3.17%, 11/02/22
(c)
................ 25,000 24,995,753
(SOFR 1 Day + 0.40%), 3.45%, 05/12/23
(a)
50,000 49,928,574
4.24%, 08/30/23
(c)
................ 21,000 20,101,049
Total Commercial Paper — 21.0%
(Cost: $1,823,984,722) ........................... 1,822,121,991
Corporate Bonds
Consumer Finance — 0.3%
Toyota Motor Credit Corp.
(a)
(SOFR 1 Month + 0.28%), 3.32%, 12/14/22 10,284 10,283,390
(SOFR 1 Month + 0.75%), 3.79%, 07/25/23 15,410 15,426,827
Total Corporate Bonds — 0.3%
(Cost: $25,694,000) .............................. 25,710,217
Municipal Bonds
Arizona — 0.3%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9028, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23 ................. 759 759,094
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9060TX, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
3.34%, 12/05/22 ................. 15,408 15,407,962
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9070TX, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23 ................. 7,000 7,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XMT0949,
COP , VRDN (Royal Bank of Canada LIQ) ,
2.27%, 11/07/22 ................. 3,700 3,700,000
26,867,056
California — 0.1%
Tender Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XMT0955, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.27%, 11/07/22
(d)(e)(f)
.............. 7,000 7,000,000

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
New York — 0.6%
(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9036, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23
(d)(e)
............... USD 12,500 $ 12,500,000
State of New York Mortgage Agency , Series
2021-238, RB , VRDN (Barclays Bank plc
LOC) , 3.10%, 11/07/22 ............. 18,000 18,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-11, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 12/05/22
(d)
(e)
........................... 7,555 7,555,000
Taxable Series 2021-BTMFT-007, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-BTMFT-007,
RB , VRDN (Barclays Bank plc LOC) ,
3.81%, 12/22/22
(d)(e)
............... 5,400 5,400,000
Tender Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XFT1253, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.27%, 11/07/22
(d)(e)
............... 2,060 2,060,000
Tender Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XMT, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.27%, 11/07/22
(d)(e)
............... 2,255 2,255,000
47,770,000
North Carolina — 0.0%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9078T, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.34%, 12/05/22
(d)(e)(f)
.............. 4,000 4,000,000
Other — 1.4%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9029, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.34%, 12/05/22 ................. 10,125 10,125,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 3.32%, 11/07/22 36,080 36,080,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9071T, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23 ................. 3,000 3,000,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XF2926T, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 3.32%, 11/07/22 .... 26,370 26,370,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005, RB , VRDN
(Barclays Bank plc LOC) , 3.67%, 11/07/22 8,005 8,005,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-002, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 12/05/22 22,100 22,100,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-008, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 11/07/22 2,000 2,000,000
Security
Par (000)
Par (000) Value
Other (continued)
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-010, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 12/05/22 USD 14,900 $ 14,900,000
122,580,000
Texas — 0.1%
Taxable Series 2021-XF2, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-XF2939TX, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
3.32%, 11/07/22
(d)(e)(f)
.............. 8,870 8,870,000
Total Municipal Bonds — 2.5%
(Cost: $217,087,056) ............................. 217,087,056
Time Deposits
ABN AMRO Bank NV, 3.06%, 11/01/22 .... 50,000 50,000,000
Credit Agricole Corporate & Investment Bank
SA
3.05%, 11/01/22 ................. 126,925 126,925,000
3.12%, 11/03/22 ................. 51,000 51,000,000
Erste Group Bank AG, 3.07%, 11/01/22 .... 224,000 224,000,000
ING Bank NV, 3.08%, 11/01/22 .......... 250,000 250,000,000
Mizuho Bank Ltd., 3.07%, 11/01/22 ....... 90,000 90,000,000
Royal Bank of Canada, 3.05%, 11/01/22 ... 9,000 9,000,000
Skandinaviska Enskilda Banken AB,
3.06%, 11/01/22 ................. 355,000 355,000,000
Svenska Handelsbanken AB, 3.04%, 11/01/22 10,000 10,000,000
Swedbank AB, 3.05%, 11/01/22 ......... 300,000 300,000,000
Total Time Deposits — 16.9%
(Cost: $1,465,925,000) ........................... 1,465,925,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
3.30%, 11/07/22
(a)
............... 7,500 7,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $7,500,000) .............................. 7,500,000
Total Repurchase Agreements — 34.8%
(Cost: $3,015,000,000) ........................... 3,015,000,000
Total Investments — 97.0%
(Cost: $8,406,046,613 )
(g)
.......................... 8,402,294,751
Other Assets Less Liabilities — 3.0% ................... 256,310,641
Net Assets — 100.0% ..............................
$ 8,658,605,392

2022
BlackRock Annual Report to Shareholders
TempCash

Schedule of Investments
(continued)
October 31, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 3.05% 10/31/22 11/01/22 $ 43,000 $ 43,000 $ 43,003,643
U.S. Government
Sponsored Agency
Obligations, 0.85% to
4.00%, due 12/20/49 to
01/20/72 ......... $ 615,673,662 $ 45,150,000
$ – $ –
Bank of Montreal ...... 3.12 10/27/22 11/03/22 7,000 7,000 7,004,247
U.S. Government
Sponsored Agency
Obligation, 4.00%, due
09/20/52 ......... 7,697,740 7,140,001
$ – $ –
Barclays Bank plc ..... 3.17
(a)
10/31/22 11/01/22 88,000 88,000 88,007,749
Corporate/Debt
Obligations, 2.80% to
7.37%, due 10/16/23 to
11/15/49 ......... 99,152,000 92,400,624
3.19
(a)
10/31/22 11/01/22 10,000 10,000 10,000,886
Corporate/Debt
Obligation, 4.11%, due
07/15/31 ......... 11,060,000 10,701,324
3.29
(a)
10/31/22 11/01/22 10,000 10,000 10,000,914
Corporate/Debt
Obligations, 5.50% to
6.88%, due 12/15/27 to
03/18/31 ......... 14,001,000 11,192,160
3.30
(b)
10/31/22 12/05/22 8,000 8,000 8,025,667
Corporate/Debt
Obligation, 4.11%, due
07/15/31 ......... 8,850,000 8,562,995
$ – $ –
$ 116,000 $ 122,857,103
$ – $ –
BNP Paribas SA ...... 3.17
(a)
10/31/22 11/01/22 11,000 11,000 11,000,969
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.25% to
11.50%, due 05/01/23
to 11/01/66 ....... 14,130,330 11,929,733
$ – $ –
Citigroup Global Markets,
Inc. ............. 3.00
(c)
10/31/22 11/01/22 90,000 90,000 90,007,500
U.S. Treasury
Obligations, 0.13% to
3.13%, due 02/28/27 to
08/31/27 ......... 104,233,089 91,802,836
3.12
(a)
10/31/22 11/01/22 19,000 19,000 19,001,647
U.S. Treasury
Obligations, 0.13% to
4.25%, due 09/30/24 to
08/15/32 ......... 24,133,100 19,380,034
3.36
(b)
10/31/22 01/01/23 5,000 5,000 5,028,933
Corporate/Debt
Obligations, 4.96% to
6.18%, due 07/14/26 to
01/20/32 ......... 6,087,592 5,350,001
$ – $ –
$ 114,000 $ 116,532,871
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 3.05 10/31/22 11/01/22 5,000 5,000 5,000,424
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
12/01/50 ......... 8,213,508 5,150,000

TempCash
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.18%
(b)
10/31/22 11/07/22 $ 107,000 $ 107,000 $ 107,066,162
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
5.75%, due 11/17/22 to
02/15/67 ......... $ 120,655,173 $ 111,962,585
$ – $ –
$ 112,000 $ 117,112,585
$ – $ –
Credit Suisse Securities
USA LLC ......... 3.66
(b)
10/31/22 02/03/23 70,000 70,000 70,676,083
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
9.88%, due 01/03/23 to
04/25/66 ......... 799,501,860 76,192,817
$ – $ –
Federal Reserve Bank of
New York ......... 3.05 10/31/22 11/01/22 2,200,000 2,200,000 2,200,186,389
U.S. Treasury
Obligations, 2.50% to
2.88%, due 08/15/23 to
05/31/25 ......... 2,236,809,800 2,200,186,438
$ – $ –
HSBC Securities USA, Inc. 3.19
(a)
10/31/22 11/01/22 12,000 12,000 12,001,063
Corporate/Debt
Obligations, 0.75% to
6.54%, due 10/02/23 to
09/15/51 ......... 13,699,357 12,600,000
$ – $ –
JP Morgan Securities LLC 3.05 10/31/22 11/01/22 1,000 1,000 1,000,085
U.S. Government
Sponsored Agency
Obligation, 3.13%, due
03/15/49 ......... 1,167,217 1,020,002
3.15
(a)
10/31/22 11/01/22 10,000 10,000 10,000,875
Corporate/Debt
Obligations, 0.00% to
3.90%, due 11/04/22 to
12/29/23 ......... 10,570,590 10,494,189
3.19
(a)
10/31/22 11/01/22 8,000 8,000 8,000,709
Corporate/Debt
Obligation, 0.00%, due
01/26/23 ......... 8,336,918 8,240,001
3.25
(a)
10/31/22 11/01/22 1,000 1,000 1,000,090
Corporate/Debt
Obligation, 4.10%, due
10/01/29 ......... 2,047,000 1,070,304
3.37
(b)
10/31/22 11/07/22 87,000 87,000 87,057,009
Corporate/Debt
Obligations, 3.63% to
11.50%, due 03/15/23
to 11/23/81 ....... 126,035,625 99,456,113
3.40
(b)
10/31/22 11/07/22 50,000 50,000 50,033,055
Corporate/Debt
Obligations, 1.48% to
15.50%, due 11/01/23
to 07/25/68 ....... 76,644,133 54,344,695
3.53
(b)
10/31/22 01/29/23 30,000 30,000 30,264,750
Corporate/Debt
Obligations, 0.31% to
5.26%, due 07/25/23 to
03/25/60 ......... 60,148,050 32,290,671
$ – $ –
$ 187,000 $ 206,915,975
$ – $ –
Mizuho Securities USA
LLC ............. 3.52
(b)
10/31/22 12/05/22 50,000 50,000 50,171,111
U.S. Treasury
Obligations, 0.13% to
3.25%, due 07/15/23 to
11/15/30 ......... 57,109,600 51,000,037
$ – $ –
Natixis SA ........... 3.20
(b)
10/31/22 11/07/22 9,000 9,000 9,005,600
Corporate/Debt
Obligations, 1.00% to
7.50%, due 03/10/23 to
05/13/50 ......... 10,489,792 9,450,101

2022
BlackRock Annual Report to Shareholders
TempCash

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.28%
(b)
10/31/22 11/07/22 $ 9,000 $ 9,000 $ 9,005,740
Corporate/Debt
Obligations, 0.00% to
8.25%, due 04/15/24 to
05/15/97 ......... $ 13,321,234 $ 10,003,331
$ – $ –
$ 18,000 $ 19,453,432
$ – $ –
TD Securities USA LLC .. 3.15
(a)
10/31/22 11/01/22 26,000 26,000 26,002,275
Corporate/Debt
Obligations, 1.32% to
6.02%, due 11/29/24 to
03/05/51 ......... 34,529,000 27,300,068
$ – $ –
Wells Fargo Securities
LLC ............. 3.22 10/27/22 11/03/22 6,000 6,000 6,003,757
Corporate/Debt
Obligation, 3.39%, due
02/01/23 ......... 6,286,000 6,300,364
3.39 09/22/22 11/03/22 10,000 10,000 10,039,550
Corporate/Debt
Obligations, 0.11% to
5.83%, due 04/15/33 to
08/25/67 ......... 235,966,802 10,700,001
3.45
(b)
10/31/22 01/29/23 18,000 18,000 18,155,250
Corporate/Debt
Obligation, 2.96%, due
07/20/32 ......... 27,419,000 19,260,649
3.55 08/30/22 11/30/22 15,000 15,000 15,136,083
Corporate/Debt
Obligations, 1.32% to
7.09%, due 03/18/24 to
02/20/46 ......... 24,681,156 16,050,000
$ – $ –
$ 49,000 $ 52,311,014
$ – $ –
$ 3,015,000 $ 3,066,682,074
$ – $ –
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 1,848,950,487 $ — $ 1,848,950,487
Commercial Paper ....................................... — 1,822,121,991 — 1,822,121,991
Corporate Bonds ........................................ — 25,710,217 — 25,710,217
Municipal Bonds ......................................... — 217,087,056 — 217,087,056
Repurchase Agreements ................................... — 3,015,000,000 — 3,015,000,000
Time Deposits .......................................... — 1,465,925,000 — 1,465,925,000
U.S. Government Sponsored Agency Securities .................... — 7,500,000 — 7,500,000
$ — $ 8,402,294,751 $ — $ 8,402,294,751

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 1.2%
Citibank NA
3.82%, 07/03/23 ................. USD 17,500 $ 17,315,798
4.16%, 08/25/23 ................. 14,500 14,358,005
(SOFR 1 Month + 0.62%),
3.66%, 09/21/23
(a)
.............. 20,000 19,959,213
Wells Fargo Bank NA, (SOFR 1 Month +
0.35%), 3.40%, 03/23/23
(a)
.......... 35,000 34,979,537
86,612,553
Yankee — 22.2%
(b)
Banco Santander SA, New York
(a)
(SOFR 3 Month + 0.62%), 3.66%, 01/18/23 35,000 35,003,980
(SOFR 3 Month + 0.55%), 3.61%, 02/17/23 40,000 39,991,021
Bank of Montreal, Chicago
(a)
(SOFR 1 Month + 0.30%), 3.35%, 01/09/23 20,000 19,993,769
(SOFR 3 Month + 0.50%), 3.55%, 05/05/23 30,000 29,965,960
(SOFR 3 Month + 0.65%), 3.70%, 07/03/23 20,000 19,987,551
Bank of Nova Scotia, Houston
(a)
(SOFR 3 Month + 0.51%), 3.56%, 03/16/23 30,000 29,995,735
(SOFR 3 Month + 0.62%), 3.67%, 04/10/23 20,000 19,999,959
(SOFR 3 Month + 0.50%), 3.55%, 05/05/23 65,000 64,936,626
Barclays Bank plc, New York, (SOFR 1 Month +
0.62%), 3.66%, 04/05/23
(a)
.......... 20,000 19,993,273
BNP Paribas SA, New York, 4.12%, 09/06/23 13,000 12,867,286
Canadian Imperial Bank of Commerce, New
York
0.35%, 11/03/22 ................. 29,500 29,493,254
(SOFR 1 Month + 0.51%),
3.56%, 03/15/23
(a)
.............. 16,000 16,001,451
(SOFR 1 Month + 0.65%),
3.70%, 07/03/23
(a)
.............. 40,000 39,983,058
(SOFR 1 Month + 0.75%),
3.80%, 07/21/23
(a)
.............. 11,700 11,702,079
Commonwealth Bank of Australia, New
York, (SOFR 1 Month + 0.40%),
3.45%, 05/12/23
(a)
................ 18,000 17,974,010
Cooperatieve Rabobank UA, New York
(SOFR 1 Month + 0.42%),
3.47%, 06/12/23
(a)
.............. 50,000 49,921,583
4.15%, 09/06/23 ................. 14,000 13,861,267
Credit Agricole Corporate & Investment Bank
SA, New York, (SOFR 3 Month + 0.50%),
3.55%, 03/17/23
(a)
................ 20,000 19,992,526
Credit Suisse AG, New York, (SOFR 1 Month +
0.28%), 3.33%, 02/10/23
(a)
.......... 62,000 61,938,454
Lloyds Bank Corporate Markets plc, New York
0.40%, 12/01/22 ................. 20,400 20,340,237
(SOFR 3 Month + 0.27%),
3.31%, 01/24/23
(a)
.............. 20,400 20,393,444
Mitsubishi UFJ Trust & Banking Corp.,
New York, (SOFR 3 Month + 0.57%),
3.62%, 06/20/23
(a)
................ 45,000 44,930,590
Mizuho Bank Ltd., New York
(a)
(SOFR 1 Month + 0.55%), 3.59%, 01/09/23 35,000 35,009,625
(SOFR 1 Month + 0.50%), 3.54%, 03/17/23 20,000 19,993,612
MUFG Bank Ltd., New York
0.33%, 11/01/22 ................. 35,000 34,997,287
(SOFR 3 Month + 0.28%),
3.32%, 01/23/23
(a)
.............. 32,000 31,981,392
(SOFR 3 Month + 0.56%),
3.64%, 02/01/23
(a)
.............. 30,000 30,000,000
(SOFR 3 Month + 0.47%),
3.51%, 02/24/23
(a)
.............. 20,000 19,990,912
Security
Par (000)
Par (000) Value
Yankee (continued)
(SOFR 3 Month + 0.30%),
3.34%, 03/10/23
(a)
.............. USD 22,000 $ 21,974,086
Natixis SA, New York, (SOFR 1 Month +
0.28%), 3.33%, 02/07/23
(a)
.......... 25,000 24,988,757
Nordea Bank Abp , New York
(a)
(SOFR 1 Month + 0.42%), 3.46%, 12/01/22 50,000 50,011,281
(SOFR 1 Month + 0.58%), 3.63%, 03/01/23 -
03/02/23 .................... 60,000 60,013,252
(SOFR 1 Month + 0.49%), 3.54%, 05/24/23 40,500 40,452,101
Oversea-Chinese Banking Corp. Ltd.,
New York, (SOFR 3 Month + 0.59%),
3.63%, 02/28/23
(a)
................ 30,000 29,999,617
Royal Bank of Canada, New York
(a)
(SOFR 3 Month + 0.65%), 3.70%, 07/03/23 23,000 22,987,992
(SOFR 3 Month + 0.80%), 3.85%, 10/19/23 14,000 13,998,116
Standard Chartered Bank, New York
(a)
(SOFR 1 Month + 0.61%), 3.66%, 01/31/23 20,000 20,002,591
(SOFR 1 Month + 0.60%), 3.64%, 03/01/23 26,000 26,005,196
(SOFR 1 Month + 0.30%), 3.35%, 03/13/23 30,000 29,973,116
(SOFR 1 Month + 0.55%), 3.60%, 05/04/23 34,000 33,967,654
Sumitomo Mitsui Banking Corp., New York
(a)
(SOFR 1 Month + 0.27%), 3.32%, 01/19/23 25,000 24,987,791
(SOFR 1 Month + 0.41%), 3.46%, 03/14/23 51,550 51,513,151
(SOFR 1 Month + 0.60%), 3.65%, 05/03/23 40,000 39,957,316
Sumitomo Mitsui Trust Bank Ltd., New York
(a)
(SOFR 1 Month + 0.60%), 3.65%, 01/24/23 30,000 29,999,033
(SOFR 1 Month + 0.46%), 3.51%, 02/22/23 45,000 44,972,469
Svenska Handelsbanken AB, New York, (SOFR
1 Month + 0.66%), 3.70%, 07/03/23
(a)
... 36,000 35,973,421
Swedbank AB, New York, (SOFR 1 Month +
0.61%), 3.65%, 04/19/23
(a)
.......... 25,900 25,893,515
Toronto-Dominion Bank, New York
3.41%, 11/21/22
(a)
................ 20,000 20,002,760
(SOFR 1 Day + 0.51%), 3.55%, 03/09/23
(a)
27,000 26,994,317
(SOFR 1 Day + 0.70%), 3.75%, 05/01/23
(a)
28,000 28,000,000
2.80%, 05/08/23 ................. 23,000 22,714,006
(SOFR 1 Day + 0.55%), 3.59%, 06/02/23
(a)
25,000 24,975,344
(SOFR 1 Day + 0.65%), 3.70%, 07/05/23
(a)
24,975 24,957,355
4.12%, 08/28/23 ................. 22,000 21,772,985
4.35%, 09/13/23 ................. 25,000 24,775,979
1,633,103,142
Total Certificates of Deposit — 23.4%
(Cost: $1,721,931,230) ........................... 1,719,715,695
Commercial Paper
Alpine Securitization LLC, (SOFR 1 Day +
0.40%), 3.44%
,
11/04/22
(a)(c)
......... 30,250 30,250,335
Antalis SA, 4.45%
,
03/16/23
(d)
.......... 10,000 9,814,247
Australia & New Zealand Banking Group Ltd.,
(SOFR 1 Day + 0.37%), 3.42%
,
04/26/23
(a)
45,000 44,939,046
Banco Santander SA
4.17%, 01/06/23
(d)
................ 19,000 18,855,550
(SOFR 1 Day + 0.42%), 3.46%, 03/20/23
(a)
46,750 46,718,097
Bank of Montreal
(SOFR 1 Day + 0.27%), 3.32%, 02/13/23
(a)
37,000 36,975,959
(SOFR 1 Day + 0.65%), 3.70%, 04/21/23
(a)
38,000 37,999,997
2.80%, 05/12/23 ................. 30,000 29,649,123
(SOFR 1 Day + 0.55%), 3.60%, 06/06/23
(a)
35,000 34,964,565
Bank of Nova Scotia (The)
(a)
(SOFR 1 Day + 0.51%), 3.56%, 01/03/23 21,000 21,007,546
(SOFR 1 Day + 0.66%), 3.71%, 08/18/23 25,250 25,228,263
Barclays Bank plc, 3.17%
,
11/01/22
(d)
..... 70,000 69,993,925

2022
BlackRock Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Bedford Row Funding Corp.
3.16%, 11/02/22
(d)
................ USD 111,000 $ 110,980,766
(SOFR 1 Day + 0.37%), 3.42%, 11/02/22
(a)
30,000 30,000,000
Bennington Stark Capital Co. LLC
(c)(d)
3.21%, 11/02/22 ................. 30,000 29,994,726
3.28%, 11/03/22 ................. 61,000 60,983,576
BNP Paribas SA, (SOFR 1 Day + 0.40%),
3.45%
,
11/04/22
(a)
................ 30,000 30,000,331
BPCE SA
(SOFR 1 Day + 0.50%), 3.55%, 02/01/23
(a)
30,000 29,999,991
1.42%, 02/22/23
(d)
................ 30,750 30,293,701
(SOFR 1 Day + 0.60%), 3.65%, 03/03/23
(a)
30,000 30,007,104
(SOFR 1 Day + 0.45%), 3.50%, 05/12/23
(a)
50,000 49,939,153
Chariot Funding LLC, (SOFR 1 Day + 0.53%),
3.57%
,
01/20/23
(a)
................ 30,000 30,000,016
Commonwealth Bank of Australia, (SOFR 1
Day + 0.45%), 3.50%
,
02/21/23
(a)
...... 23,250 23,246,465
DNB Bank ASA, (SOFR 1 Day + 0.49%),
3.54%
,
05/26/23
(a)
................ 46,000 45,992,239
DZ Bank AG, 3.06%
,
11/01/22
(d)
......... 5,000 4,999,581
Federation des Caisses Desjardins du Quebec,
(SOFR 1 Day + 0.35%), 3.40%
,
03/23/23
(a)(c)
23,000 22,985,829
ING US Funding LLC, (SOFR 1 Day + 0.52%),
3.56%
,
02/27/23
(a)
................ 58,950 58,950,091
LMA-Americas LLC, 5.34%
,
04/28/23
(d)
.... 15,000 14,620,520
Macquarie Bank Ltd.
(a)
(SOFR 1 Day + 0.35%), 3.39%, 01/04/23 23,000 22,998,798
(SOFR 1 Day + 0.50%), 3.54%, 01/18/23
(c)
67,000 67,014,249
(SOFR 1 Day + 0.60%), 3.64%, 06/22/23 33,000 32,957,880
National Australia Bank Ltd.
(SOFR 1 Day + 0.37%), 3.42%, 11/14/22
(a)
21,000 21,000,832
1.42%, 02/24/23
(d)
................ 17,000 16,748,296
(SOFR 1 Day + 0.37%), 3.42%, 04/13/23
(a)
10,000 9,988,773
(SOFR 1 Day + 0.40%), 3.45%, 05/12/23
(a)
50,000 49,928,574
Old Line Funding LLC
(a)(c)
(SOFR 1 Day + 0.37%), 3.41%, 11/02/22 33,000 33,000,000
(SOFR 1 Day + 0.56%), 3.60%, 03/01/23 30,000 30,000,490
PSP Capital, Inc., 4.04%
,
08/17/23
(c)(d)
..... 19,000 18,226,151
Ridgefield Funding Co. LLC, (SOFR 1 Day +
0.55%), 3.60%
,
02/02/23
(a)(c)
......... 49,000 49,000,000
Royal Bank of Canada, (SOFR 1 Day + 0.51%),
3.55%
,
01/04/23
(a)(c)
............... 23,000 23,006,630
Skandinaviska Enskilda Banken AB, (SOFR 1
Day + 0.58%), 3.62%
,
03/01/23
(a)
...... 32,000 31,999,991
Societe Generale SA, (SOFR 1 Day + 0.49%),
3.54%
,
03/31/23
(a)(c)
............... 25,000 24,993,802
Starbird Funding Corp., 3.76%
,
02/22/23
(d)
.. 19,200 18,908,646
Svenska Handelsbanken AB, (SOFR 1 Day +
0.70%), 3.75%
,
07/13/23
(a)
.......... 20,000 19,993,019
Swedbank AB, (SOFR 1 Day + 0.37%), 3.42%
,
11/23/22
(a)
..................... 26,000 26,002,600
Toronto-Dominion Bank (The), 3.53%
,
03/31/23
(a)
..................... 30,000 29,984,123
UBS AG
(a)
(SOFR 1 Day + 0.30%), 3.35%, 12/08/22 25,000 25,001,960
(SOFR 1 Day + 0.54%), 3.58%, 02/21/23 35,000 34,996,846
(SOFR 1 Day + 0.00%), 3.56%, 05/25/23
(c)
34,000 33,954,778
United Overseas Bank Ltd.
(a)
(SOFR 1 Day + 0.20%), 3.24%, 11/07/22 18,000 17,999,880
(SOFR 1 Day + 0.37%), 3.41%, 04/13/23 50,000 49,948,355
Westpac Banking Corp.
3.17%, 11/02/22
(d)
................ 39,500 39,493,289
(SOFR 1 Day + 0.48%), 3.53%, 03/24/23
(a)
23,000 22,998,198
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(SOFR 1 Day + 0.40%), 3.45%, 05/12/23
(a)
USD 50,000 $ 49,928,574
4.24%, 08/30/23
(d)
................ 24,000 22,972,628
Total Commercial Paper — 24.9%
(Cost: $1,834,375,344) ........................... 1,832,438,104
Corporate Bonds
Consumer Finance — 0.5%
Toyota Motor Credit Corp.
(a)
(SOFR 1 Month + 0.28%), 3.32%, 12/14/22 16,711 16,710,008
(SOFR 1 Month + 0.75%), 3.79%, 07/25/23 20,030 20,051,872
Total Corporate Bonds — 0.5%
(Cost: $36,741,000) .............................. 36,761,880
Municipal Bonds
Arizona — 0.7%
(c)(e)(f)
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-MIZ9049, RB ,
VRDN (Mizuho Capital Markets LLC LIQ) ,
3.48%, 01/29/23 ................. 4,485 4,485,084
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9060TX, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
3.34%, 12/05/22 ................. 30,868 30,868,028
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9070TX, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23 ................. 10,000 10,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XMT0949,
COP , VRDN (Royal Bank of Canada LIQ) ,
2.27%, 11/07/22 ................. 5,215 5,215,000
50,568,112
California — 0.2%
(c)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9042, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.32%, 11/07/22 ................. 3,155 3,155,000
Tender Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XMT0955, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.27%, 11/07/22 ................. 10,885 10,885,000
14,040,000
Louisiana — 0.0%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-MIZ9054, RB ,
VRDN (Mizuho Capital Markets LLC LIQ) ,
3.34%, 12/05/22
(c)(e)(f)
.............. 3,915 3,915,000

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
New York — 1.1%
(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9036, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23
(c)(e)
............... USD 18,795 $ 18,795,000
State of New York Mortgage Agency , Series
2021-238, RB , VRDN (Barclays Bank plc
LOC) , 3.10%, 11/07/22 ............. 27,000 27,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-11, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 12/05/22
(c)
(e)
........................... 13,140 13,140,000
Taxable Series 2021-BTMFT-007, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-BTMFT-007,
RB , VRDN (Barclays Bank plc LOC) ,
3.81%, 12/22/22
(c)(e)
............... 9,000 9,000,000
Tender Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XFT1253, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.27%, 11/07/22
(c)(e)
............... 5,940 5,940,000
Tender Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XMT, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
3.27%, 11/07/22
(c)(e)
............... 4,245 4,245,000
78,120,000
North Carolina — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9078T, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.34%, 12/05/22
(c)(e)(f)
.............. 5,600 5,600,000
Other — 3.1%
(c)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 3.32%, 11/07/22 31,095 31,095,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-MIZ9071T, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.49%, 01/29/23 ................. 4,700 4,700,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XF2926T, RB , VRDN (Mizuho Capital
Markets LLC LOC) , 3.32%, 11/07/22 .... 91,115 91,115,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2019-TMFT005, RB , VRDN
(Barclays Bank plc LOC) , 3.67%, 11/07/22 8,920 8,920,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-XF2908, RB ,
VRDN (Mizuho Capital Markets LLC LOC) ,
3.32%, 11/07/22 ................. 42,890 42,890,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-002, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 12/05/22 26,600 26,600,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-008, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 11/07/22 4,000 4,000,000
Security
Par (000)
Par (000) Value
Other (continued)
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2021-BTMFT-010, RB , VRDN
(Barclays Bank plc LOC) , 3.81%, 12/05/22 USD 18,900 $ 18,900,000
228,220,000
Total Municipal Bonds — 5.2%
(Cost: $380,463,112) ............................. 380,463,112
Time Deposits
Credit Agricole Corporate & Investment Bank
SA
3.05%, 11/01/22 ................. 62,712 62,712,000
3.12%, 11/03/22 ................. 46,000 46,000,000
Erste Group Bank AG, 3.07%, 11/01/22 .... 5,000 5,000,000
ING Bank NV, 3.08%, 11/01/22 .......... 250,000 250,000,000
Mizuho Bank Ltd., 3.07%, 11/01/22 ....... 100,000 100,000,000
Royal Bank of Canada, 3.05%, 11/01/22 ... 77,000 77,000,000
Skandinaviska Enskilda Banken AB,
3.06%, 11/01/22 ................. 59,000 59,000,000
Svenska Handelsbanken AB, 3.04%, 11/01/22 40,000 40,000,000
Swedbank AB, 3.05%, 11/01/22 ......... 300,000 300,000,000
Total Time Deposits — 12.8%
(Cost: $939,712,000) ............................. 939,712,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
3.30%, 11/07/22
(a)
............... 5,500 5,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $5,500,000) .............................. 5,500,000
Total Repurchase Agreements — 28.5%
(Cost: $2,091,500,000) ........................... 2,091,500,000
Total Investments — 95.4%
(Cost: $7,010,222,686 )
(g)
.......................... 7,006,090,791
Other Assets Less Liabilities — 4.6% ................... 334,725,142
Net Assets — 100.0% ..............................
$ 7,340,815,933

2022
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Issuer is a U.S. branch of a foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Rates are the current rate or a range of current rates as of period end.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

TempFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3.00%
(a)
10/31/22 11/01/22 $ 150,000 $ 150,000 $ 150,012,500
U.S. Treasury
Obligations, 0.63% to
7.63%, due 11/15/22 to
05/15/52 ......... $ 176,080,560 $ 153,000,013
3.39
(b)
10/31/22 12/05/22 48,000 48,000 48,158,200
Corporate/Debt
Obligations, 1.86% to
8.75%, due 08/14/24 to
01/22/61 ......... 56,392,928 50,937,705
$ – $ –
$ 198,000 $ 203,937,718
$ – $ –
Bank of Montreal .... 3.12 10/27/22 11/03/22 18,000 18,000 18,010,920
U.S. Government
Sponsored Agency
Obligation, 4.00%, due
09/20/52 ......... 19,794,188 18,360,001
$ – $ –
Barclays Bank plc ... 3.17
(c)
10/31/22 11/01/22 88,000 88,000 88,007,749
Corporate/Debt
Obligations, 0.80% to
7.75%, due 03/15/24 to
10/14/52 ......... 107,906,000 92,400,066
3.19
(c)
10/31/22 11/01/22 12,000 12,000 12,001,063
Corporate/Debt
Obligation, 4.11%, due
07/15/31 ......... 13,275,000 12,844,492
3.29
(c)
10/31/22 11/01/22 22,000 22,000 22,002,011
Corporate/Debt
Obligations, 2.25% to
9.38%, due 12/01/24 to
10/15/30 ......... 38,643,000 25,171,304
3.30
(b)
10/31/22 12/05/22 14,000 14,000 14,044,917
Corporate/Debt
Obligation, 4.11%, due
07/15/31 ......... 15,485,000 14,982,822
$ – $ –
$ 136,000 $ 145,398,684
$ – $ –
Barclays Capital, Inc. . 3.30
(b)
10/31/22 12/05/22 51,000 51,000 51,163,625
U.S. Government
Sponsored Agency
Obligations, 2.00% to
2.50%, due 10/20/51 to
02/20/52 ......... 66,072,367 52,020,000
$ – $ –
BNP Paribas SA .... 3.17
(c)
10/31/22 11/01/22 20,000 20,000 20,001,761
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.25% to
10.75%, due 05/01/23
to 05/15/87 ....... 24,656,526 21,000,000
$ – $ –
Citigroup Global Markets,
Inc. ........... 3.00
(a)
10/31/22 11/01/22 90,000 90,000 90,007,500
U.S. Treasury
Obligations, 0.13% to
3.13%, due 02/28/27 to
08/31/27 ......... 104,233,089 91,802,836
3.12
(c)
10/31/22 11/01/22 29,000 29,000 29,002,513
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
2.75%, due 11/07/22 to
08/15/32 ......... 31,612,100 30,008,234
3.36
(b)
10/31/22 01/01/23 5,000 5,000 5,028,933
Corporate/Debt
Obligations, 4.48% to
5.84%, due 07/22/30 to
02/17/39 ......... 5,544,564 5,350,001
$ – $ –
$ 124,000 $ 127,161,071
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ........... 2.99
(a)
10/31/22 11/01/22 550,000 550,000 550,045,681
U.S. Treasury
Obligations, 0.00% to
3.50%, due 01/31/24 to
11/15/51 ......... 647,602,945 561,000,023

2022
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
2.99% 10/31/22 11/01/22 $ 15,000 $ 15,000 $ 15,001,246
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... $ 15,413,200 $ 15,300,094
3.05 10/31/22 11/01/22 50,000 50,000 50,004,236
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.50%, due 02/01/41 to
10/01/52 ......... 71,631,484 51,500,000
3.18
(b)
10/31/22 11/07/22 157,000 157,000 157,097,078
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
13.00%, due 11/16/22
to 04/18/52 ....... 184,549,639 167,656,843
$ – $ –
$ 772,000 $ 795,456,960
$ – $ –
Credit Suisse Securities
USA LLC ....... 3.66
(b)
10/31/22 02/03/23 80,000 80,000 80,772,667
Corporate/Debt
Obligations, 0.00% to
10.18%, due 09/15/24
to 05/17/62 ....... 1,105,943,079 85,976,339
$ – $ –
Federal Reserve Bank of
New York ....... 3.05 10/31/22 11/01/22 200,000 200,000 200,016,944
U.S. Treasury
Obligation, 0.25%, due
05/15/24 ......... 213,453,900 200,016,998
$ – $ –
HSBC Securities USA,
Inc. ........... 3.19
(c)
10/31/22 11/01/22 17,000 17,000 17,001,506
Corporate/Debt
Obligations, 2.70% to
5.61%, due 06/09/23 to
05/28/50 ......... 18,592,000 17,850,528
$ – $ –
JP Morgan Securities
LLC ........... 3.05 10/31/22 11/01/22 1,000 1,000 1,000,085
U.S. Government
Sponsored Agency
Obligation, 3.50%, due
03/20/52 ......... 1,155,381 1,020,001
3.08
(b)
10/31/22 11/07/22 59,000 59,000 59,035,334
U.S. Government
Sponsored Agency
Obligations, 0.05% to
5.71%, due 09/25/24 to
05/16/61 ......... 837,928,833 61,950,001
3.15
(c)
10/31/22 11/01/22 15,000 15,000 15,001,312
Corporate/Debt
Obligations, 1.63% to
10.38%, due 01/16/23
to 01/31/52 ....... 15,914,000 15,770,784
3.25
(c)
10/31/22 11/01/22 2,500 2,500 2,500,226
Corporate/Debt
Obligations, 4.58% to
6.01%, due 07/08/31 to
10/15/37 ......... 2,926,000 2,675,016
3.37
(b)
10/31/22 11/07/22 82,000 82,000 82,053,733
Corporate/Debt
Obligations, 3.88% to
11.50%, due 05/15/23
to 10/15/44 ....... 115,201,745 93,934,593
3.40
(b)
10/31/22 11/07/22 50,000 50,000 50,033,056
Corporate/Debt
Obligations, 0.00% to
6.04%, due 11/16/26 to
11/18/54 ......... 1,136,932,845 53,772,640
3.52
(b)
10/31/22 01/29/23 25,000 25,000 25,220,000
Corporate/Debt
Obligations, 1.07% to
4.13%, due 03/15/27 to
07/25/62 ......... 29,791,533 26,750,001

TempFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.53%
(b)
10/31/22 01/29/23 $ 65,000 $ 65,000 $ 65,573,625
Corporate/Debt
Obligations, 0.19% to
7.50%, due 03/16/26 to
02/25/60 ......... $ 888,589,699 $ 70,652,717
$ – $ –
$ 299,500 $ 326,525,753
$ – $ –
Mizuho Securities USA
LLC ........... 3.22
(c)
10/31/22 11/01/22 71,000 71,000 71,006,351
Corporate/Debt
Obligations, 4.00% to
5.50%, due 07/01/43 to
11/15/53 ......... 74,035,000 75,972,704
3.52
(b)
10/31/22 12/05/22 8,000 8,000 8,027,378
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 8,211,800 8,160,065
$ – $ –
$ 79,000 $ 84,132,769
$ – $ –
Natixis SA ......... 3.20
(b)
10/31/22 11/07/22 16,000 16,000 16,009,956
Corporate/Debt
Obligations, 1.00% to
6.55%, due 03/10/23 to
05/13/50 ......... 19,886,220 16,800,036
3.28
(b)
10/31/22 11/07/22 16,000 16,000 16,010,204
Corporate/Debt
Obligations, 0.00% to
8.75%, due 05/09/24 to
05/15/97 ......... 20,911,901 17,207,659
$ – $ –
$ 32,000 $ 34,007,695
$ – $ –
TD Securities USA LLC 3.15
(c)
10/31/22 11/01/22 20,000 20,000 20,001,750
Corporate/Debt
Obligations, 1.32% to
4.27%, due 11/29/24 to
03/15/48 ......... 26,617,000 21,000,477
$ – $ –
Wells Fargo Securities
LLC ........... 3.22 10/27/22 11/03/22 10,000 10,000 10,006,261
Corporate/Debt
Obligation, 3.49%, due
02/01/23 ......... 10,477,000 10,500,940
3.39 09/22/22 11/03/22 13,000 13,000 13,051,415
Corporate/Debt
Obligation, 0.00%, due
12/02/22 ......... 13,705,934 13,650,000
3.45
(b)
10/31/22 01/29/23 7,000 7,000 7,060,375
Corporate/Debt
Obligation, 2.96%, due
07/20/32 ......... 10,663,000 7,490,291
4.15 10/21/22 12/15/22 15,000 15,000 15,095,104
Corporate/Debt
Obligations, 2.91% to
4.87%, due 06/15/35 to
09/17/60 ......... 23,395,025 16,050,000
$ – $ –
$ 45,000 $ 47,691,231
$ – $ –
$ 2,091,500 $ 2,180,536,224
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2022
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 1,719,715,695 $ — $ 1,719,715,695
Commercial Paper ....................................... — 1,832,438,104 — 1,832,438,104
Corporate Bonds ........................................ — 36,761,880 — 36,761,880
Municipal Bonds ......................................... — 380,463,112 — 380,463,112
Repurchase Agreements ................................... — 2,091,500,000 — 2,091,500,000
Time Deposits .......................................... — 939,712,000 — 939,712,000
U.S. Government Sponsored Agency Securities .................... — 5,500,000 — 5,500,000
$ — $ 7,006,090,791 $ — $ 7,006,090,791

T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
1.45%, 11/03/22 ................. USD 730 $ 729,793
3.36%, 12/01/22 ................. 120,820 120,795,836
3.83%, 12/29/22 ................. 260 259,849
4.19%, 02/23/23 ................. 555,120 553,194,213
4.30%, 03/23/23 ................. 80,000 79,479,333
4.49%, 04/20/23 ................. 356,290 352,925,039
4.61%, 05/04/23 ................. 541,000 528,866,464
4.29%, 05/18/23 ................. 2,595,405 2,565,428,077
4.33%, 06/15/23 ................. 139,625 137,130,460
4.42%, 10/05/23 ................. 38,790 37,264,023
U.S. Treasury Notes
2.00%, 11/30/22 ................. 490,685 491,132,867
1.63%, 12/15/22 ................. 255,990 256,073,563
0.13%, 12/31/22 ................. 217,285 217,213,586
2.13%, 12/31/22 ................. 310,410 311,122,006
0.13%, 01/31/23 ................. 175,000 174,268,086
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 4.09%, 01/31/23
(b)
... 3,665,068 3,665,147,369
2.00%, 02/15/23 ................. 300,000 300,191,705
1.50%, 02/28/23 ................. 94,825 94,922,350
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.13%, 03/31/23 ................. USD 150,000 $ 148,880,946
1.50%, 03/31/23 ................. 466,255 466,027,755
2.50%, 03/31/23 ................. 199,345 199,816,394
0.13%, 04/30/23 ................. 512,940 507,976,407
2.75%, 04/30/23 ................. 315,260 316,554,014
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.07%, 04/30/23
(b)
... 1,045,755 1,045,775,897
1.75%, 05/15/23 ................. 900,000 898,256,189
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.07%, 07/31/23
(b)
... 2,666,270 2,666,317,641
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 4.03%, 01/31/24
(b)
.... 932,665 932,663,443
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 3.97%, 04/30/24
(b)
.... 274,300 274,003,655
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 4.18%, 10/31/24
(b)
... 249,950 249,813,336
Total U.S. Treasury Obligations — 17.4%
(Cost: $17,592,230,296) ........................... 17,592,230,296
Total Repurchase Agreements — 77.6%
(Cost: $78,588,910,428) ........................... 78,588,910,428
Total Investments — 95.0%
(Cost: $96,181,140,724 ) ........................... 96,181,140,724
Other Assets Less Liabilities — 5.0% ................... 5,110,998,615
Net Assets — 100.0% ..............................
$ 101,292,139,339
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 3.00%
(a)
10/31/22 11/01/22 $ 340,000 $ 340,000 $ 340,028,333
U.S. Treasury
Obligations, 0.63% to
7.63%, due 11/15/22 to
05/15/52 ......... $ 399,115,936 $ 346,800,030
3.00 10/31/22 11/01/22 2,000 2,000 2,000,167
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 2,057,000 2,040,038
3.00 10/31/22 11/01/22 48,905 48,905 48,909,075
U.S. Treasury
Obligation, 1.63%, due
05/15/31 ......... 59,775,500 49,883,111
3.00 10/31/22 11/01/22 3,000 3,000 3,000,250
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 3,085,500 3,060,057
$ – $ –
$ 393,905 $ 401,783,236
$ – $ –
Bank of Montreal ...... 3.00 10/31/22 11/01/22 5,000 5,000 5,000,417
U.S. Treasury
Obligations, 0.00%, due
08/15/33 to 11/15/47 . 12,122,546 5,100,000
$ – $ –
Bank of Nova Scotia (The) 3.00 10/31/22 11/01/22 383,430 383,430 383,461,952
U.S. Treasury
Obligations, 0.00% to
4.00%, due 12/15/22 to
02/15/52 ......... 409,112,100 391,131,206
$ – $ –
Barclays Bank plc ..... 3.05 10/31/22 11/01/22 13,000 13,000 13,001,101
U.S. Treasury
Obligation, 0.00%, due
04/20/23 ......... 13,539,200 13,260,049

2022
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.05% 10/31/22 11/01/22 $ 1,200,000 $ 1,200,000 $ 1,200,101,667
U.S. Treasury
Obligations, 0.38% to
4.38%, due 11/30/24 to
08/15/51 ......... $ 1,467,339,400 $ 1,224,000,025
$ – $ –
$ 1,213,000 $ 1,237,260,074
$ – $ –
Barclays Capital, Inc. ... 2.98 10/31/22 11/01/22 25,000 25,000 25,002,069
U.S. Treasury
Obligation, 3.63%, due
02/15/44 ......... 28,508,800 25,500,036
$ – $ –
BNP Paribas SA ...... 3.00 10/31/22 11/01/22 965,000 965,000 965,080,417
U.S. Treasury
Obligations, 0.13% to
4.25%, due 11/15/24 to
02/15/52 ......... 1,041,100,700 984,300,091
3.00 10/31/22 11/01/22 5,000 5,000 5,000,417
U.S. Treasury
Obligation, 0.13%, due
01/15/31 ......... 5,048,600 5,100,069
$ – $ –
$ 970,000 $ 989,400,160
$ – $ –
Citibank NA .......... 3.00 10/31/22 11/01/22 100,000 100,000 100,008,333
U.S. Treasury
Obligations, 0.00% to
7.63%, due 11/17/22 to
05/15/52 ......... 108,054,236 102,000,000
$ – $ –
Citigroup Global Markets,
Inc. ............. 3.00
(a)
10/31/22 11/01/22 440,000 440,000 440,036,667
U.S. Treasury
Obligations, 0.13% to
3.13%, due 02/28/27 to
08/31/27 ......... 509,583,993 448,813,864
3.00 10/31/22 11/01/22 798,000 798,000 798,066,500
U.S. Treasury
Obligations, 0.13% to
6.13%, due 04/30/29 to
07/15/30 ......... 875,945,500 814,250,901
3.00 10/31/22 11/01/22 5,000 5,000 5,000,417
U.S. Treasury
Obligations, 0.13% to
4.38%, due 10/15/24 to
10/31/24 ......... 5,403,600 5,105,582
$ – $ –
$ 1,243,000 $ 1,268,170,347
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 2.99
(a)
10/31/22 11/01/22 250,000 250,000 250,020,764
U.S. Treasury
Obligations, 0.00% to
3.50%, due 01/31/24 to
11/15/51 ......... 294,364,978 255,000,011
2.99 10/31/22 11/01/22 20,000 20,000 20,001,661
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 20,550,900 20,400,092
2.99 10/31/22 11/01/22 3,000 3,000 3,000,249
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 3,082,700 3,060,078
$ – $ –
$ 273,000 $ 278,460,181
$ – $ –
Credit Suisse AG ...... 3.01 10/31/22 11/01/22 40,000 40,000 40,003,344
U.S. Treasury
Obligations, 0.63% to
1.13%, due 08/31/28 to
02/15/43 ......... 48,464,800 40,800,067
$ – $ –
Deutsche Bank AG ..... 3.01 10/31/22 11/01/22 195,000 195,000 195,016,304
U.S. Treasury
Obligations, 0.13% to
3.13%, due 04/15/24 to
08/15/50 ......... 189,937,800 198,900,079
$ – $ –
Federal Reserve Bank of
New York ......... 3.05 10/31/22 11/01/22 61,000,000 61,000,000 61,005,168,056
U.S. Treasury
Obligations, 0.25% to
2.50%, due 10/31/23 to
11/15/31 ......... 67,075,265,500 61,005,168,060
$ – $ –

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Fixed Income Clearing
Corporation ....... 3.01% 10/31/22 11/01/22 $ 42,298 $ 42,298 $ 42,301,484
U.S. Treasury
Obligation, 1.25%, due
05/15/50 ......... $ 82,375,000 $ 43,147,443
3.01 10/31/22 11/01/22 307,364 307,364 307,389,541
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... 439,245,000 313,536,818
3.01 10/31/22 11/01/22 27,279 27,279 27,281,693
U.S. Treasury
Obligation, 2.88%, due
05/15/49 ......... 35,000,000 27,827,281
3.01 10/31/22 11/01/22 8,931 8,931 8,931,511
U.S. Treasury
Obligation, 3.00%, due
08/15/48 ......... 11,316,000 9,110,127
3.01 10/31/22 11/01/22 41,397 41,397 41,400,060
U.S. Treasury
Obligation, 1.38%, due
08/15/50 ......... 78,375,000 42,227,992
3.01 10/31/22 11/01/22 276,174 276,174 276,196,621
U.S. Treasury
Obligation, 3.38%, due
11/15/48 ......... 322,400,000 281,720,091
3.01 10/31/22 11/01/22 296,558 296,558 296,583,129
U.S. Treasury
Obligation, 3.00%, due
02/15/49 ......... 374,600,000 302,514,296
3.05 10/31/22 11/01/22 500,000 500,000 500,042,361
U.S. Treasury
Obligations, 1.50% to
2.75%, due 08/15/26 to
02/15/28 ......... 549,511,600 510,000,025
3.06 10/31/22 11/01/22 3,000,000 3,000,000 3,000,255,000
U.S. Treasury
Obligations, 0.00% to
5.38%, due 12/06/22 to
08/15/52 ......... 3,531,954,800 3,060,000,019
3.06 10/31/22 11/01/22 116,68 7 116,687 116,697,418
U.S. Treasury
Obligation, 0.38%, due
04/15/24 ......... 126,491,000 119,031,625
3.06 10/31/22 11/01/22 527,31 2 527,312 527,357,322
U.S. Treasury
Obligation, 0.00%, due
04/27/23 ......... 550,000,000 537,906,322
3.06 10/31/22 11/01/22 319,343 319,343 319,370,144
U.S. Treasury
Obligation, 4.13%, due
10/31/27 ......... 327,135,000 325,755,464
3.06 10/31/22 11/01/22 1,694,903 1,694,903 1,695,047,067
U.S. Treasury
Obligation, 0.13%, due
01/15/23 ......... 1,350,000,000 1,728,940,567
3.06 10/31/22 11/01/22 166,000 166,000 166,014,110
U.S. Treasury
Obligation, 0.50%, due
05/31/27 ......... 200,000,000 169,334,110
3.06 10/31/22 11/01/22 485,754 485,754 485,795,289
U.S. Treasury
Obligation, 4.00%, due
10/31/29 ......... 500,000,000 495,511,289
3.06 10/31/22 11/01/22 690,000 690,000 690,058,650
U.S. Treasury
Obligation, 2.75%, due
04/30/27 ......... 750,000,000 703,858,650
$ – $ –
$ 8,500,000 $ 8,670,422,119
$ – $ –
Goldman Sachs & Co. LLC 3.01 10/31/22 11/01/22 312,000 312,000 312,026,087
U.S. Treasury
Obligations, 0.00% to
1.25%, due 12/08/22 to
08/15/31 ......... 378,404,900 318,240,047
$ – $ –
HSBC Securities USA, Inc. 3.01 10/31/22 11/01/22 3,000 3,000 3,000,251
U.S. Treasury
Obligation, 0.00%, due
04/27/23 ......... 3,127,600 3,060,053
3.02
(b)
10/31/22 11/07/22 722,000 722,000 722,423,975
U.S. Treasury
Obligations, 0.00% to
7.13%, due 11/30/22 to
08/15/47 ......... 848,997,107 736,440,000

2022
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.02%
(b)
10/31/22 11/07/22 $ 438,085 $ 438,085 $ 438,342,253
U.S. Treasury
Obligations, 0.00% to
6.75%, due 05/31/23 to
08/15/49 ......... $ 523,829,395 $ 446,846,700
$ – $ –
$ 1,163,085 $ 1,186,346,753
$ – $ –
ING Financial Markets LLC 3.05 10/31/22 11/01/22 100,000 100,000 100,008,472
U.S. Treasury
Obligations, 0.00% to
4.25%, due 01/03/23 to
11/15/51 ......... 109,097,400 102,000,000
$ – $ –
JP Morgan Securities LLC 3.01
(c)
10/31/22 11/01/22 250,000 250,000 250,020,903
U.S. Treasury
Obligation, 0.63%, due
11/30/27 ......... 304,241,600 255,000,007
3.01 10/31/22 11/01/22 9,000 9,000 9,000,753
U.S. Treasury
Obligation, 0.00%, due
11/25/22 ......... 9,199,500 9,180,034
3.05
(b)
10/31/22 11/07/22 500,000 500,000 500,296,528
U.S. Treasury
Obligations, 0.00% to
6.25%, due 04/27/23 to
03/31/28 ......... 553,363,100 510,000,066
$ – $ –
$ 759,000 $ 774,180,107
$ – $ –
MUFG Securities
Americas, Inc. ...... 3.00 10/31/22 11/01/22 35,000 35,000 35,002,917
U.S. Treasury
Obligation, 4.08%, due
07/31/24 ......... 35,460,700 35,700,052
3.05
(b)
10/31/22 11/07/22 200,000 200,000 200,118,611
U.S. Treasury
Obligations, 0.13% to
2.88%, due 01/15/25 to
08/15/32 ......... 201,660,000 204,000,006
$ – $ –
$ 235,000 $ 239,700,058
$ – $ –
Natixis SA ........... 3.00
(c)
10/31/22 11/01/22 243,000 243,000 243,020,250
U.S. Treasury
Obligations, 0.25% to
4.13%, due 08/31/24 to
02/15/48 ......... 275,042,500 247,860,012
3.00 10/31/22 11/01/22 50,000 50,000 50,004,167
U.S. Treasury
Obligations, 1.75% to
2.75%, due 01/31/29 to
11/15/42 ......... 58,557,800 51,000,029
3.05
(c)
10/31/22 11/01/22 500,000 500,000 500,042,361
U.S. Treasury
Obligations, 0.00% to
4.63%, due 02/15/23 to
02/15/49 ......... 549,769,179 510,000,001
$ – $ –
$ 793,000 $ 808,860,042
$ – $ –
Nomura Securities
International, Inc. .... 3.00 10/31/22 11/01/22 250,000 250,000 250,020,833
U.S. Treasury
Obligations, 0.13% to
4.50%, due 02/28/23 to
02/15/41 ......... 305,653,800 255,000,072
$ – $ –
Prudential Insurance Co.
of America ........ 3.06 10/31/22 11/01/22 39,375 39,375 39,378,347
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 100,000,000 40,166,347
3.06 10/31/22 11/01/22 6,525 6,525 6,525,555
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 6,656,055
3.06 10/31/22 11/01/22 71,625 71,625 71,631,088
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 73,064,088
3.06 10/31/22 11/01/22 23,063 23,063 23,064,460
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 50,000,000 23,525,460

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
3.06% 10/31/22 11/01/22 $ 13,440 $ 13,440 $ 13,441,142
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... $ 28,000,000 $ 13,709,942
3.06 10/31/22 11/01/22 34,819 34,819 34,821,710
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 45,000,000 35,517,860
3.06 10/31/22 11/01/22 11,781 11,781 11,782,251
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 25,000,000 12,018,001
3.06 10/31/22 11/01/22 40,050 40,050 40,053,404
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 72,000,000 40,854,044
3.06 10/31/22 11/01/22 12,000 12,000 12,001,020
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 12,241,020
3.06 10/31/22 11/01/22 54,313 54,312 54,317,117
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 55,402,817
3.06 10/31/22 11/01/22 80,190 80,190 80,196,816
U.S. Treasury
Obligation, 0.00%, due
05/15/52 ......... 264,000,000 81,801,936
3.06 10/31/22 11/01/22 42,100 42,100 42,103,578
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... 80,000,000 42,945,978
3.06 10/31/22 11/01/22 13,110 13,110 13,111,114
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 13,373,314
3.06 10/31/22 11/01/22 37,350 37,350 37,353,175
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 60,000,000 38,100,175
3.06 10/31/22 11/01/22 16,600 16,600 16,601,411
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... 40,000,000 16,933,411
3.06 10/31/22 11/01/22 15,300 15,300 15,301,301
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 15,607,300
3.06 10/31/22 11/01/22 12,000 12,000 12,001,020
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 12,241,020
3.06 10/31/22 11/01/22 31,850 31,850 31,852,707
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 32,489,707
$ – $ –
$ 555,490 $ 566,648,475
$ – $ –
Societe Generale SA ... 3.00 10/31/22 11/01/22 55,000 55,000 55,004,583
U.S. Treasury
Obligations, 4.08% to
4.18%, due 07/31/24 to
10/31/24 ......... 56,030,000 56,100,005
$ – $ –
TD Securities USA LLC .. 3.02 10/31/22 11/01/22 25,000 25,000 25,002,097
U.S. Treasury
Obligations, 1.13% to
2.88%, due 07/31/23 to
11/30/26 ......... 26,147,700 25,500,064
$ – $ –
$ 78,588,910 $ 78,946,671,188
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2022
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 78,588,910,428 $ — $ 78,588,910,428
U.S. Treasury Obligations ................................... — 17,592,230,296 — 17,592,230,296
$ — $ 96,181,140,724 $ — $ 96,181,140,724

Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bills
(a)
2.60%, 11/01/22 ................. USD 5,935,440 $ 5,935,440,000
1.45%, 11/03/22 ................. 1,084,680 1,084,596,552
2.45%, 11/08/22 ................. 5,898,540 5,895,687,232
2.84%, 11/15/22 ................. 14,158,700 14,141,816,663
2.71%, 11/17/22 ................. 625,000 624,364,056
3.19%, 11/22/22 ................. 6,095,000 6,084,198,912
3.51%, 11/29/22 ................. 9,567,000 9,540,326,030
3.36%, 12/01/22 ................. 400,015 399,488,297
3.44%, 12/06/22 ................. 559,535 557,748,829
3.51%, 12/13/22 ................. 8,088,240 8,059,744,280
3.68%, 12/20/22 ................. 12,230,000 12,168,658,908
3.83%, 12/27/22 ................. 8,474,750 8,431,114,761
3.83%, 12/29/22 ................. 775,170 772,558,282
3.83%, 01/03/23 ................. 850,000 845,381,925
3.80%, 01/05/23 ................. 1,526,000 1,519,111,806
3.88%, 01/10/23 ................. 864,300 858,928,453
3.98%, 01/12/23 ................. 2,332,000 2,316,705,750
4.00%, 01/17/23 ................. 750,000 744,371,054
3.99%, 01/19/23 ................. 1,260,000 1,249,197,463
4.10%, 01/24/23 ................. 1,570,600 1,557,449,441
4.04%, 01/26/23 ................. 3,117,520 3,087,947,642
4.07%, 01/31/23 ................. 6,612,370 6,552,531,394
4.11%, 02/02/23 ................. 500,000 494,855,970
4.14%, 02/07/23 ................. 3,759,000 3,721,169,986
4.18%, 02/14/23 ................. 250,000 247,174,479
4.19%, 02/23/23 ................. 531,115 529,259,093
4.19%, 03/02/23 ................. 150,000 148,366,500
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.33%, 06/15/23 ................. USD 162,365 $ 159,429,373
U.S. Treasury Notes
1.63%, 11/15/22 ................. 452,000 451,753,035
2.00%, 11/30/22 ................. 233,940 234,151,310
2.38%, 01/31/23 ................. 180,000 180,251,761
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 4.09%, 01/31/23
(b)
... 2,554,640 2,554,685,805
1.38%, 02/15/23 ................. 306,090 305,679,426
1.50%, 02/28/23 ................. 89,570 89,661,955
2.50%, 03/31/23 ................. 209,450 210,601,334
0.13%, 04/30/23 ................. 325,420 322,168,415
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.07%, 04/30/23
(b)
... 938,055 938,073,745
1.75%, 05/15/23 ................. 200,000 199,612,486
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 4.07%, 07/31/23
(b)
... 2,078,970 2,079,125,255
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 4.08%, 10/31/23
(b)
... 954,000 954,306,330
(US Treasury 3 Month Bill Money Market
Yield - 0.02%), 4.03%, 01/31/24
(b)
.... 861,120 861,118,564
(US Treasury 3 Month Bill Money Market
Yield - 0.08%), 3.97%, 04/30/24
(b)
.... 1,618,430 1,616,629,417
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 4.08%, 07/31/24
(b)
... 826,000 825,894,349
(US Treasury 3 Month Bill Money Market
Yield + 0.14%), 4.18%, 10/31/24
(b)
... 1,149,000 1,149,000,000
Total U.S. Treasury Obligations — 102.2%
(Cost: $110,700,336,318) .......................... 110,700,336,318
Total Investments — 102.2%
(Cost: $110,700,336,318 ) .......................... 110,700,336,318
Liabilities in Excess of Other Assets — (2.2)% ............ (2,414,520,986)
Net Assets — 100.0% ..............................
$ 108,285,815,332
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations ................................... $ — $ 110,700,336,318 $ — $ 110,700,336,318

2022
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Alaska — 0.5%
(a)
Alaska Housing Finance Corp. , Series 2009B,
RB , VRDN (Federal Home Loan Bank
SBPA) , 2.20%, 11/07/22 ............ USD 4,500 $ 4,500,000
Alaska Housing Finance Corp. , Series 2009D,
RB , VRDN (Federal Home Loan Bank
SBPA) , 2.20%, 11/07/22 ............ 12,900 12,900,000
17,400,000
Arizona — 0.3%
(a)
Industrial Development Authority of the City
of Phoenix (The) , Series 2014B, RB ,
VRDN (Northern Trust Co. (The) SBPA) ,
1.63%, 11/01/22 ................. 7,700 7,700,000
Mesa Arizona Utility System, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2022-XM1012, RB , VRDN
(TD Bank NA LIQ) , 2.29%, 11/07/22
(b)(c)
.. 4,800 4,800,000
12,500,000
California — 2.9%
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2021-
XF2962, RB , VRDN (Barclays Bank plc
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 4,630 4,630,000
California Public Finance Authority , Series
2017C, RB , VRDN (Barclays Bank plc LOC) ,
1.23%, 11/01/22
(a)
................ 1,200 1,200,000
City of Los Angeles , Series 2022, RB,
4.00%, 06/29/23 ................. 73,450 73,848,811
City of Los Angeles Wastewater System (TD
Bank NA LOC) , 1.85%, 12/07/22 ...... 13,500 13,489,947
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2019-
XF0780, GO , VRDN (JPMorgan Chase
Bank NA LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.... 4,600 4,600,000
Los Angeles Department of Water & Power
Water System , Series 2001B, Sub-Series
B-4, RB , VRDN (Barclays Bank plc SBPA) ,
1.23%, 11/01/22
(a)
................ 700 700,000
Los Angeles Department of Water & Power
Water System , Series 2019A, Sub-Series
A-1, RB , VRDN (Barclays Bank plc SBPA) ,
1.28%, 11/01/22
(a)
................ 1,000 1,000,000
Natomas University School District, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2019-XG0250,
GO , VRDN (Bank of America NA LIQ) ,
2.32%, 11/07/22
(a)(b)(c)
.............. 1,580 1,580,000
San Francisco City & County Airport
Community , Series 2018B, RB , VRDN
(Barclays Bank plc LOC) , 1.90%, 11/07/22
(a)
2,405 2,405,000
103,453,758
Colorado — 3.5%
(a)
City of Colorado Springs Utilities System ,
Series 2009C, RB , VRDN (Sumitomo Mitsui
Banking Corp. SBPA) , 2.22%, 11/07/22 .. 8,605 8,605,000
Colorado Health Facilities Authority , RB , VRDN ,
1.64%, 11/01/22 ................. 100,300 100,300,000
County of Arapahoe , Series 2001, RB , VRDN
(Federal Home Loan Mortgage Corp. LOC) ,
2.27%, 11/07/22 ................. 8,680 8,680,000
Security
Par (000)
Par (000) Value
Colorado (continued)
Denver Colorado City & County, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2018-XF2686, RB , VRDN
(Citibank NA LIQ) , 2.27%, 11/07/22
(b)(c)
.. USD 8,000 $ 8,000,000
125,585,000
Connecticut — 5.3%
(a)
Connecticut Housing Finance Authority ,
Series 2017, Sub-Series A-3, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
2.21%, 11/07/22 ................. 13,800 13,800,000
Connecticut Housing Finance Authority , Series
C-2, RB , VRDN (JPMorgan Chase Bank NA
SBPA) , 2.21%, 11/07/22 ............ 4,000 4,000,000
Connecticut State Health & Educational
Facilities Authority , Series A, RB , VRDN ,
1.37%, 11/01/22 ................. 60,300 60,300,000
Connecticut State Health & Educational
Facilities Authority , Series A, RB , VRDN ,
1.33%, 11/01/22 ................. 38,800 38,800,000
Connecticut State Health & Educational
Facilities Authority , Series A, RB , VRDN ,
2.00%, 11/07/22 ................. 31,450 31,450,000
Connecticut State Health & Educational
Facilities Authority , Series A, RB , VRDN ,
2.16%, 11/07/22 ................. 43,980 43,980,000
192,330,000
Delaware — 0.7%
University of Delaware , Series 2004B, RB ,
VRDN (Bank of America NA SBPA) ,
1.62%, 11/01/22
(a)
................ 24,035 24,035,000
District of Columbia — 2.5%
District of Columbia , Series 2022A, GO , VRDN
(Barclays Bank plc LOC) , 2.00%, 11/15/22 63,500 63,490,119
Metropolitan Washington Airports Authority ,
Series 2010D, RB , VRDN (TD Bank NA
LOC) , 2.23%, 11/07/22
(a)
............ 22,810 22,810,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2019-
XG0267, RB , VRDN (Bank of America NA
LOC) , 2.29%, 11/07/22
(a)(b)(c)
.......... 3,165 3,165,000
89,465,119
Florida — 2.3%
(a)
Cape Coral Water & Sewer, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2017-YX1071, RB , VRDN
(Barclays Bank plc LOC) , 2.28%, 11/07/22
(b)
(c)
........................... 10,480 10,480,000
Escambia County Health Facilities Authority ,
Series 2003B, RB , VRDN (TD Bank NA
SBPA) , 1.73%, 11/01/22 ............ 16,100 16,100,000
Florida Housing Finance Corp. , Series 2004M,
RB , VRDN (Federal Home Loan Mortgage
Corp. LIQ) , 2.30%, 11/07/22 ......... 8,675 8,675,000
Highlands County Health Facilities Authority ,
Series 2012I-3, RB , VRDN , 2.22%, 11/07/22 19,750 19,750,000
JEA Electric System , Series 2008B-3, RB ,
VRDN (Royal Bank of Canada SBPA) ,
2.27%, 11/07/22 ................. 17,405 17,405,000
Orlando Utilities Commission , Series
2015B, RB , VRDN (TD Bank NA SBPA) ,
2.25%, 11/07/22 ................. 8,600 8,600,000
81,010,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Georgia — 2.0%
(a)
Atlanta Water & Waste Water, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2018-XF2649, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
2.27%, 11/07/22
(b)(c)
............... USD 13,000 $ 13,000,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-XL0307,
RB , VRDN (Wells Fargo Bank NA LIQ) ,
2.27%, 11/07/22
(b)(c)
............... 3,135 3,135,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2017 E-107, RB ,
VRDN (Royal Bank of Canada LOC) ,
2.29%, 11/07/22
(b)(c)
............... 5,000 5,000,000
Gainesville & Hall County Development
Authority , Series 2003B, RB , VRDN (TD
Bank NA SBPA) , 1.73%, 11/01/22 ...... 26,280 26,280,000
Georgia Transmission Corp., Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021-XG0308,
RB , VRDN (Bank of America NA LIQ) ,
2.30%, 11/07/22
(b)(c)
............... 9,435 9,435,000
Municipal Electric Authority, Tender Option
Bond Trust Receipts/Certificates,
Various States , Series 2019-XG0256,
RB , VRDN (Bank of America NA LOC) ,
2.29%, 11/07/22
(b)(c)
............... 15,820 15,820,000
72,670,000
Idaho — 0.3%
Idaho Housing & Finance Association ,
Series 2011A, RB , VRDN (Federal
Home Loan Mortgage Corp. Guaranty ) ,
2.21%, 11/07/22
(a)
................ 10,950 10,950,000
Illinois — 3.3%
(a)
Chicago Illinois Finance Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2021E-151, GO ,
VRDN (Royal Bank of Canada LOC) ,
2.28%, 11/07/22
(b)(c)
............... 10,000 10,000,000
City of Aurora , RB , VRDN (BMO Harris Bank
NA LOC) , 2.25%, 11/07/22 .......... 1,000 1,000,000
Illinois Finance Authority , RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 1.63%, 11/01/22 . 35,920 35,920,000
Illinois Finance Authority , Series 1998, RB ,
VRDN (Northern Trust Co. (The) LOC) ,
2.28%, 11/07/22 ................. 8,000 8,000,000
Illinois Finance Authority , Series 2008, Sub-
Series D, RB , VRDN , 2.15%, 11/07/22 .. 17,300 17,300,000
Illinois Finance Authority , Series 2021C,
RB , VRDN (Barclays Bank plc LOC) ,
2.19%, 11/07/22 ................. 12,450 12,450,000
Illinois Finance Authority , Series 2022E, RB ,
VRDN (JPMorgan Chase Bank NA SBPA) ,
1.64%, 11/01/22 ................. 25,755 25,755,000
Illinois Finance Authority, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2018-XL0072, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 2.27%, 11/07/22
(b)(c)
7,500 7,500,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2015-XF2202,
RB , VRDN (Toronto-Dominion Bank LIQ) ,
2.29%, 11/07/22
(b)(c)
............... 1,140 1,140,000
119,065,000
Security
Par (000)
Par (000) Value
Indiana — 1.2%
(a)
Indiana Finance Authority , RB , VRDN (Barclays
Bank plc LOC) , 2.20%, 11/07/22 ....... USD 22,200 $ 22,200,000
Indiana Housing & Community Development
Authority , Series 2017B-3, RB , VRDN (TD
Bank NA LIQ) , 1.62%, 11/01/22 ....... 22,735 22,735,000
44,935,000
Iowa — 3.9%
(a)
Iowa Finance Authority , Series 2008B-1, RB ,
VRDN , 2.28%, 11/07/22 ............ 44,325 44,325,000
Iowa Finance Authority , Series 2016A, RB ,
VRDN , 2.28%, 11/07/22 ............ 31,800 31,800,000
Iowa Finance Authority , Series 2021, RB ,
VRDN (Korea Development Bank LOC) ,
2.34%, 11/07/22 ................. 57,000 57,000,000
Iowa Finance Authority , Series 2016E,
RB , VRDN (Federal National Mortgage
Association LIQ) , 2.23%, 11/07/22 ..... 4,115 4,115,000
Iowa Finance Authority , Series B, RB ,
VRDN (Royal Bank of Canada SBPA) ,
2.23%, 11/07/22 ................. 1,850 1,850,000
139,090,000
Kansas — 0.4%
(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2018-XF0696, RB , VRDN (JPMorgan
Chase Bank NA LIQ) , 2.27%, 11/07/22 .. 8,580 8,580,000
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2018G-23, GO , VRDN (Royal
Bank of Canada LOC) , 2.27%, 11/07/22 . 7,500 7,500,000
16,080,000
Kentucky — 1.1%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2018-XG0161, RB , VRDN (Bank of America
NA LOC) , 2.27%, 11/07/22
(a)(b)(c)
....... 4,960 4,960,000
Louisville and Jefferson County Metropolitan
Sewer District , TECP (JPMorgan Chase
Bank NA SBPA) , 2.85%, 12/02/22 ..... 10,000 9,999,100
Louisville and Jefferson County Metropolitan
Sewer District , TECP (JPMorgan Chase
Bank NA SBPA) , 2.17%, 12/05/22 ..... 10,000 9,992,963
Louisville and Jefferson County Metropolitan
Sewer District , TECP (Bank of America NA
SBPA) , 2.84%, 12/15/22 ............ 9,500 9,501,091
University of Louisville, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2020-XM0881, RB , VRDN (Royal
Bank of Canada LIQ) , 2.28%, 11/07/22
(a)(b)(c)
2,730 2,730,000
37,183,154
Louisiana — 1.9%
(a)
East Baton Rouge Parish Industrial
Development Board, Inc. , Series 2010A, RB ,
VRDN , 1.62%, 11/01/22 ............ 50,000 50,000,000
Louisiana Public Facilities Authority , Series
2007, RB , VRDN , 1.64%, 11/01/22 ..... 15,000 15,000,000
Louisiana Public Facilities Authority , Series
2008C, RB , VRDN , 1.64%, 11/01/22 .... 4,900 4,900,000
69,900,000

2022
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Maryland — 0.3%
(a)(b)(c)
City of Baltimore, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2022-XF3014, RB , VRDN (Citibank NA LIQ) ,
2.27%, 11/07/22 ................. USD 9,690 $ 9,690,000
Maryland Health & Higher Educational Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2021-XG0335, RB , VRDN (Bank of America
NA LOC) , 2.27%, 11/07/22 .......... 2,409 2,409,000
12,099,000
Massachusetts — 1.7%
Attleboro, Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2020-
XM0915, GO , VRDN (Wells Fargo Bank NA
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 2,750 2,750,000
City of Quincy , GO, 4.00%, 07/07/23 ...... 14,500 14,571,533
Massachusetts Bay Transportation Authority ,
Series 2000A, Sub-Series A-1, RB , VRDN
(TD Bank NA LIQ) , 2.37%, 11/07/22
(a)
... 28,505 28,505,000
Massachusetts Development Finance Agency ,
Series 2011K-1, RB , VRDN (Wells Fargo
Bank NA SBPA) , 2.20%, 11/07/22
(a)
.... 13,125 13,125,000
Massachusetts Housing Finance Agency ,
Series 2021, RB, 0.25%, 11/28/22 ..... 2,540 2,534,587
61,486,120
Michigan — 1.0%
(a)
Michigan Building Authority, Tender Option
Bond Trust Receipts/Certificates,
Various States , Series 2019-XM0743,
RB , VRDN (Wells Fargo Bank NA LIQ) ,
2.27%, 11/07/22
(b)(c)
............... 4,000 4,000,000
Michigan State University , Series 2003A, RB ,
VRDN (Northern Trust Co. (The) SBPA) ,
2.40%, 11/07/22 ................. 5,900 5,900,000
Oakland University , Series 2008, RB , VRDN
(JPMorgan Chase Bank NA LOC) ,
2.20%, 11/07/22 ................. 11,100 11,100,000
University of Michigan , Series 2012B, RB ,
VRDN , 1.60%, 11/01/22 ............ 16,515 16,515,000
37,515,000
Minnesota — 2.3%
City of Minneapolis , Series 1997B, RB ,
VRDN (Wells Fargo Bank NA SBPA) ,
2.25%, 11/07/22
(a)
................ 6,425 6,425,000
City of Minneapolis , Series 2018C, RB ,
VRDN (Wells Fargo Bank NA LOC) ,
1.66%, 11/01/22
(a)
................ 12,560 12,560,000
City of Rochester , Series 2008A, RB , VRDN ,
2.32%, 11/07/22
(a)
................ 36,650 36,650,000
Minnesota Housing Finance Agency , Series
2015G, RB , VRDN (Royal Bank of Canada
SBPA) , 2.24%, 11/07/22
(a)
........... 7,200 7,200,000
Minnesota Housing Finance Agency , Series
2017F, RB , VRDN (Royal Bank of Canada
SBPA) , 2.24%, 11/07/22
(a)
........... 5,350 5,350,000
Regents of the University of Minnesota , TECP,
2.72%, 12/06/22 ................. 15,500 15,500,708
83,685,708
Mississippi — 3.6%
(a)
County of Jackson , Series 1993, RB , VRDN ,
1.66%, 11/01/22 ................. 53,855 53,855,000
Mississippi Business Finance Corp. , Series
2007A, RB , VRDN , 1.62%, 11/01/22 .... 40,000 40,000,000
Security
Par (000)
Par (000) Value
Mississippi (continued)
Mississippi Business Finance Corp. , Series
2007B, RB , VRDN , 1.66%, 11/01/22 .... USD 450 $ 450,000
Mississippi Business Finance Corp. , Series
2007E, RB , VRDN , 1.66%, 11/01/22 .... 6,280 6,280,000
Mississippi Business Finance Corp. , Series
2009A, RB , VRDN , 1.66%, 11/01/22 .... 1,550 1,550,000
Mississippi Business Finance Corp. , Series
2010L, RB , VRDN , 1.66%, 11/01/22 .... 10,340 10,340,000
Mississippi Business Finance Corp. , Series
2011G, RB , VRDN , 1.66%, 11/01/22 .... 12,400 12,400,000
Mississippi Business Finance Corp. , Series
2010F, RB , VRDN , 2.20%, 11/07/22 .... 5,055 5,055,000
129,930,000
Missouri — 2.7%
(a)(b)(c)
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2018C-16, RB , VRDN (Royal Bank of
Canada LOC) , 2.29%, 11/07/22 ....... 54,500 54,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2018-XF0678, RB , VRDN (Royal Bank of
Canada LIQ) , 2.27%, 11/07/22 ........ 13,675 13,675,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2019C-17, RB , VRDN (Royal Bank of
Canada LOC) , 2.28%, 11/07/22 ....... 14,000 14,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2020-XG0300, RB , VRDN (Bank of America
NA LOC) , 2.28%, 11/07/22 .......... 3,750 3,750,000
St Louis County, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2022-XG0382, RB , VRDN (Wells Fargo
Bank NA LIQ) , 2.27%, 11/07/22 ....... 10,640 10,640,000
96,565,000
Nebraska — 4.0%
Lincoln Nebraska Electric , TECP (JPMorgan
Chase Bank NA SBPA) , 1.90%, 12/01/22 . 40,000 39,976,780
Nebraska Investment Finance Authority , Series
2022E, RB , VRDN (Federal Home Loan
Bank SBPA) , 2.25%, 11/07/22
(a)
....... 28,800 28,800,000
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 1.75%, 11/02/22 ... 15,000 14,999,771
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 2.75%, 12/01/22 ... 2,500 2,499,783
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 1.90%, 12/01/22 ... 9,950 9,944,224
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 1.90%, 12/05/22 ... 10,050 10,043,394
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 1.90%, 12/06/22 ... 11,500 11,491,669
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 2.90%, 12/07/22 ... 8,085 8,084,554
Omaha Public Power District , TECP (Bank of
America NA SBPA) , 2.84%, 12/15/22 ... 13,150 13,149,913
Omaha Public Power District Electric, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2018-XF2685, RB ,
VRDN (Citibank NA LIQ) , 2.27%, 11/07/22
(a)
(b)(c)
.......................... 5,400 5,400,000
144,390,088

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Nevada — 0.4%
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2020-XF2858,
COP , VRDN (Barclays Bank plc LIQ) ,
2.27%, 11/07/22
(a)(b)(c)
.............. USD 12,750 $ 12,750,000
New Hampshire — 0.4%
New Hampshire Health and Education Facilities
Authority Act , Series 2005A-2, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
1.64%, 11/01/22
(a)
................ 14,800 14,800,000
New Jersey — 1.2%
(a)
New Jersey Health Care Facilities Financing
Authority , RB , VRDN (Wells Fargo Bank NA
LOC) , 1.80%, 11/07/22 ............. 6,220 6,220,000
New Jersey Health Care Facilities Financing
Authority , Series 2009D, RB , VRDN (TD
Bank NA LOC) , 1.81%, 11/07/22 ...... 28,555 28,555,000
New Jersey Health Care Facilities Financing
Authority , Series 2009E, RB , VRDN (TD
Bank NA LOC) , 1.82%, 11/07/22 ...... 2,000 2,000,000
New Jersey State Appropriation, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2018-XG0168, RB , VRDN
(Barclays Bank plc LOC) , 2.28%, 11/07/22
(b)
(c)
........................... 7,725 7,725,000
44,500,000
New York — 17.0%
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2019-E-137, RB , VRDN (Royal Bank
of Canada LOC) , 2.27%, 11/07/22
(a)(b)(c)
.. 4,635 4,635,000
City of New York , Series 2014D, Sub-series
D-4, GO , VRDN (TD Bank NA LOC) ,
1.60%, 11/01/22
(a)
................ 31,200 31,200,000
City of New York , Series 2015, Sub-Series F-6,
GO , VRDN (JPMorgan Chase Bank NA
SBPA) , 1.59%, 11/01/22
(a)
........... 25,870 25,870,000
City of New York , Series 2015F, Sub-Series
F-5, GO , VRDN (Barclays Bank plc SBPA) ,
1.60%, 11/01/22
(a)
................ 25,900 25,900,000
City of New York , Series 2017A, Sub-Series
A-5, GO , VRDN (JPMorgan Chase Bank NA
SBPA) , 1.59%, 11/01/22
(a)
........... 9,600 9,600,000
City of New York , Series 2022, Sub-Series D-3,
GO , VRDN (State Street Bank & Trust Co.
SBPA) , 1.59%, 11/01/22
(a)
........... 13,000 13,000,000
City of New York , Series 2023A, Sub-Series
A3, GO , VRDN (Bank of Montreal SBPA) ,
1.60%, 11/01/22
(a)
................ 10,250 10,250,000
City of New York , Series 2023A, Sub-Series
A4, GO , VRDN (TD Bank NA SBPA) ,
1.60%, 11/01/22
(a)
................ 15,500 15,500,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2017-XF0550,
RB , VRDN (Toronto-Dominion Bank LIQ) ,
2.28%, 11/07/22
(a)(b)(c)
.............. 10,050 10,050,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2018-XF0677,
RB , VRDN (Toronto-Dominion Bank LIQ) ,
2.28%, 11/07/22
(a)(b)(c)
.............. 4,595 4,595,000
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority ,
Series 2005D, Sub-Series D-2, RB ,
VRDN (Landesbank Hessen-Thuringen
Girozentrale LOC) , 1.62%, 11/01/22
(a)
... USD 3,935 $ 3,935,000
Metropolitan Transportation Authority , Series
2008A, Sub-Series 2A, RB , VRDN (TD Bank
NA LOC) , 1.60%, 11/01/22
(a)
......... 6,420 6,420,000
Metropolitan Transportation Authority , Series
2012A-2, RB , VRDN (Bank of Montreal
LOC) , 2.35%, 11/07/22
(a)
............ 10,000 10,000,000
Metropolitan Transportation Authority , Series
2015, Sub-Series E-3, RB , VRDN (Bank of
America NA LOC) , 1.57%, 11/01/22
(a)
... 22,000 22,000,000
New York City Housing Development Corp. ,
Series 2021F-3, RB , VRDN (Barclays Bank
plc SBPA) , 2.20%, 11/07/22
(a)
......... 39,285 39,285,000
New York City Housing Development Corp. ,
RB , VRDN (Barclays Bank plc SBPA) ,
2.20%, 11/07/22
(a)
................ 29,100 29,100,000
New York City Municipal Water Finance
Authority , Series 2008BB-1, RB , VRDN
(Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA) ,
2.20%, 11/07/22
(a)
................ 19,175 19,175,000
New York City Municipal Water Finance
Authority , Series 2012A-2, RB , VRDN
(Mizuho Bank Ltd. SBPA) , 1.61%, 11/01/22
(a)
29,430 29,430,000
New York City Municipal Water Finance
Authority , Series 2016BB-1A, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
1.57%, 11/01/22
(a)
................ 10,750 10,750,000
New York City Municipal Water Finance
Authority , Series 2016BB-1B, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
1.57%, 11/01/22
(a)
................ 67,835 67,835,000
New York City Transitional Finance Authority ,
Series 2013A, Sub-Series A-4, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
1.59%, 11/01/22
(a)
................ 1,400 1,400,000
New York City Transitional Finance Authority ,
Series 2014D-3, RB , VRDN (Mizuho Bank
Ltd. SBPA) , 1.63%, 11/01/22
(a)
........ 41,850 41,850,000
New York City Transitional Finance
Authority , Series 2019, Sub-Series C-4,
RB , VRDN (Barclays Bank plc SBPA) ,
1.60%, 11/01/22
(a)
................ 2,100 2,100,000
New York City Transitional Finance Authority ,
Series 2023, Sub-Series A2, RB , VRDN
(UBS AG SBPA) , 1.59%, 11/01/22
(a)
.... 33,400 33,400,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2022-
XF1305, RB , VRDN (Toronto-Dominion
Bank LIQ) , 2.27%, 11/07/22
(a)(b)(c)
...... 3,075 3,075,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2018-XF2647, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 2,500 2,500,000
Port Authority of New York & New Jersey
(JPMorgan Chase Bank NA LIQ) ,
2.15%, 11/09/22 ................. 4,225 4,224,668
Port Authority of New York & New Jersey ,
TECP (JPMorgan Chase Bank NA SBPA) ,
2.15%, 11/16/22 ................. 6,930 6,928,129

2022
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
New York (continued)
State of New York Mortgage Agency , Series
247, RB , VRDN (TD Bank NA SBPA) ,
2.20%, 11/07/22
(a)
................ USD 43,175 $ 43,175,000
Triborough Bridge & Tunnel Authority , Series
2005, Sub-Series B-2B, RB , VRDN
(State Street Bank & Trust Co. LOC) ,
2.35%, 11/07/22
(a)
................ 6,000 6,000,000
Triborough Bridge & Tunnel Authority , Series
2005B-2A, RB , VRDN (State Street Bank &
Trust Co. LOC) , 2.20%, 11/07/22
(a)
..... 62,800 62,800,000
Triborough Bridge & Tunnel Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-XF1359,
RB , VRDN (Toronto-Dominion Bank LIQ) ,
2.28%, 11/07/22
(a)(b)(c)
.............. 15,000 15,000,000
610,982,797
North Carolina — 2.6%
(a)
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2021E, RB , VRDN (Royal Bank of
Canada LOC) , 1.60%, 11/01/22 ....... 5,000 5,000,000
Charlotte-Mecklenburg Hospital Authority (The) ,
Series 2007E, RB , VRDN (TD Bank NA
LOC) , 1.62%, 11/01/22 ............. 17,655 17,655,000
City of Charlotte , Series 2013G, COP ,
VRDN (Wells Fargo Bank NA LIQ) ,
2.22%, 11/07/22 ................. 15,970 15,970,000
City of Charlotte Water & Sewer System,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2022-
XG0403, RB , VRDN (Wells Fargo Bank NA
LIQ) , 2.27%, 11/07/22
(b)(c)
........... 6,275 6,275,000
Durham Housing Authority , Series 2021A, RB ,
VRDN (Federal Home Loan Bank SBPA &
United Fidelity Bank LOC) , 2.23%, 11/07/22 11,385 11,385,000
Durham Housing Authority , Series 2021B, RB ,
VRDN (Federal Home Loan Bank SBPA &
United Fidelity Bank LOC) , 2.23%, 11/07/22 3,400 3,400,000
North Carolina Educational Facilities Finance
Agency , Series 1992A, RB , VRDN ,
2.15%, 11/07/22 ................. 4,350 4,350,000
University of North Carolina at Chapel Hill ,
Series 2001A, RB , VRDN (TD Bank NA
SBPA) , 1.62%, 11/01/22 ............ 29,045 29,045,000
93,080,000
North Dakota — 0.2%
North Dakota Housing Finance Agency , Series
2015E, RB , VRDN (TD Bank NA SBPA) ,
2.22%, 11/07/22
(a)
................ 6,900 6,900,000
Ohio — 2.9%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2019-E-133, RB ,
VRDN (Royal Bank of Canada LOC) ,
2.27%, 11/07/22
(b)(c)
............... 11,270 11,270,000
County of Franklin , Series 2009A, RB , VRDN
(Barclays Bank plc SBPA) , 2.20%, 11/07/22 15,545 15,545,000
County of Franklin , Series 2009B, RB , VRDN
(Barclays Bank plc SBPA) , 2.20%, 11/07/22 22,090 22,090,000
Miami County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2019-XG0225,
RB , VRDN (Royal Bank of Canada LOC) ,
2.28%, 11/07/22
(b)(c)
............... 3,000 3,000,000
Security
Par (000)
Par (000) Value
Ohio (continued)
Ohio Higher Educational Facility Commission ,
Series 2013B-1, RB , VRDN (Ohio State
Treasurer SBPA) , 2.18%, 11/07/22 ..... USD 23,000 $ 23,000,000
Ohio State Hospital, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2022C-18, RB , VRDN (Royal Bank of
Canada LOC) , 2.28%, 11/07/22
(b)(c)
..... 9,000 9,000,000
Ohio State University (The) , Series 2010E, RB ,
VRDN , 2.23%, 11/07/22 ............ 8,965 8,965,000
Ohio State University (The) , Series 2014B-1,
RB , VRDN , 2.15%, 11/07/22 ......... 6,500 6,500,000
State of Ohio , Series 2022B, RB , VRDN ,
2.22%, 11/07/22 ................. 5,000 5,000,000
104,370,000
Oregon — 0.5%
(a)
Oregon State Facilities Authority , Series 2005A,
RB , VRDN (Federal National Mortgage
Association LOC) , 2.38%, 11/07/22 ..... 6,775 6,775,000
Oregon State Facilities Authority , Series
2018B, RB , VRDN (TD Bank NA LOC) ,
1.61%, 11/01/22 ................. 10,130 10,130,000
16,905,000
Pennsylvania — 2.8%
(a)
Emmaus General Authority , Series 1996-1,
RB , VRDN (Wells Fargo Bank NA SBPA) ,
2.23%, 11/07/22 ................. 34,135 34,135,000
Lancaster Industrial Development Authority ,
Series 2009C, RB , VRDN (PNC Bank NA
LOC) , 2.29%, 11/07/22 ............. 10,970 10,970,000
Montgomery County Industrial Development
Authority , Series 2002, RB , VRDN (TD Bank
NA SBPA) , 1.73%, 11/01/22 .......... 8,165 8,165,000
Pennsylvania Economic Development
Financing Authority , Series 2009C,
RB , VRDN (MUFG Bank Ltd. LOC) ,
3.25%, 11/07/22 ................. 12,000 12,000,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2020-
XL0140, RB , VRDN (Wells Fargo Bank NA
LIQ) , 2.27%, 11/07/22
(b)(c)
........... 1,625 1,625,000
Philadelphia Authority for Industrial
Development, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
19XF2, RB , VRDN (Mizuho Capital Markets
LLC LOC) , 2.44%, 11/07/22
(b)(c)
....... 3,930 3,930,000
Sports & Exhibition Authority of Pittsburgh and
Allegheny County , Series 2007A, RB , VRDN
(PNC Bank NA SBPA) , 2.26%, 11/07/22 . 9,600 9,600,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2017-YX1075,
RB , VRDN (Barclays Bank plc LOC) ,
2.28%, 11/07/22
(b)(c)
............... 17,190 17,190,000
Wilkes-Barre Area School District, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2019-XF0777,
GO , VRDN (Bank of America NA LOC) ,
2.28%, 11/07/22
(b)(c)
............... 2,280 2,280,000
99,895,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Rhode Island — 0.2%
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2019-
XM0721, RB , VRDN (Wells Fargo Bank NA
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... USD 7,150 $ 7,150,000
South Carolina — 0.9%
(a)
City of Columbia Waterworks & Sewer System ,
Series 2009, RB , VRDN (Sumitomo Mitsui
Banking Corp. LOC) , 2.24%, 11/07/22 ... 15,520 15,520,000
South Carolina Jobs-Economic Development
Authority , RB , VRDN (Federal Home Loan
Bank SBPA & United Fidelity Bank LOC) ,
2.25%, 11/07/22 ................. 5,800 5,800,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-XG0398,
RB , VRDN (Barclays Bank plc LIQ) ,
2.36%, 11/07/22
(b)(c)
............... 6,145 6,145,000
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-XL0313,
RB , VRDN (Wells Fargo Bank NA LIQ) ,
2.36%, 11/07/22
(b)(c)
............... 5,540 5,540,000
33,005,000
South Dakota — 1.2%
(a)
South Dakota Housing Development Authority ,
Series 2020A, RB , VRDN (Federal Home
Loan Bank SBPA) , 2.26%, 11/07/22 .... 9,830 9,830,000
South Dakota Housing Development Authority ,
Series 2020B, RB , VRDN (South Dakota
Housing Development Authority SBPA) ,
2.22%, 11/07/22 ................. 27,975 27,975,000
South Dakota Housing Development Authority ,
Series 2022D, RB , VRDN (Federal Home
Loan Bank LIQ) , 2.26%, 11/07/22 ...... 5,200 5,200,000
43,005,000
Tennessee — 2.4%
Johnson City Health & Educational Facilities
Board , Series 2022B, RB , VRDN (Truist
Bank LOC) , 2.28%, 11/07/22
(a)
........ 44,570 44,570,000
Metropolitan Government of Nashville &
Davidson County , TECP (State Street Bank
& Trust Co. SBPA) , 2.27%, 11/08/22 .... 36,000 35,997,887
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2018-YX1087, RB , VRDN (Barclays Bank
plc LIQ) , 2.27%, 11/07/22
(a)(b)(c)
........ 5,515 5,515,000
86,082,887
Texas — 10.3%
Austin Electric Utility System, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2015-XF0220, RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
2.30%, 11/07/22
(a)(b)(c)
.............. 27,745 27,745,000
Board of Regents of the University of Texas
System , TECP, 1.98%, 11/02/22 ....... 12,100 12,099,914
Board of Regents of the University of Texas
System , TECP, 1.85%, 11/02/22 ....... 25,000 24,999,650
Board of Regents of the University of Texas
System , TECP, 2.10%, 01/05/23 ....... 19,600 19,561,074
Board of Regents of the University of Texas
System , TECP, 2.00%, 01/05/23 ....... 12,500 12,480,985
Security
Par (000)
Par (000) Value
Texas (continued)
Board of Regents of the University of Texas
System , TECP, 2.00%, 01/09/23 ....... USD 25,000 $ 24,961,998
Board of Regents of the University of Texas
System , TECP, 2.00%, 01/10/23 ....... 10,500 10,482,809
Board of Regents of the University of Texas
System , Series 2008B, RB , VRDN
(University of Texas Management Co. LIQ) ,
2.18%, 11/07/22
(a)
................ 10,155 10,155,000
City of Garland , TECP (Barclays Bank plc
LOC) , 2.00%, 12/01/22 ............. 6,300 6,296,089
City of Houston Combined Utility System ,
RB , VRDN (TD Bank NA SBPA) ,
2.25%, 11/07/22
(a)
................ 5,000 5,000,000
City of San Antonio , TECP (Bank of America
NA SBPA) , 2.75%, 12/08/22 ......... 10,000 9,999,992
City of San Antonio , TECP (Bank of America
NA SBPA) , 2.63%, 05/18/23 ......... 40,000 39,836,704
Dallas Independent School District , Series
2022, GO, 5.00%, 02/15/23 .......... 4,800 4,825,266
Dallas Texas Water Works & Swear System,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2018-
XF2697, RB , VRDN (Citibank NA LIQ) ,
2.26%, 11/07/22
(a)(b)(c)
.............. 6,000 6,000,000
Gulf Coast Industrial Development Authority ,
Series 2012, RB , VRDN , 1.64%, 11/01/22
(a)
20,000 20,000,000
Harris County Cultural Education Facilities
Finance Corp. , RB , VRDN (Bank of America
NA SBPA) , 1.59%, 11/01/22
(a)
........ 37,825 37,825,000
Harris County Cultural Education Facilities
Finance Corp. , Series 2020B, RB , VRDN ,
1.64%, 11/01/22
(a)
................ 12,850 12,850,000
Houston Higher Education Finance
Corp. , Series 2010B, RB , VRDN ,
2.20%, 11/07/22
(a)
................ 8,375 8,375,000
Lamar Texas Cons Independent School
District, Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2018G-
18, GO , VRDN (Royal Bank of Canada
LOC) , 2.27%, 11/07/22
(a)(b)(c)
.......... 7,740 7,740,000
Laredo Texas, Tender Option Bond Trust
Receipts/Certificates , Series 2018G-60,
GO , VRDN (Royal Bank of Canada LOC) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 10,520 10,520,000
Lower Colorado River Authority (State
Street Bank & Trust Co. LOC (50%) &
JPMorgan Chase Bank NA (50%) LOC) ,
2.75%, 12/15/22 ................. 1,988 1,988,114
North Bend Water Authority Texas Water,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 19XF0,
RB , VRDN (JPMorgan Chase Bank NA LIQ) ,
2.34%, 11/07/22
(a)(b)(c)
.............. 12,705 12,705,000
Port of Port Arthur Navigation District , Series
2002C, RB , VRDN , 2.25%, 11/07/22
(a)
... 1,300 1,300,000
Red River Education Finance Corp. , Series
2006, RB , VRDN (TD Bank NA SBPA) ,
2.25%, 11/07/22
(a)
................ 36,900 36,900,000
Texas Transportation Commission State
Highway Fund , Series 2014B, RB , VRDN
(Sumitomo Mitsui Banking Corp. LIQ) ,
2.27%, 11/07/22
(a)
................ 5,000 5,000,000
369,647,595

2022
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Utah — 1.9%
(a)
City of Murray , Series 2003A, RB , VRDN ,
2.18%, 11/07/22 ................. USD 17,800 $ 17,800,000
County of Utah , Series 2016C, RB ,
VRDN (BMO Harris Bank NA SBPA) ,
2.32%, 11/07/22 ................. 27,300 27,300,000
County of Utah , Series 2018C, RB , VRDN (TD
Bank NA SBPA) , 1.63%, 11/01/22 ...... 20,690 20,690,000
Utah County Hospital, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2019-XM0732, RB , VRDN (Wells
Fargo Bank NA LIQ) , 2.27%, 11/07/22
(b)(c)
. 1,910 1,910,000
67,700,000
Virginia — 2.0%
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2018-XF0606,
RB , VRDN (Bank of America NA LIQ) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 5,100 5,100,000
Loudoun County Economic Development
Authority , Series 2003B, RB , VRDN ,
2.23%, 11/07/22
(a)
................ 10,750 10,750,000
Loudoun County Economic Development
Authority , Series 2013A, RB , VRDN ,
2.32%, 11/07/22
(a)
................ 15,645 15,645,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2018-
XG0183, RB , VRDN (Barclays Bank plc
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 12,860 12,860,000
Virginia Commonwealth Transportation Board
Trust, Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2018-
XF0659, RB , VRDN (Royal Bank of Canada
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 6,000 6,000,000
Virginia Polytechnic Institute & State University ,
TECP, 2.55%, 11/07/22 ............. 20,697 20,697,666
71,052,666
Washington — 0.8%
King County Housing Authority , TECP,
2.62%, 11/02/22 ................. 14,700 14,700,099
King County Washington Housing Authority,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2020-
XL0141, RB , VRDN (Wells Fargo Bank NA
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 10,600 10,600,000
Security
Par (000)
Par (000) Value
Washington (continued)
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2018-XF2527, RB , VRDN (Citibank NA LIQ) ,
2.34%, 11/07/22
(a)(b)(c)
.............. USD 1,875 $ 1,875,000
27,175,099
Wisconsin — 3.6%
(a)
University of Wisconsin Hospitals & Clinics ,
Series 2018B, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 1.59%, 11/01/22 ...... 60,890 60,890,000
University of Wisconsin Hospitals & Clinics ,
Series 2018C, RB , VRDN (BMO Harris Bank
NA SBPA) , 1.60%, 11/01/22 .......... 66,935 66,935,000
Wisconsin Housing & Economic Development
Authority , Series 2017C, RB , VRDN (Federal
Home Loan Bank SBPA) , 2.20%, 11/07/22 1,100 1,100,000
128,925,000
Wyoming — 0.1%
Wyoming Community Development Authority ,
Series 2, RB , VRDN (Barclays Bank plc
SBPA) , 2.19%, 11/07/22
(a)
........... 5,000 5,000,000
Total Municipal Bonds — 99.1%
(Cost: $3,565,097,575) ........................... 3,564,248,991
Closed-End Investment Companies
New York — 1.1%
(a)(c)
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 1, VRDP, (Toronto-
Dominion Bank. LIQ) 2.29%, 11/07/22 ... 10,200 10,200,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 5, VRDP, (Societe
Generale. LIQ) 2.28%, 11/07/22 ....... 30,000 30,000,000
40,200,000
Total Closed-End Investment Companies — 1.1%
(Cost: $40,200,000) .............................. 40,200,000
Total Investments — 100.2%
(Cost: $3,605,297,575 )
(d)
.......................... 3,604,448,991
Liabilities in Excess of Other Assets — (0.2)% ............ (8,897,848)
Net Assets — 100.0% ..............................
$ 3,595,551,143
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

MuniCash
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 40,200,000 $ — $ 40,200,000
Municipal Bonds ......................................... — 3,564,248,991 — 3,564,248,991
$ — $ 3,604,448,991 $ — $ 3,604,448,991

2022
BlackRock Annual Report to Shareholders
California Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California — 74.0%
Abag Finance Authority for Nonprofit Corp. ,
Series 2009A, RB , VRDN (Bank of America
NA LOC) , 1.87%, 11/07/22
(a)
......... USD 220 $ 220,000
Bay Area Toll Authority , Series 2008E-1, RB ,
VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd.
LOC) , 1.85%, 11/07/22
(a)
............ 250 250,000
Bay Area Toll Authority , Series D2, RB ,
VRDN (Bank of America NA LOC) ,
1.82%, 11/07/22
(a)
................ 1,000 1,000,000
California Educational Facilities
Authority , Series 2006B, RB , VRDN ,
1.85%, 11/07/22
(a)
................ 10,400 10,400,000
California Educational Facilities
Authority , Series 2006A, RB , VRDN ,
1.90%, 11/07/22
(a)
................ 900 900,000
California Health Facilities Financing
Authority , Series 2008B-1, RB , VRDN ,
1.84%, 11/07/22
(a)
................ 900 900,000
California Health Facilities Financing Authority ,
Series 2011B, RB , VRDN (Bank of Montreal
LOC) , 1.95%, 11/07/22
(a)
............ 5,540 5,540,000
California Health Facilities Financing
Authority , Series 2012B, RB , VRDN ,
1.90%, 11/07/22
(a)
................ 200 200,000
California Health Facilities Financing Authority ,
Series B2, RB , VRDN , 1.92%, 01/05/23
(a)
2,200 2,200,000
California Health Facilities Financing Authority,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2021-
XF2962, RB , VRDN (Barclays Bank plc
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 1,200 1,200,000
California Municipal Finance Authority , Series
2010A, RB , VRDN , 1.38%, 11/01/22
(a)
... 1,605 1,605,000
California Public Finance Authority , RB ,
VRDN (JPMorgan Chase Bank NA LIQ) ,
1.24%, 11/01/22
(a)
................ 3,850 3,850,000
California Public Finance Authority , Series
2017C, RB , VRDN (Barclays Bank plc LOC) ,
1.23%, 11/01/22
(a)
................ 900 900,000
California Public Finance Authority, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-XF3006,
RB , VRDN (Barclays Bank plc LIQ) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 4,000 4,000,000
California Statewide Communities Development
Authority , Series 2008B, RB , VRDN (Wells
Fargo Bank NA LOC) , 1.35%, 11/01/22
(a)
. 300 300,000
California Statewide Communities
Development Authority , Series 2008C, RB ,
VRDN (Northern Trust Co. (The) LOC) ,
1.92%, 11/07/22
(a)
................ 3,750 3,750,000
California Statewide Communities Development
Authority , Series 2009H, RB , VRDN
(Federal Home Loan Mortgage Corp. LOC) ,
1.86%, 11/07/22
(a)
................ 2,720 2,720,000
City & County of San Francisco , TECP (US
Bank NA LOC) , 2.70%, 12/01/22 ...... 4,085 4,084,646
City of Los Angeles , Series 2022, RB,
4.00%, 06/29/23 ................. 4,000 4,021,719
City of Los Angeles Department of Airports
(PNC BANK NA LOC) , 3.10%, 02/16/23 . 3,793 3,792,979
City of Los Angeles Wastewater System (TD
Bank NA LOC) , 1.85%, 12/07/22 ...... 4,000 3,997,021
Security
Par (000)
Par (000) Value
California (continued)
City of Pasadena , Series A, COP , VRDN (Bank
of America NA LOC) , 1.92%, 11/07/22
(a)
.. USD 8,230 $ 8,230,000
City of Riverside , Series 2008C, RB , VRDN
(Barclays Bank plc LOC) , 1.93%, 11/07/22
(a)
1,245 1,245,000
City of Vacaville , Series 1999A, RB , VRDN
(Federal National Mortgage Association
LIQ) , 1.88%, 11/07/22
(a)
............ 4,600 4,600,000
County of Riverside , Series 2009, COP ,
VRDN (Bank of America NA LOC) ,
1.91%, 11/07/22
(a)
................ 320 320,000
County of San Bernardino , Series 1999A,
RB , VRDN (Federal National Mortgage
Association LOC) , 1.88%, 11/07/22
(a)
... 4,545 4,545,000
Del Mar California, Tender Option Bond Trust
Receipts/Certificates, Various States , Series
2019-XG0259 , VRDN (Bank of America NA
LOC) , 2.29%, 11/07/22
(a)(b)(c)
.......... 2,650 2,650,000
East Bay Municipal Utility District , TECP
(Sumitomo Mitsui Banking Corp. SBPA) ,
1.75%, 11/03/22 ................. 4,100 4,099,886
Golden Gate Bridge Highway & Transportation
District , TECP (JPMorgan Chase Bank NA
SBPA) , 1.72%, 11/02/22 ............ 3,625 3,624,945
Hartnell Community College District, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2017-XF0587,
GO , VRDN (Toronto-Dominion Bank LIQ) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 1,150 1,150,000
Imperial Irrigation District Electric, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2017-XM0488,
RB , VRDN (Royal Bank of Canada LIQ) ,
2.30%, 11/07/22
(a)(b)(c)
.............. 5,000 5,000,000
Irvine Ranch Water District , Series 2008A ,
VRDN (Sumitomo Mitsui Banking Corp.
LOC) , 1.91%, 11/07/22
(a)
............ 400 400,000
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2019-
XF0780, GO , VRDN (JPMorgan Chase
Bank NA LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.... 6,423 6,423,000
Los Angeles County Metropolitan
Transportation Authority , TECP (Bank of
America NA LOC) , 1.95%, 11/15/22 .... 3,000 2,999,645
Los Angeles Department of Water &
Power , Series 2001B, Sub-Series B-7,
RB , VRDN (Barclays Bank plc SBPA) ,
1.90%, 11/07/22
(a)
................ 850 850,000
Los Angeles Department of Water & Power ,
Series 2002A, Sub-Series A-5, RB ,
VRDN (Bank of America NA SBPA) ,
1.25%, 11/01/22
(a)
................ 150 150,000
Los Angeles Department of Water & Power
Water System , Series 2019A, Sub-Series
A-1, RB , VRDN (Barclays Bank plc SBPA) ,
1.28%, 11/01/22
(a)
................ 18,700 18,700,000
Los Angeles Department of Water, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-XM1040, RB ,
VRDN (UBS AG LIQ) , 2.27%, 11/07/22
(a)(b)(c)
4,325 4,325,000
Municipal Improvement Corp of Los Angeles ,
TECP (US Bank NA LOC) , 2.58%, 11/15/22 4,000 4,000,457

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
California (continued)
Natomas University School District, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2019-XG0250,
GO , VRDN (Bank of America NA LIQ) ,
2.32%, 11/07/22
(a)(b)(c)
.............. USD 5,000 $ 5,000,000
Orange County Water District , Series 2003A,
COP , VRDN (Bank of America NA LOC) ,
1.82%, 11/07/22
(a)
................ 1,700 1,700,000
Sacramento Municipal Utility District , TECP
(Barclays Bank plc LOC) , 2.40%, 11/08/22 1,500 1,499,955
Sacramento Transportation Authority , Series
2014A, RB , VRDN (Sumitomo Mitsui
Banking Corp. LOC) , 1.90%, 11/07/22
(a)
.. 3,685 3,685,000
Sacramento Transportation Authority , Series
2015, RB , VRDN (Sumitomo Mitsui Banking
Corp. LOC) , 1.95%, 11/07/22
(a)
........ 4,955 4,955,000
San Diego County Regional Transportation
Commission , Series 2008A, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
1.85%, 11/07/22
(a)
................ 300 300,000
San Diego County Regional Transportation
Commission , Series 2008C, RB ,
VRDN (Bank of America NA SBPA) ,
2.05%, 11/07/22
(a)
................ 3,895 3,895,000
San Diego County Regional Transportation
Commission , Series 2008D, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
1.85%, 11/07/22
(a)
................ 2,340 2,340,000
San Diego Public Facilities Financing Authority ,
TECP (Bank of America NA LOC) ,
1.85%, 12/09/22 ................. 4,000 3,997,272
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates, Various States ,
Series 2022-XF1331, GO , VRDN (Toronto-
Dominion Bank LIQ) , 2.27%, 11/07/22
(a)(b)(c)
1,875 1,875,000
San Francisco City & County Airport
Community , Series 2018B, RB , VRDN
(Barclays Bank plc LOC) , 1.90%, 11/07/22
(a)
2,500 2,500,000
San Francisco City & County Airport
Community , Series 2018C, RB , VRDN
(Sumitomo Mitsui Banking Corp. LOC) ,
1.87%, 11/07/22
(a)
................ 1,400 1,400,000
San Francisco City & County Public Utilities
Commission , TECP (Sumitomo Mitsui
Banking Corp. LOC) , 2.60%, 11/03/22 ... 4,000 4,000,054
San Mateo California Unified School District,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2020-
XF0925, GO , VRDN (JPMorgan Chase
Bank NA LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.... 4,564 4,564,000
San Mateo County Transit District Sales Tax ,
Series 2020A, RB , VRDN (Bank of America
NA LOC) , 1.90%, 11/07/22
(a)
......... 6,000 6,000,000
Security
Par (000)
Par (000) Value
California (continued)
Santa Barbara California Unified School
District, Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2019-
XF0791, GO , VRDN (JPMorgan Chase
Bank NA LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.... USD 445 $ 445,000
Santa Clara Valley Transportation Authority ,
Series 2008B, RB , VRDN (TD Bank NA
SBPA) , 1.87%, 11/07/22
(a)
........... 1,930 1,930,000
Southern California Public Power Authority ,
RB , VRDN (Sumitomo Mitsui Banking Corp.
LOC) , 1.80%, 11/07/22
(a)
............ 5,415 5,415,000
State of California , Series 2003C-1, GO , VRDN
(TD Bank NA LOC) , 1.80%, 11/07/22
(a)
.. 3,000 3,000,000
State of California , Series 2005B, Sub-Series
B-3, GO , VRDN (Sumitomo Mitsui Banking
Corp. LOC) , 1.82%, 11/07/22
(a)
........ 350 350,000
State of California , Series 2005B1, GO ,
VRDN (Wells Fargo Bank NA LOC) ,
1.80%, 11/07/22
(a)
................ 350 350,000
State of California , Series 2005B5, GO , VRDN
(US Bank NA LOC) , 1.22%, 11/01/22
(a)
.. 2,500 2,500,000
State of California , Series 2020A, GO , VRDN
(State Street Bank & Trust Co. LOC) ,
2.10%, 11/07/22
(a)
................ 17,900 17,900,000
University of California , Series 2013AL-1, RB ,
VRDN , 1.20%, 11/01/22
(a)
........... 2,000 2,000,000
University of California , Series 2013AL-2, RB ,
VRDN , 1.24%, 11/01/22
(a)
........... 14,400 14,400,000
University of California , Series 2013AL-3, RB ,
VRDN , 1.20%, 11/01/22
(a)
........... 3,475 3,475,000
University of California , Series 2013AL-4, RB ,
VRDN , 1.20%, 11/01/22
(a)
........... 200 200,000
Western Municipal Water District Facilities
Authority , Series 2012A, RB , VRDN
(Toronto-Dominion Bank LOC) ,
1.85%, 11/07/22
(a)
................ 6,400 6,400,000
Total Municipal Bonds — 74.0%
(Cost: $235,246,734) ............................. 235,220,579
Closed-End Investment Companies
California — 1.6%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 4, VRDP, (Royal Bank
of Canada LIQ) , 2.27%, 11/07/22
(a)(c)
.... 5,000 5,000,000
Total Closed-End Investment Companies — 1.6%
(Cost: $5,000,000) .............................. 5,000,000
Total Investments — 75.6%
(Cost: $240,246,734 )
(d)
............................ 240,220,579
Other Assets Less Liabilities — 24.4% .................. 77,340,157
Net Assets — 100.0% ..............................
$ 317,560,736
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

2022
BlackRock Annual Report to Shareholders
California Money Fund

Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 5,000,000 $ — $ 5,000,000
Municipal Bonds ......................................... — 235,220,579 — 235,220,579
$ — $ 240,220,579 $ — $ 240,220,579

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2022
Security
Par (000)
Pa r (000) Value
Municipal Bonds
New York — 98.0%
Albany Industrial Development Agency , Series
2008A, RB , VRDN (TD Bank NA LOC) ,
2.26%, 11/07/22
(a)
................ USD 1,245 $ 1,245,000
Battery Park City Authority , Series 2019D-
1, RB , VRDN (TD Bank NA SBPA) ,
2.22%, 11/07/22
(a)
................ 5,670 5,670,000
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates, Various States ,
Series 2019-E-137, RB , VRDN (Royal Bank
of Canada LOC) , 2.27%, 11/07/22
(a)(b)(c)
.. 1,200 1,200,000
Build NYC Resource Corp. , Series
2015, RB , VRDN (TD Bank NA LOC) ,
2.22%, 11/07/22
(a)
................ 240 240,000
City of New York , Series 2013F, Sub-Series F3,
GO , VRDN (Bank of America NA SBPA) ,
1.57%, 11/01/22
(a)
................ 7,800 7,800,000
City of New York , Series 2014I, Sub-Series
I-3, GO , VRDN (Citibank NA LOC) ,
2.20%, 11/07/22
(a)
................ 1,100 1,100,000
City of New York , Series 2015, Sub-Series F-6,
GO , VRDN (JPMorgan Chase Bank NA
SBPA) , 1.59%, 11/01/22
(a)
........... 400 400,000
City of New York , Series 2015F, Sub-Series
F-5, GO , VRDN (Barclays Bank plc SBPA) ,
1.60%, 11/01/22
(a)
................ 1,700 1,700,000
City of New York , Series 2017A, GO , VRDN
(Citibank NA LOC) , 2.20%, 11/07/22
(a)
... 2,000 2,000,000
City of New York , Series 2018B, Sub-Series
B-5, GO , VRDN (Barclays Bank plc SBPA) ,
1.60%, 11/01/22
(a)
................ 300 300,000
City of New York , Series 2023A, Sub-Series
A3, GO , VRDN (Bank of Montreal SBPA) ,
1.60%, 11/01/22
(a)
................ 10,300 10,300,000
City of New York , Series 2023A, Sub-Series
A4, GO , VRDN (TD Bank NA SBPA) ,
1.60%, 11/01/22
(a)
................ 3,300 3,300,000
Dutchess County Industrial Development
Agency , Series 2008, RB , VRDN (TD Bank
NA LOC) , 2.24%, 11/07/22
(a)
......... 2,390 2,390,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2017-XF0550,
RB , VRDN (Toronto-Dominion Bank LIQ) ,
2.28%, 11/07/22
(a)(b)(c)
.............. 1,200 1,200,000
Metropolitan Transportation Authority , Series
2005, Sub-Series E-1, RB , VRDN (Barclays
Bank plc LOC) , 2.20%, 11/07/22
(a)
..... 4,680 4,680,000
Metropolitan Transportation Authority ,
Series 2005D, Sub-Series D-2, RB ,
VRDN ( Landesbank Hessen- Thuringen
Girozentrale LOC) , 1.62%, 11/01/22
(a)
... 1,355 1,355,000
Metropolitan Transportation Authority , Series
2008A-1, RB , VRDN (TD Bank NA LOC) ,
1.60%, 11/01/22
(a)
................ 1,750 1,750,000
Metropolitan Transportation Authority , Series
2012G, Sub-Series G-1, RB , VRDN
(Barclays Bank plc LOC) , 1.60%, 11/01/22
(a)
200 200,000
Metropolitan Transportation Authority , Series
2015, Sub-Series E-1, RB , VRDN (Barclays
Bank plc LOC) , 1.60%, 11/01/22
(a)
..... 200 200,000
Metropolitan Transportation Authority , Series
2015, Sub-Series E-3, RB , VRDN (Bank of
America NA LOC) , 1.57%, 11/01/22
(a)
... 1,320 1,320,000
Security
Par (000)
Par (000) Value
New York (continued)
Nassau County, Tender Option Bond Trust
Receipts/Certificates, Various States ,
Series 2018-G5, GO , VRDN (Royal Bank of
Canada LOC) , 2.27%, 11/07/22
(a)(b)(c)
.... USD 2,100 $ 2,100,000
New York City Housing Development Corp. ,
Series 2005A, RB , VRDN (Federal
National Mortgage Association LOC) ,
2.22%, 11/07/22
(a)
................ 1,315 1,315,000
New York City Housing Development Corp. ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
2.20%, 11/07/22
(a)
................ 7,500 7,500,000
New York City Housing Development Corp. ,
Series 2009A, RB , VRDN (Federal
Home Loan Mortgage Corp. LOC) ,
2.25%, 11/07/22
(a)
................ 5,975 5,975,000
New York City Housing Development Corp. ,
Series 2011B, RB , VRDN (Federal
Home Loan Mortgage Corp. LOC ) ,
2.23%, 11/07/22
(a)
................ 675 675,000
New York City Housing Development Corp. ,
Series 2019A-4, RB , VRDN (Royal Bank of
Canada SBPA) , 2.24%, 11/07/22
(a)
..... 3,800 3,800,000
New York City Housing Development Corp. ,
Series 2019E-3, RB , VRDN (Royal Bank of
Canada SBPA) , 2.24%, 11/07/22
(a)
..... 600 600,000
New York City Housing Development Corp. ,
Series 2021F-3, RB , VRDN (Barclays Bank
plc SBPA) , 2.20%, 11/07/22
(a)
......... 2,000 2,000,000
New York City Housing Development Corp. ,
RB , VRDN (Barclays Bank plc SBPA) ,
2.20%, 11/07/22
(a)
................ 3,500 3,500,000
New York City Industrial Development Agency ,
Series 2004B, RB , VRDN (Bank of America
NA LOC) , 1.57%, 11/01/22
(a)
......... 3,505 3,505,000
New York City Municipal Water Finance
Authority , Series 2008BB-1, RB , VRDN
(Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA) ,
2.20%, 11/07/22
(a)
................ 7,980 7,980,000
New York City Municipal Water Finance
Authority , Series 2011DD-1, RB , VRDN (TD
Bank NA SBPA) , 1.60%, 11/01/22
(a)
.... 1,300 1,300,000
New York City Municipal Water Finance
Authority , Series 2013AA-5, RB , VRDN
(Mizuho Bank Ltd. SBPA) , 1.60%, 11/01/22
(a)
8,500 8,500,000
New York City Municipal Water Finance
Authority , Series 2014AA, Sub-Series AA-1,
RB , VRDN (JPMorgan Chase Bank NA
SBPA) , 1.59%, 11/01/22
(a)
........... 350 350,000
New York City Municipal Water Finance
Authority , Series 2014AA-2, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
1.59%, 11/01/22
(a)
................ 800 800,000
New York City Municipal Water Finance
Authority , Series 2016AA-1, RB ,
VRDN (Bank of America NA SBPA) ,
1.57%, 11/01/22
(a)
................ 730 730,000
New York City Municipal Water Finance
Authority , Series 2016BB-1A, RB , VRDN
(State Street Bank & Trust Co. SBPA) ,
1.57%, 11/01/22
(a)
................ 2,500 2,500,000
New York City Transitional Finance Authority ,
Series 1999-A-1, RB , VRDN (TD Bank NA
SBPA) , 2.20%, 11/07/22
(a)
........... 4,000 4,000,000

2022
BlackRock Annual Report to Shareholders
New York Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority ,
Series 2003, Sub-Series A-4, RB , VRDN
(TD Bank NA SBPA) , 1.60%, 11/01/22
(a)
.. USD 1,700 $ 1,700,000
New York City Transitional Finance Authority ,
Series 2012C, Sub-Series C-4, RB , VRDN
(JPMorgan Chase Bank NA SBPA) ,
1.59%, 11/01/22
(a)
................ 2,490 2,490,000
New York City Transitional Finance
Authority , Series 2019, Sub-Series C-4,
RB , VRDN (Barclays Bank plc SBPA) ,
1.60%, 11/01/22
(a)
................ 1,500 1,500,000
New York City Trust for Cultural Resources ,
Series 2009A, RB , VRDN (JPMorgan Chase
Bank NA LOC) , 2.22%, 11/07/22
(a)
..... 3,740 3,740,000
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2019-XF0847,
RB , VRDN (Royal Bank of Canada LOC) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 2,600 2,600,000
New York State Dormitory Authority , Series
2002A-2, RB , VRDN (JPMorgan Chase
Bank NA SBPA) , 2.20%, 11/07/22
(a)
.... 325 325,000
New York State Dormitory Authority ,
Series 2006A, RB , VRDN (Federal
National Mortgage Association LOC) ,
2.22%, 11/07/22
(a)
................ 3,520 3,520,000
New York State Dormitory Authority , Series
2008A-1, RB , VRDN (Bank of America NA
LOC) , 2.21%, 11/07/22
(a)
............ 1,705 1,705,000
New York State Dormitory Authority , Series
2009, RB , VRDN (TD Bank NA LOC) ,
2.20%, 11/07/22
(a)
................ 1,300 1,300,000
New York State Dormitory Authority , Series
2009A, RB , VRDN , 2.05%, 11/07/22
(a)
... 2,000 2,000,000
New York State Dormitory Authority , Series
2012, RB , VRDN (HSBC Bank USA NA
LOC) , 2.25%, 11/07/22
(a)
............ 6,155 6,155,000
New York State Energy Research &
Development Authority , Series 2005A, Sub-
Series A-1, RB , VRDN (Mizuho Bank Ltd.
LOC) , 2.19%, 11/07/22
(a)
............ 1,950 1,950,000
New York State Energy Research &
Development Authority , Series 2005A, Sub-
Series A-3, RB , VRDN (Mizuho Bank Ltd.
LOC) , 2.24%, 11/07/22
(a)
............ 4,825 4,825,000
New York State Housing Finance Agency ,
Series 2003A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
2.23%, 11/07/22
(a)
................ 3,350 3,350,000
New York State Housing Finance Agency ,
Series 2004A, RB , VRDN (Federal
National Mortgage Association LOC) ,
2.18%, 11/07/22
(a)
................ 1,100 1,100,000
New York State Housing Finance Agency ,
Series 2008A, RB , VRDN (Federal
Home Loan Mortgage Corp. LIQ) ,
2.21%, 11/07/22
(a)
................ 4,500 4,500,000
New York State Housing Finance Agency ,
Series 2009A, RB , VRDN (Federal
National Mortgage Association LOC) ,
2.22%, 11/07/22
(a)
................ 850 850,000
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
2.37%, 11/07/22
(a)
................ 4,825 4,825,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN (Federal
Home Loan Mortgage Corp. LIQ) ,
2.22%, 11/07/22
(a)
................ USD 5,000 $ 5,000,000
New York State Housing Finance Agency ,
Series 2010A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
2.28%, 11/07/22
(a)
................ 700 700,000
New York State Housing Finance Agency ,
Series 2013A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
1.63%, 11/01/22
(a)
................ 2,900 2,900,000
New York State Housing Finance Agency ,
Series 2014A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
1.63%, 11/01/22
(a)
................ 1,000 1,000,000
New York State Housing Finance Agency ,
Series 2016A, RB , VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC) ,
2.37%, 11/07/22
(a)
................ 3,000 3,000,000
New York State Personal Income Tax, Tender
Option Bond Trust Receipts/Certificates,
Various States , Series 2022-YX1250,
RB , VRDN (Barclays Bank plc LIQ) ,
2.27%, 11/07/22
(a)(b)(c)
.............. 1,730 1,730,000
New York State Urban Development Corp. ,
Series 2004A-3-, RB , VRDN (JPMorgan
Chase Bank NA SBPA) , 2.22%, 11/07/22
(a)
685 685,000
New York State Urban Development Corp.,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2022-
XG0392, RB , VRDN (Bank of America NA
LIQ) , 2.27%, 11/07/22
(a)(b)(c)
.......... 1,300 1,300,000
North Amityville Fire Co., Inc. , Series
2003, RB , VRDN (Citibank NA LOC) ,
2.34%, 11/07/22
(a)
................ 180 180,000
Port Authority of New York & New Jersey
(JPMorgan Chase Bank NA LIQ) ,
2.15%, 11/09/22 ................. 3,045 3,044,761
State of New York Mortgage Agency , Series
2021-234, RB , VRDN (UBS AG SBPA) ,
2.20%, 11/07/22
(a)
................ 5,055 5,055,000
State of New York Mortgage Agency , Series
247, RB , VRDN (TD Bank NA SBPA) ,
2.20%, 11/07/22
(a)
................ 4,200 4,200,000
Triborough Bridge & Tunnel Authority , Series
2001C, RB , VRDN (State Street Bank &
Trust Co. LOC) , 1.61%, 11/01/22
(a)
..... 3,300 3,300,000
Triborough Bridge & Tunnel Authority , Series
2005B-2A, RB , VRDN (State Street Bank &
Trust Co. LOC) , 2.20%, 11/07/22
(a)
..... 2,000 2,000,000
Triborough Bridge & Tunnel Authority , Series
2005B-3, RB , VRDN (State Street Bank &
Trust Co. LOC) , 1.57%, 11/01/22
(a)
..... 3,750 3,750,000
Trust for Cultural Resources of The City of New
York (The) , RB , VRDN (JPMorgan Chase
Bank NA LOC) , 2.20%, 11/07/22
(a)
..... 300 300,000
Yonkers Industrial Development Agency , Series
2005, RB , VRDN (JPMorgan Chase Bank
NA LOC) , 2.23%, 11/07/22
(a)
......... 3,050 3,050,000
Total Municipal Bonds — 98.0%
(Cost: $195,110,000) ............................. 195,109,761

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2022
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies
New York — 1.3%
Nuveen New York AMT-Free Quality
Municipal Income Fund, Series 3, VRDP,
( Sumitomo Mitsui Banking Corp. LIQ)
2.29%, 11/07/22
(a)(c)
............... USD 2,500 $ 2,500,000
Total Closed-End Investment Companies — 1.3%
(Cost: $2,500,000) .............................. 2,500,000
Total Investments — 99.3%
(Cost: $197,610,000 )
(d)
............................ 197,609,761
Other Assets Less Liabilities — 0.7% ................... 1,349,508
Net Assets — 100.0% ..............................
$ 198,959,269
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Closed-End Investment Companies ............................ $ — $ 2,500,000 $ — $ 2,500,000
Municipal Bonds ......................................... — 195,109,761 — 195,109,761
$ — $ 197,609,761 $ — $ 197,609,761

Statements of Assets and Liabilities

October 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................ $ 5,081,161,344 $ 33,410,866,241 $ 5,387,294,751 $ 4,914,590,791 $ 17,592,230,296
Cash   ............................................. 146,905,889 8,530,944,005 285,513,799 360,604,446 5,860,370,490
Repurchase agreements, at value — unaffiliated
(b)
................ — 105,297,806,145 3,015,000,000 2,091,500,000 78,588,910,428
Receivables: – – – – –
Capital shares sold ................................... 2,069,148 11,494,135 55,008,967 — 29,653,281
Interest — unaffiliated ................................. 8,712,702 70,129,387 9,161,256 10,657,423 26,102,618
Prepaid expenses ..................................... 630,108 95,931,897 527,372 5,535,318 36,696,808
Total assets .........................................
5,239,479,191 147,417,171,810 8,752,506,145 7,382,887,978 102,133,963,921
LIABILITIES
Payables: – – – – –
Investments purchased ................................ 49,702,889 790,855,813 34,000,000 30,000,000 620,866,464
Capital shares redeemed ............................... 609, 6 07 10,087,647 38,069,367 — 12,341,117
Custodian fees ...................................... 37,837 372,708 25,428 39,327 277,731
Income dividend distributions ............................ 7,129,639 184,223,494 20,351,897 4,001,692 152,420,554
Management fees .................................... 601,747 20,766,088 1,193,023 1,066,027 14,541,069
Trustees' and Officer's fees ............................. 3,121 40,342 1,058 5,779 30,721
Printing and postage fees .............................. 39,944 34,602 28,262 29,845 32,211
Professional fees .................................... 45,854 290,285 67,891 66,986 227,552
Registration fees .................................... 156,669 5,464,974 104,544 1,196,660 2,549,821
Service and distribution fees ............................. 374,711 99,612,990 101 5,556,931 37,833,061
Transfer agent fees .................................. 23,245 360,039 34,713 77,945 652,660
Other accrued expenses ............................... 19,881 76,179 24,469 30,853 51,621
Total liabilities ........................................
58,745,144 1,112,185,161 93,900,753 42,072,045 841,824,582
NET ASSETS ........................................
$ 5,1 80,734,047 $ 146,30 4,986,649 $ 8, 658,605,392 $ 7,340,815,933 $ 101,2 92,139,339
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 5,1 81,514,638 $ 146, 343,306,640 $ 8,663,515,882 $ 7,345,640,814 $ 101,312,224,41 9
Accumulated loss ..................................... (780,591) (38, 319,991 ) (4,910,490) (4,824,881) (20,085,0 8 0 )
NET ASSETS ........................................
$ 5,180,734,047 $ 146,304,986,649 $ 8,658,605,392 $ 7,340,815,933 $ 101,292,139,339
(a)
  Investments, at cost — unaffiliated ........................ $ 5,081,161,344 $ 33,410,866,241 $ 5,391,046,613 $ 4,918,722,686 $ 17,592,230,296
(b)
  Repurchase agreements, at cost — unaffiliated ................ $ — $ 105,297,806,145 $ 3,015,000,000 $ 2,091,500,000 $ 78,588,910,428

Statements of Assets and Liabilities
(continued)
October 31, 2022

Financial Statements
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets ..........................................
$ 5,117,999,378 $ 111,196,830,580 $ 8,658,550,839 $ 6,633,563,411 $ 82,703,301,177
Shares outstanding ...................................
5,118,763,050 111,226,057,558 8,658,875,481 6,633,877,925 82,719,660,113
Net asset value ......................................
$ 1.00 $ 1.00 $ 1.0000 $ 1.0000 $ 1.00
Shares authorized ....................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Administration
Net assets ..........................................
$ 24,111,667 $ 22,812,396,306 $ — $ 24,601,479 $ 15,781,965,055
Shares outstanding ...................................
24,115,261 22,818,385,769 — 24,601,877 15,785,081,988
Net asset value ......................................
$ 1.00 $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ....................................
Unlimited Unlimited — Unlimited Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Bancroft Capital
Net assets ..........................................
$ 50,417 $ — $ — $ — $ —
Shares outstanding ...................................
50,424 — — — —
Net asset value ......................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ....................................
Unlimited — — — —
Par value ..........................................
$ — $ — $ — $ — $ —
Cabrera Capital Markets
Net assets ..........................................
$ 50,417 $ — $ — $ 50,470 $ —
Shares outstanding ...................................
50,424 — — 50,470 —
Net asset value ......................................
$ 1.00 $ — $ — $ 1.0000 $ —
Shares authorized ....................................
Unlimited — — Unlimited —
Par value ..........................................
$ — $ — $ — $ — $ —
Capital
Net assets ..........................................
$ — $ 1,252,276 $ — $ 31,254,572 $ 55,006,315
Shares outstanding ...................................
— 1,252,605 — 31,254,137 55,017,181
Net asset value ......................................
$ — $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ....................................
— Unlimited — Unlimited Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Cash Management
Net assets ..........................................
$ 14,434,969 $ 695,591,327 $ — $ 537,877,244 $ 887,139,253
Shares outstanding ...................................
14,437,122 695,773,985 — 537,893,791 887,314,585
Net asset value ......................................
$ 1.00 $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ....................................
Unlimited Unlimited — Unlimited Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets ..........................................
$ — $ 5,181,757,131 $ — $ 12,014,363 $ 88,281,059
Shares outstanding ...................................
— 5,183,120,364 — 12,014,297 88,298,519
Net asset value ......................................
$ — $ 1.00 $ — $ 1.0000 $ 1.00
Shares authorized ....................................
— Unlimited — Unlimited Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Dollar
Net assets ..........................................
$ 15,765,341 $ 3,653,256,255 $ 18,075 $ 100,332,649 $ 1,258,974,271
Shares outstanding ...................................
15,767,696 3,654,216,662 18,076 100,335,114 1,259,223,206
Net asset value ......................................
$ 1.00 $ 1.00 $ 1.0000 $ 1.0000 $ 1.00
Shares authorized ....................................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Great Pacific
Net assets ..........................................
$ 50,400 $ — $ — $ — $ —
Shares outstanding ...................................
50,407 — — — —
Net asset value ......................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ....................................
Unlimited — — — —
Par value ..........................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
Mischler Financial Group
Net assets ..........................................
$ 5,120,142 $ 673,842,480 $ — $ — $ —
Shares outstanding ...................................
5,120,906 674,019,003 — — —
Net asset value ......................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ....................................
Unlimited Unlimited — — —
Par value ..........................................
$ — $ — $ — $ — $ —
Penserra
Net assets ..........................................
$ 50,414 $ — $ — $ — $ —
Shares outstanding ...................................
50,422 — — — —
Net asset value ......................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ....................................
Unlimited — — — —
Par value ..........................................
$ — $ — $ — $ — $ —
Premier
Net assets ..........................................
$ — $ 1,429,877,511 $ 36,478 $ — $ 496,172,471
Shares outstanding ...................................
— 1,430,253,194 36,478 — 496,270,127
Net asset value ......................................
$ — $ 1.00 $ 1.0000 $ — $ 1.00
Shares authorized ....................................
— Unlimited Unlimited — Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Private Client
Net assets ..........................................
$ — $ 253,296 $ — $ 1,121,745 $ —
Shares outstanding ...................................
— 253,362 — 1,121,743 —
Net asset value ......................................
$ — $ 1.00 $ — $ 1.0000 $ —
Shares authorized ....................................
— Unlimited — Unlimited —
Par value ..........................................
$ — $ — $ — $ — $ —
Select
Net assets ..........................................
$ — $ 657,778,741 $ — $ — $ 21,299,738
Shares outstanding ...................................
— 657,951,504 — — 21,303,947
Net asset value ......................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ....................................
— Unlimited — — Unlimited
Par value ..........................................
$ — $ — $ — $ — $ —
Stern Brothers
Net assets ..........................................
$ 50,284 $ 50,286 $ — $ — $ —
Shares outstanding ...................................
50,291 50,299 — — —
Net asset value ......................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ....................................
Unlimited Unlimited — — —
Par value ..........................................
$ — $ — $ — $ — $ —
Tigress
Net assets ..........................................
$ 3,050,618 $ 2,050,204 $ — $ — $ —
Shares outstanding ...................................
3,051,074 2,050,743 — — —
Net asset value ......................................
$ 1.00 $ 1.00 $ — $ — $ —
Shares authorized ....................................
Unlimited Unlimited — — —
Par value ..........................................
$ — $ — $ — $ — $ —
WestCap
Net assets ..........................................
$ — $ 50,256 $ — $ — $ —
Shares outstanding ...................................
— 50,269 — — —
Net asset value ......................................
$ — $ 1.00 $ — $ — $ —
Shares authorized ....................................
— Unlimited — — —
Par value ..........................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2022

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 110,700,336,318 $ 3,604,448,991 $ 240,220,579 $ 197,609,761
Cash   ............................................................... 5,394,806,621 146,877 77,902,207 83,604
Receivables: – – – –
Investments sold ...................................................... 5,758,446,643 — — 1,000,000
Capital shares sold ..................................................... 2,019,514 10,617,982 71,936 147,334
Interest — unaffiliated ................................................... 11,330,165 9,978,157 573,477 347,866
Prepaid expenses ....................................................... 15,129,983 238, 35 5 10,19 5 91,311
Total assets ...........................................................
121,882,069,244 3,625,430,362 318,778,394 199,279,876
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 13,447,583,225 12,470,000 925,000 —
Capital shares redeemed ................................................. 844,211 13,296,291 1,115 —
Custodian fees ........................................................ 398,605 26,960 4,894 3,002
Income dividend distributions .............................................. 113,105,636 3,309,836 85,862 192,411
Management fees ...................................................... 14,830,622 565,198 24,933 13,304
Trustees' and Officer's fees ............................................... 24,956 3,346 1,674 1,515
Printing and postage fees ................................................ 29,518 27,156 28,140 28,381
Professional fees ...................................................... 156,948 70,590 63,914 55,685
Registration fees ...................................................... 4,339,577 41,064 77,588 23,219
Service and distribution fees ............................................... 14,781,389 19,801 1,375 269
Transfer agent fees .................................................... 119,124 21,063 1,358 1,092
Other accrued expenses ................................................. 40,101 27,914 1,805 1,729
Total liabilities ..........................................................
13,596,253,912 29,879,219 1,217,658 320,607
NET ASSETS ..........................................................
$ 108,285,815,332 $ 3,595,551,143 $ 317,560,736 $ 19 8,959,269
NET ASSETS CONSIST OF:
Paid-in capital ......................................................... $ 108,286,400,265 $ 3,596,399,911 $ 317,586,535 $ 198,959,507
Accumulated loss ...................................................... (584,933) (848,768) (25,799) (238)
NET ASSETS .........................................................
$ 108,285,815,332 $ 3,595,551,143 $ 317,560,736 $ 198,959,269
(a)
  Investments, at cost — unaffiliated .......................................... $ 110,700,336,318 $ 3,605,297,575 $ 240,246,734 $ 197,610,000

Statements of Assets and Liabilities
(continued)
October 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
NET ASSET VALUE
Institutional
Net assets ........................................................
$ 106,544,392,086 $ 3,592,640,395 $ 317,560,736 $ 198,959,269
Shares outstanding .................................................
106,544,969,434 3,593,007,732 317,789,513 198,958,003
Net asset value ....................................................
$ 1.00 $ 0.9999 $ 0.9993 $ 1.0000
Shares authorized ..................................................
Unlimited Unlimited Unlimited Unlimited
Par value ........................................................
$ — $ — $ — $ —
Administration
Net assets ........................................................
$ 382,955,609 $ — $ — $ —
Shares outstanding .................................................
382,957,312 — — —
Net asset value ....................................................
$ 1.00 $ — $ — $ —
Shares authorized ..................................................
Unlimited — — —
Par value ........................................................
$ — $ — $ — $ —
Capital
Net assets ........................................................
$ 27,523,655 $ — $ — $ —
Shares outstanding .................................................
27,523,822 — — —
Net asset value ....................................................
$ 1.00 $ — $ — $ —
Shares authorized ..................................................
Unlimited — — —
Par value ........................................................
$ — $ — $ — $ —
Cash Management
Net assets ........................................................
$ 21,329,965 $ — $ — $ —
Shares outstanding .................................................
21,330,074 — — —
Net asset value ....................................................
$ 1.00 $ — $ — $ —
Shares authorized ..................................................
Unlimited — — —
Par value ........................................................
$ — $ — $ — $ —
Cash Reserve
Net assets ........................................................
$ 79,114,108 $ — $ — $ —
Shares outstanding .................................................
79,114,531 — — —
Net asset value ....................................................
$ 1.00 $ — $ — $ —
Shares authorized ..................................................
Unlimited — — —
Par value ........................................................
$ — $ — $ — $ —
Dollar
Net assets ........................................................
$ 1,060,803,900 $ 2,910,748 $ — $ —
Shares outstanding .................................................
1,060,808,865 2,911,172 — —
Net asset value ....................................................
$ 1.00 $ 0.9999 $ — $ —
Shares authorized ..................................................
Unlimited Unlimited — —
Par value ........................................................
$ — $ — $ — $ —
Select
Net assets ........................................................
$ 169,696,009 $ — $ — $ —
Shares outstanding .................................................
169,696,227 — — —
Net asset value ....................................................
$ 1.00 $ — $ — $ —
Shares authorized ..................................................
Unlimited — — —
Par value ........................................................
$ — $ — $ — $ —

Statements of Operations
Year Ended October 31, 2022

Financial Statements
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 56,825,531 $ 1,649,864,472 $ 75,090,426 $ 90,412,077 $ 1,112,614,177
Total investment income ....................................
56,825,531 1,649,864,472 75,090,426 90,412,077 1,112,614,177
EXPENSES
Management .......................................... 12,887,601 308,424,021 13,918,030 18,979,456 211,713,011
Registration .......................................... 339,934 5,508,013 232,947 923,182 3,793,445
Service and distribution — class specific ....................... 138,993 64,334,883 44 3,202,364 26,967,066
Transfer agent ......................................... 133,114 1,104,640 105,085 417,641 864,811
Custodian ............................................ 107,946 960,498 70,817 117,839 658,286
Professional .......................................... 69,864 342,855 65,536 75,944 316,658
Trustees and Officer ..................................... 30,037 328,027 27,925 35,993 316,312
Organization and offering ................................. — 38,616 — — —
Miscellaneous ......................................... 223,803 757,174 148,776 178,934 564,283
Total expenses ..........................................
13,931,292 381,798,727 14,569,160 23,931,353 245,193,872
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (5,655,378) (97,704,689) (5,072,635) (6,796,753) (59,865,159)
Service and distribution fees waived and/or reimbursed — class specific .. (69,802) (24,695,556) (16) (1,402,594) (9,700,429)
Total expenses after fees waived and/or reimbursed .................
8,206,112 259,398,482 9,496,509 15,732,006 175,628,284
Net investment income .....................................
48,619,419 1,390,465,990 65,593,917 74,680,071 936,985,893
REALIZED AND UNREALIZED GAIN (LOSS) $ (690,428) $ (36,843,186) $ (3,920,461) $ (4,431,116) $ (20,182,878)
Net realized gain (loss) from investments ....................... (690,428) (36,843,185) 12,497 10,023 (20,182,8 8 0 )
Net change in unrealized depreciation on investments .............. — — (3,932,958) (4,441,139) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 47,928,991 $ 1,353,622,805 $ 61,673,456 $ 70,248,955 $ 916,803,013
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2022
2022
BlackRock Annual Report to Shareholders

Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ................................................... $ 1,059,668,393 $ 26,751,502 $ 1,436,070 $ 1,053,723
Total investment income ...................................................
1,059,668,393 26,751,502 1,436,070 1,053,723
EXPENSES
Management ......................................................... 202,697,854 11,354,919 929,763 480,434
Service and distribution — class specific ...................................... 8,829,895 10,816 — —
Registration ......................................................... 6,898,673 202,929 81,289 63,510
Custodian ........................................................... 1,237,148 31,802 12,970 8,226
Transfer agent ........................................................ 391,865 43,869 2,585 2,206
Trustees and Officer .................................................... 326,665 23,143 8,548 7,778
Professional ......................................................... 288,902 37,944 61,519 44,053
Miscellaneous ........................................................ 455,177 100,090 35,439 36,345
Total expenses .........................................................
221,126,179 11,805,512 1,132,113 642,552
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (60,148,782) (5,291,816) (755,540) (438,645)
Service and distribution fees waived and/or reimbursed — class specific ................. (4,632,486) (4,668) — —
Total expenses after fees waived and/or reimbursed ................................
156,344,911 6,509,028 376,573 203,907
Net investment income ....................................................
903,323,482 20,242,474 1,059,497 849,816
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,426,101 $ (726,875) $ (22,258) $ 1,000
Net realized gain from investments .......................................... 2,426,101 60,574 2,7 29 —
Net change in unrealized appreciation (depreciation) on investments ................... — (787,449) (24,988) 1,000
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 905,749,583 $ 19,515,599 $ 1,037,238 $ 850,816
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................... $ 48,619,419 $ 197,183 $ 1,390,465,990 $ 27,353,818
Net realized gain (loss) ................................................... (690,428) 174,919 (36,843,185) 3,354,063
Net increase in net assets resulting from operations ..................................
47,928,991 372,102 1,353,622,805 30,707,881
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional .......................................................... (48,537,193) (856,148) (1,077,596,668) (36,593,415)
  Administration ........................................................ (203,462) (15,249) (213,403,476) (847,853)
  Bancroft Capital ....................................................... (424) — — —
  Cabrera Capital Markets ................................................. (424) — — —
  Capital ............................................................. — — (3,026,915) (5,093,642)
  Cash Management ..................................................... (78,794) (2,109) (4,284,003) (128,908)
  Cash Reserve ........................................................ (3) (42) (35,255,621) (1,591,606)
  Dollar .............................................................. (53,184) (3,393) (27,091,528) (807,667)
  Great Pacific ......................................................... (407) — — —
  Mischler Financial Group ................................................. (68,040) — (11,486,407) (82,914)
  Penserra ........................................................... (422) — — —
  Premier ............................................................. — — (18,686,982) (2,205)
  Private Client ......................................................... — — (1,554) (67)
  Select .............................................................. — — (3,107,617) (184,048)
  Stern Brothers ........................................................ (291) — (299) —
  Tigress ............................................................. (1,074) — (743) —
  WestCap ........................................................... — — (269) —
Decrease in net assets resulting from distributions to shareholders ........................
(48,943,718) (876,941) (1,393,942,082) (45,332,325)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ................
160,508,937 413,281,524 (21,212,578,366) 3,447,674,638
NET ASSETS
Total increase (decrease) in net assets .......................................... 159,494,210 412,776,685 (21,252,897,643) 3,433,050,194
Beginning of year .........................................................
5,021,239,837 4,608,463,152 167,557,884,292 164,124,834,098
End of year .............................................................
$ 5,180,734,047 $ 5,021,239,837 $ 146,304,986,649 $ 167,557,884,292
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempCash TempFund
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 65,593,917 $ 4,106,417 $ 74,680,071 $ 4,385,685
Net realized gain ........................................................ 12,497 54,111 10,023 110,809
Net change in unrealized appreciation (depreciation) ................................ (3,932,958) (2,666,357) (4,441,139) (2,511,359)
Net increase in net assets resulting from operations ...................................
61,673,456 1,494,171 70,248,955 1,985,135
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (65,593,405) (4,414,196) (69,791,863) (5,306,972)
  Administration ......................................................... — — (150,396) (3,271)
  Cabrera Capital Markets .................................................. — — (495) —
  Capital .............................................................. — — (62,777) (625)
  Cash Management ...................................................... — — (3,801,518) (150,131)
  Cash Reserve ......................................................... — — (82,973) (2,699)
  Dollar ............................................................... (150) (4) (953,713) (34,335)
  Premier .............................................................. (362) (18) — —
  Private Client .......................................................... — — (7,842) (273)
Decrease in net assets resulting from distributions to shareholders .........................
(65,593,917) (4,414,218) (74,851,577) (5,498,306)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
2,875,694,021 (4,848,448,403) (1,309,031,942) (2,973,071,701)
NET ASSETS
Total increase (decrease) in net assets ........................................... 2,871,773,560 (4,851,368,450) (1,313,634,564) (2,976,584,872)
Beginning of year ..........................................................
5,786,831,832 10,638,200,282 8,654,450,497 11,631,035,369
End of year ..............................................................
$ 8,658,605,392 $ 5,786,831,832 $ 7,340,815,933 $ 8,654,450,497
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
T-Fund Treasury Trust Fund
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................. $ 936,985,893 $ 6,527,325 $ 903,323,482 $ 5,054,524
Net realized gain (loss) ................................................. (20,182,880) 2,034,133 2,426,101 1,328,151
Net increase in net assets resulting from operations ................................
916,803,013 8,561,458 905,749,583 6,382,675
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................ (772,514,168) (14,675,809) (893,603,138) (9,193,212)
  Administration ...................................................... (143,818,630) (76,283) (3,879,189) (58,136)
  Capital ........................................................... (952,166) (3,085,773) (101,615) (140)
  Cash Management ................................................... (5,473,066) (146,495) (156,314) (5,621)
  Cash Reserve ...................................................... (782,324) (64,004) (502,788) (12,927)
  Dollar ............................................................ (11,632,288) (145,206) (7,124,384) (121,091)
  Premier ........................................................... (2,939,940) (1,273) — —
  Select ............................................................ (135,326) (7,954) (2,012,121) (58,575)
Decrease in net assets resulting from distributions to shareholders ......................
(938,247,908) (18,202,797) (907,379,549) (9,449,702)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ..............
(19,885,886,464) 14,842,780,470 7,255,815,540 43,035,065,014
NET ASSETS
Total increase (decrease) in net assets ........................................ (19,907,331,359) 14,833,139,131 7,254,185,574 43,031,997,987
Beginning of year .......................................................
121,199,470,698 106,366,331,567 101,031,629,758 57,999,631,771
End of year ...........................................................
$ 101,292,139,339 $ 121,199,470,698 $ 108,285,815,332 $ 101,031,629,758
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniCash California Money Fund
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 20,242,474 $ 451,851 $ 1,059,497 $ 19,235
Net realized gain ........................................................ 60,574 238,132 2,729 168,937
Net change in unrealized appreciation (depreciation) ................................ (787,449) (196,538) (24,988) (2,445)
Net increase in net assets resulting from operations ...................................
19,515,599 493,445 1,037,238 185,727
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (20,457,399) (451,547) (1,228,434) (23,645)
  Dollar ............................................................... (14,473) (304) — —
Decrease in net assets resulting from distributions to shareholders .........................
(20,471,872) (451,851) (1,228,434) (23,645)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(1,777,099,677) 209,822,087 110,594,977 53,328,647
NET ASSETS
Total increase (decrease) in net assets ........................................... (1,778,055,950) 209,863,681 110,403,781 53,490,729
Beginning of year ..........................................................
5,373,607,093 5,163,743,412 207,156,955 153,666,226
End of year ..............................................................
$ 3,595,551,143 $ 5,373,607,093 $ 317,560,736 $ 207,156,955
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
New York Money Fund
Year Ended
10/31/22
Year Ended
10/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 849,816 $ 10,632
Net change in unrealized appreciation (depreciation) .............................................................. 1,000 (4,222)
Net increase in net assets resulting from operations .................................................................
850,816 6,410
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (849,816) (10,632)
Decrease in net assets resulting from distributions to shareholders .......................................................
(849,816) (10,632)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
139,158,163 (90,177,839)
NET ASSETS
Total increase (decrease) in net assets ......................................................................... 139,159,163 (90,182,061)
Beginning of year ........................................................................................
59,800,106 149,982,167
End of year ............................................................................................
$ 198,959,269 $ 59,800,106
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0077  0.0000
(a)
0.0051  0.0214  0.0151
Net realized and unrealized gain (loss) ...............................
0.0007
(b)
0.0001  0.0014  0.0000
(a)
(0.0001)
Net increase from investment operations ............................... 0.0084  0.0001  0.0065  0.0214  0.0150
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0084) (0.0000)
(d)
(0.0064) (0.0214) (0.0150)
From net realized gain ..........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions .............................................. (0.0084) (0.0001) (0.0065) (0.0214) (0.0150)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.85% 0.02% 0.65% 2.16% 1.51%
Ratios to Average Net Assets
Total expenses ................................................
0.22% 0.23% 0.23% 0.25% 0.24%
Total expenses after fees waived and/or reimbursed .......................
0.13% 0.09% 0.17% 0.17% 0.17%
Net investment income ..........................................
0.77% 0.00%
(f)
0.51% 2.14% 1.51%
Supplemental Data
Net assets, end of year (000) ....................................... $ 5,117,999  $ 4,912,973  $ 4,488,126  $ 3,442,530  $ 2,996,754
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Administration
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0043  0.0000
(a)
0.0051  0.0204  0.0140
Net realized and unrealized gain ....................................
0.0035
(b)
0.0001  0.0006  0.0000
(a)
0.0000
(a)
Net increase from investment operations ................................ 0.0078  0.0001  0.0057  0.0204  0.0140
Distributions
(c)
– – – – –
From net investment income ......................................
(0.0078) (0.0000)
(d)
(0.0056) (0.0204) (0.0140)
From net realized gain ...........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions ............................................... (0.0078) (0.0001) (0.0057) (0.0204) (0.0140)
Net asset value, end of year ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value .......................................... 0.78% 0.02% 0.57% 2.06% 1.41%
Ratios to Average Net Assets
Total expenses .................................................
0.32% 0.33% 0.33% 0.35% 0.34%
Total expenses after fees waived and/or reimbursed ........................
0.15% 0.08% 0.24% 0.27% 0.27%
Net investment income ...........................................
0.43% 0.00%
(f)
0.51% 2.05% 1.40%
Supplemental Data
Net assets, end of year (000) ........................................ $ 24,112  $ 87,091  $ 78,219  $ 80,271  $ 75,807
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Liquid
Federal Trust
Fund
Bancroft Capital
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0084
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0084
Distributions
(c)
–
From net investment income ............................................................................................
(0.0084)
From net realized gain .................................................................................................
(0.0000)
( b )
Total distributions ..................................................................................................... (0.0084)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.85%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.13%
(f)
Net investment income .................................................................................................
0.85%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid
Federal Trust
Fund
Cabrera Capital
Markets
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0084
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0084
Distributions
(c)
–
From net investment income ............................................................................................
(0.0084)
From net realized gain .................................................................................................
(0.0000)
(b )
Total distributions ..................................................................................................... (0.0084)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.85%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.13%
(f)
Net investment income .................................................................................................
0.85%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
Cash Management
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0051  0.0000
(a)
0.0022  0.0164  0.0099
Net realized and unrealized gain ...................................
0.0006
(b)
0.0001  0.0016  0.0000
(a)
0.0001
Net increase from investment operations ............................... 0.0057  0.0001  0.0038  0.0164  0.0100
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0057) (0.0000)
(d)
(0.0037) (0.0164) (0.0100)
From net realized gain ..........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
—
Total distributions .............................................. (0.0057) (0.0001) (0.0038) (0.0164) (0.0100)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.57% 0.02% 0.38% 1.65% 1.01%
Ratios to Average Net Assets
Total expenses ................................................
0.72% 0.73% 0.73% 0.75% 0.74%
Total expenses after fees waived and/or reimbursed .......................
0.39% 0.08% 0.36% 0.67% 0.67%
Net investment income ..........................................
0.51% 0.00%
(f)
0.22% 1.65% 0.99%
Supplemental Data
Net assets, end of year (000) ....................................... $ 14,435  $ 10,191  $ 10,809  $ 11,839  $ 13,175
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid Federal Trust Fund
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0084  0.0000
(a)
0.0032  0.0189  0.0116
Net realized and unrealized gain (loss) ...............................
(0.0015) 0.0001  0.0018  0.0000
(a)
0.0009
Net increase from investment operations ............................... 0.0069  0.0001  0.0050  0.0189  0.0125
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0069) (0.0000)
(c)
(0.0049) (0.0189) (0.0125)
From net realized gain ..........................................
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
—
Total distributions .............................................. (0.0069) (0.0001) (0.0050) (0.0189) (0.0125)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.70% 0.02% 0.49% 1.91% 1.26%
Ratios to Average Net Assets
Total expenses ................................................
0.47% 0.48% 0.48% 0.50% 0.49%
Total expenses after fees waived and/or reimbursed .......................
0.29% 0.09% 0.29% 0.42% 0.42%
Net investment income ..........................................
0.84% 0.00%
(e)
0.32% 1.90% 1.16%
Supplemental Data
Net assets, end of year (000) ....................................... $ 15,765  $ 10,977  $ 30,848  $ 11,152  $ 13,751
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Liquid
Federal Trust
Fund
Great Pacific
Period from
05/02/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0081
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0081
Distributions from net investment income
(c)
.................................................................................. (0.0081)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.81%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(f)
Net investment income .................................................................................................
1.62%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid
Federal Trust
Fund
Mischler
Financial Group
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0089
Net realized and unrealized loss ..........................................................................................
(0.0005)
Net increase from investment operations ...................................................................................... 0.0084
Distributions
(b)
–
From net investment income ............................................................................................
(0.0084)
From net realized gain .................................................................................................
(0.0000)
(c)
Total distributions ..................................................................................................... (0.0084)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.85%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(f)
Net investment income .................................................................................................
0.89%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 5,120
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Liquid
Federal Trust
Fund
Penserra
Period from
01/21/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0084
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0084
Distributions from net investment income
(c)
.................................................................................. (0.0084)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.84%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.22%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.15%
(f)
Net investment income .................................................................................................
1.08%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Liquid
Federal Trust
Fund
Stern Brothers
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0058
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0058
Distributions from net investment income
(c)
.................................................................................. (0.0058)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.58%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.23%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(f)
Net investment income .................................................................................................
2.31%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Liquid
Federal Trust
Fund
Tigress
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0026
Net realized and unrealized loss ..........................................................................................
(0.0004)
Net increase from investment operations ...................................................................................... 0.0022
Distributions from net investment income
(b)
.................................................................................. (0.0022)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(c)
—
Based on net asset value ................................................................................................ 0.22%
(d)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.25%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(e)
Net investment income .................................................................................................
2.91%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 3,051
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0084  0.0002  0.0054  0.0217  0.0152
Net realized and unrealized gain ....................................
0.0006
(a)
0.0001  0.0010  0.0001  0.0001
Net increase from investment operations ................................ 0.0090  0.0003  0.0064  0.0218  0.0153
Distributions
(b)
– – – – –
From net investment income ......................................
(0.0090) (0.0002) (0.0063) (0.0218) (0.0153)
From net realized gain ...........................................
(0.0000)
(c)
(0.0001) (0.0001) —  —
Total distributions ............................................... (0.0090) (0.0003) (0.0064) (0.0218) (0.0153)
Net asset value, end of year ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value .......................................... 0.90% 0.03% 0.64% 2.20% 1.54%
Ratios to Average Net Assets
Total expenses .................................................
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ........................
0.13% 0.08% 0.17% 0.17% 0.17%
Net investment income ...........................................
0.84% 0.02% 0.54% 2.17% 1.52%
Supplemental Data
Net assets, end of year (000) ........................................ $ 111,196,831  $ 127,458,227  $ 141,084,816  $ 93,106,503  $ 74,278,100
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

FedFund
Administration
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0116  0.0002  0.0054  0.0207  0.0145
Net realized and unrealized gain (loss) ...............................
(0.0032) 0.0001  0.0002  0.0001  (0.0002)
Net increase from investment operations ............................... 0.0084  0.0003  0.0056  0.0208  0.0143
Distributions
(a)
– – – – –
From net investment income .....................................
(0.0084) (0.0002) (0.0055) (0.0208) (0.0143)
From net realized gain ..........................................
(0.0000)
(b)
(0.0001) (0.0001) —  —
Total distributions .............................................. (0.0084) (0.0003) (0.0056) (0.0208) (0.0143)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — —
Based on net asset value ......................................... 0.84% 0.03% 0.56% 2.10% 1.44%
Ratios to Average Net Assets
Total expenses ................................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed .......................
0.25% 0.08% 0.24% 0.27% 0.27%
Net investment income ..........................................
1.16% 0.02% 0.54% 2.07% 1.45%
Supplemental Data
Net assets, end of year (000) ....................................... $ 22,812,396  $ 3,021,092  $ 2,977,997  $ 2,870,758  $ 2,500,290
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Capital
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Period from
11/10/17
(a)
to 10/31/18
Net asset value, beginning of period ................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0003  0.0002  0.0051  0.0213  0.0172
Net realized and unrealized gain (loss) ...............................
0.0085
(b)
0.0001  0.0009  0.0001  (0.0026)
Net increase from investment operations ............................... 0.0088  0.0003  0.0060  0.0214  0.0146
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0088) (0.0002) (0.0059) (0.0214) (0.0146)
From net realized gain ..........................................
(0.0000)
(d)
(0.0001) (0.0001) —  —
Total distributions .............................................. (0.0088) (0.0003) (0.0060) (0.0214) (0.0146)
Net asset value, end of period ..................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.88% 0.03% 0.60% 2.16% 1.47%
(f)
Ratios to Average Net Assets
Total expenses ................................................
0.24% 0.24% 0.24% 0.24% 0.24%
(g)
Total expenses after fees waived and/or reimbursed .......................
0.07% 0.07% 0.21% 0.21% 0.21%
(g)
Net investment income ..........................................
0.03% 0.02% 0.51% 2.13% 1.77%
(g)
Supplemental Data
Net assets, end of period (000) ..................................... $ 1,252  $ 25,722,827  $ 11,247,218  $ 8,078,893  $ 7,138,766
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

FedFund
Cash Management
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0062  0.0002  0.0035  0.0165  0.0100
Net realized and unrealized gain ...................................
(0.0000)
(a)
0.0001  0.0003  0.0003  0.0003
Net increase from investment operations ............................... 0.0062  0.0003  0.0038  0.0168  0.0103
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0062) (0.0002) (0.0037) (0.0168) (0.0103)
From net realized gain ..........................................
(0.0000)
(a)
(0.0001) (0.0001) —  —
Total distributions .............................................. (0.0062) (0.0003) (0.0038) (0.0168) (0.0103)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — —
Based on net asset value ......................................... 0.62% 0.03% 0.38% 1.69% 1.04%
Ratios to Average Net Assets
Total expenses ................................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed .......................
0.42% 0.08% 0.42% 0.67% 0.67%
Net investment income ..........................................
0.62% 0.02% 0.35% 1.65% 1.00%
Supplemental Data
Net assets, end of year (000) ....................................... $ 695,591  $ 590,584  $ 440,893  $ 377,591  $ 154,607
(a)
Amount is greater than $(0.00005) per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Cash Reserve
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0063  0.0002  0.0040  0.0178  0.0115
Net realized and unrealized gain (loss) ................................
0.0004
(a)
0.0001  0.0002  0.0000
(b)
(0.0002)
Net increase from investment operations ................................ 0.0067  0.0003  0.0042  0.0178  0.0113
Distributions
(c)
– – – – –
From net investment income ......................................
(0.0067) (0.0002) (0.0041) (0.0178) (0.0113)
From net realized gain ...........................................
(0.0000)
(d)
(0.0001) (0.0001) —  —
Total distributions ............................................... (0.0067) (0.0003) (0.0042) (0.0178) (0.0113)
Net asset value, end of year ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value .......................................... 0.67% 0.03% 0.42% 1.79% 1.14%
Ratios to Average Net Assets
Total expenses .................................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ........................
0.35% 0.08% 0.39% 0.57% 0.57%
Net investment income ...........................................
0.63% 0.02% 0.40% 1.78% 1.15%
Supplemental Data
Net assets, end of year (000) ........................................ $ 5,181,757  $ 5,518,536  $ 5,079,903  $ 4,907,193  $ 1,649,400
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

FedFund
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0080  0.0002  0.0039  0.0195  0.0129
Net realized and unrealized gain (loss) ................................
(0.0005) 0.0001  0.0009  0.0000
(a)
(0.0001)
Net increase from investment operations ................................ 0.0075  0.0003  0.0048  0.0195  0.0128
Distributions
(b)
– – – – –
From net investment income ......................................
(0.0075) (0.0002) (0.0047) (0.0195) (0.0128)
From net realized gain ...........................................
(0.0000)
(c)
(0.0001) (0.0001) —  —
Total distributions ............................................... (0.0075) (0.0003) (0.0048) (0.0195) (0.0128)
Net asset value, end of year ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value .......................................... 0.75% 0.03% 0.48% 1.97% 1.29%
Ratios to Average Net Assets
Total expenses .................................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ........................
0.29% 0.08% 0.31% 0.42% 0.42%
Net investment income ...........................................
0.80% 0.02% 0.39% 1.95% 1.29%
Supplemental Data
Net assets, end of year (000) ........................................ $ 3,653,256  $ 2,863,692  $ 2,991,892  $ 2,307,110  $ 1,776,032
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Mischler Financial Group
Year Ended
10/31/22
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ..........................................................................
$ 1.00  $ 1.00
Net investment income ...................................................................................
0.0081  0.0001
Net realized and unrealized gain .............................................................................
0.0009
(b)
0.0001
Net increase from investment operations ......................................................................... 0.0090  0.0002
Distributions
(c)
– –
From net investment income ...............................................................................
(0.0090) (0.0001)
From net realized gain ....................................................................................
(0.0000)
(d)
(0.0001)
Total distributions ........................................................................................ (0.0090) (0.0002)
Net asset value, end of period ............................................................................... $ 1.00  $ 1.00
Total Return
(e)
— —
Based on net asset value ................................................................................... 0.90% 0.02%
(f)
Ratios to Average Net Assets
Total expenses ..........................................................................................
0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed .................................................................
0.13% 0.05%
(g)
Net investment income ....................................................................................
0.81% 0.03%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................................... $ 673,842  $ 1,636,430
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

FedFund
Premier
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .............................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ......................................................
0.0208  0.0002  0.0062  0.0051
Net realized and unrealized gain (loss) ............................................
(0.0118) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations ............................................ 0.0090  0.0003  0.0064  0.0051
Distributions
(c)
– – – –
From net investment income ..................................................
(0.0090) (0.0002) (0.0063) (0.0051)
From net realized gain .......................................................
(0.0000)
(d)
(0.0001) (0.0001) —
Total distributions ........................................................... (0.0090) (0.0003) (0.0064) (0.0051)
Net asset value, end of period .................................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — —
Based on net asset value ...................................................... 0.90% 0.03% 0.64% 0.51%
(f)
Ratios to Average Net Assets
Total expenses .............................................................
0.18% 0.19% 0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ....................................
0.17% 0.06% 0.17% 0.17%
(g)
Net investment income .......................................................
2.09% 0.02% 0.62% 1.95%
(g)
Supplemental Data
Net assets, end of period (000) .................................................. $ 1,429,878  $ 18,892  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Private Client
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0061  0.0002  0.0036  0.0166  0.0090
Net realized and unrealized gain ....................................
0.0001
(a)
0.0001  0.0002  0.0001  0.0012
Net increase from investment operations ................................ 0.0062  0.0003  0.0038  0.0167  0.0102
Distributions
(b)
– – – – –
From net investment income ......................................
(0.0062) (0.0002) (0.0037) (0.0167) (0.0102)
From net realized gain ...........................................
(0.0000)
(c)
(0.0001) (0.0001) —  —
Total distributions ............................................... (0.0062) (0.0003) (0.0038) (0.0167) (0.0102)
Net asset value, end of year ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value .......................................... 0.62% 0.03% 0.38% 1.68% 1.02%
Ratios to Average Net Assets
Total expenses .................................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ........................
0.42% 0.08% 0.43% 0.68% 0.68%
Net investment income ...........................................
0.61% 0.02% 0.36% 1.66% 0.90%
Supplemental Data
Net assets, end of year (000) ........................................ $ 253  $ 252  $ 252  $ 230  $ 768
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

FedFund
Select
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................................
0.0042  0.0002  0.0021  0.0133  0.0066
Net realized and unrealized gain ....................................
0.0005
(a)
0.0001  0.0004  0.0002  0.0004
Net increase from investment operations ................................ 0.0047  0.0003  0.0025  0.0135  0.0070
Distributions
(b)
– – – – –
From net investment income ......................................
(0.0047) (0.0002) (0.0024) (0.0135) (0.0070)
From net realized gain ...........................................
(0.0000)
(c)
(0.0001) (0.0001) —  —
Total distributions ............................................... (0.0047) (0.0003) (0.0025) (0.0135) (0.0070)
Net asset value, end of year ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value .......................................... 0.47% 0.03% 0.26% 1.36% 0.71%
Ratios to Average Net Assets
Total expenses .................................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ........................
0.50% 0.08% 0.54% 1.00% 1.00%
Net investment income ...........................................
0.42% 0.02% 0.22% 1.33% 0.66%
Supplemental Data
Net assets, end of year (000) ........................................ $ 657,779  $ 727,352  $ 301,826  $ 256,241  $ 195,297
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
Stern Brothers
Period from
08/01/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0060
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0060
Distributions from net investment income
(c)
.................................................................................. (0.0060)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.60%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.18%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(f)
Net investment income .................................................................................................
2.37%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

FedFund
Tigress
Period from
09/30/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0025
Net realized and unrealized loss ..........................................................................................
(0.0002)
Net increase from investment operations ...................................................................................... 0.0023
Distributions from net investment income
(b)
.................................................................................. (0.0023)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(c)
—
Based on net asset value ................................................................................................ 0.23%
(d)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.19%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(e)
Net investment income .................................................................................................
2.87%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 2,050
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
FedFund
WestCap
Period from
08/12/22
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.00
Net investment income ................................................................................................
0.0054
Net realized and unrealized gain ..........................................................................................
(0.0000)
(b)
Net increase from investment operations ...................................................................................... 0.0054
Distributions from net investment income
(c)
.................................................................................. (0.0054)
Net asset value, end of period ............................................................................................ $ 1.00
Total Return
(d)
—
Based on net asset value ................................................................................................ 0.54%
(e)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.18%
(f)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(f)
Net investment income .................................................................................................
2.42%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

TempCash
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002
Net investment income .........................................
0.0119  0.0005  0.0084  0.0233  0.0188
Net realized and unrealized gain (loss) ...............................
(0.0026) (0.0003) 0.0004  0.0005  (0.0010)
Net increase from investment operations ............................... 0.0093  0.0002  0.0088  0.0238  0.0178
Distributions
(a)
– – – – –
From net investment income .....................................
(0.0099) (0.0005) (0.0085) (0.0235) (0.0177)
From net realized gain ..........................................
—  —  (0.0000)
(b)
(0.0000)
(b)
—
Total distributions .............................................. (0.0099) (0.0005) (0.0085) (0.0235) (0.0177)
Net asset value, end of year ...................................... $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Total Return
(c)
— — — — —
Based on net asset value ......................................... 0.94% 0.02% 0.88% 2.41% 1.79%
Ratios to Average Net Assets
Total expenses ................................................
0.26% 0.24% 0.23% 0.26% 0.33%
Total expenses after fees waived and/or reimbursed .......................
0.17% 0.17% 0.18% 0.18% 0.18%
Net investment income ..........................................
1.19% 0.05% 0.84% 2.33% 1.88%
Supplemental Data
Net assets, end of year (000) ....................................... $ 8,658,551  $ 5,786,777  $ 10,638,146  $ 10,035,653  $ 4,875,313
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempCash
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ................................
$ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003  $ 1.0002
Net investment income .......................................
0.0084  (0.0000)
(a)
0.0062  0.1405
(b)
0.0122
Net realized and unrealized gain (loss) .............................
(0.0006) (0.0001) 0.0004  0.0156  0.0031
Net increase (decrease) from investment operations ..................... 0.0078  (0.0001) 0.0066  0.1561  0.0153
Distributions
(c)
– – – – –
From net investment income ...................................
(0.0084) (0.0002) (0.0063) (0.1558) (0.0152)
From net realized gain ........................................
—  —  (0.0000)
(a)
(0.0000)
(a)
—
Total distributions ............................................ (0.0084) (0.0002) (0.0063) (0.1558) (0.0152)
Net asset value, end of year .................................... $ 1.0000  $ 1.0006  $ 1.0009  $ 1.0006  $ 1.0003
Total Return
(d)
— — — — —
Based on net asset value ....................................... 0.78% (0.01)% 0.66% 15.90%
(b)
1.54%
Ratios to Average Net Assets
Total expenses ..............................................
0.51% 0.50% 0.47% 0.51% 0.61%
Total expenses after fees waived and/or reimbursed .....................
0.33% 0.20% 0.40% 0.43% 0.43%
Net investment income ........................................
0.84% (0.00)%
(e)
0.62% 14.04%
(b)
1.22%
Supplemental Data
Net assets, end of year (000) ..................................... $ 18  $ 18  $ 18  $ 18  $ 15
(a)
Amount is greater than $(0.00005) per share.
(b)
Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is greater than (0.005)%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

TempCash
Premier
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period .............................................
$ 1.0006  $ 1.0010  $ 1.0007  $ 1.0006
Net investment income ......................................................
0.0099  0.0005  0.0085  0.0055
Net realized and unrealized gain (loss) ............................................
(0.0006) (0.0004) 0.0003  0.0001
Net increase from investment operations ............................................ 0.0093  0.0001  0.0088  0.0056
Distributions
(b)
– – – –
From net investment income ..................................................
(0.0099) (0.0005) (0.0085) (0.0055)
From net realized gain .......................................................
—  —  (0.0000)
(c)
(0.0000)
(c)
Total distributions ........................................................... (0.0099) (0.0005) (0.0085) (0.0055)
Net asset value, end of period .................................................. $ 1.0000  $ 1.0006  $ 1.0010  $ 1.0007
Total Return
(d)
— — — —
Based on net asset value ...................................................... 0.94% 0.01% 0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses .............................................................
0.27% 0.25% 0.23% 0.24%
(f)
Total expenses after fees waived and/or reimbursed ....................................
0.17% 0.16% 0.18% 0.18%
(f)
Net investment income .......................................................
0.99% 0.05% 0.84% 2.10%
(f)
Supplemental Data
Net assets, end of period (000) .................................................. $ 36  $ 37  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003
Net investment income .........................................
0.0091  0.0004  0.0084  0.0237  0.0177
Net realized and unrealized gain (loss) ...............................
0.0003
(a)
(0.0003) 0.0002  0.0003  0.0001
Net increase from investment operations ............................... 0.0094  0.0001  0.0086  0.0240  0.0178
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0098) (0.0005) (0.0083) (0.0237) (0.0178)
From net realized gain ..........................................
—  —  (0.0001) (0.0000)
(c)
—
Total distributions .............................................. (0.0098) (0.0005) (0.0084) (0.0237) (0.0178)
Net asset value, end of year ...................................... $ 1.0000  $ 1.0004  $ 1.0008  $ 1.0006  $ 1.0003
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.95% 0.01% 0.86%
(e)
2.42% 1.79%
Ratios to Average Net Assets
Total expenses ................................................
0.25% 0.23% 0.22% 0.22% 0.22%
Total expenses after fees waived and/or reimbursed .......................
0.17% 0.16% 0.18% 0.18% 0.18%
Net investment income ..........................................
0.91% 0.05% 0.84% 2.37% 1.77%
Supplemental Data
Net assets, end of year (000) ....................................... $ 6,633,563  $ 7,923,377  $ 10,928,671  $ 10,609,770  $ 12,325,770
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

TempFund
Administration
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004
Net investment income ..........................
0.0120  0.0002  0.0072  0.0227  0.0153
Net realized and unrealized gain (loss) ................
(0.0033) (0.0002) 0.0004  0.0002  0.0015
Net increase from investment operations ................ 0.0087  0.0000  0.0076  0.0229  0.0168
Distributions
(a)
– – – – –
From net investment income ......................
(0.0092) (0.0003) (0.0073) (0.0227) (0.0168)
From net realized gain ...........................
—  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................... (0.0092) (0.0003) (0.0074) (0.0227) (0.0168)
Net asset value, end of year ....................... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(c)
— — — — —
Based on net asset value .......................... 0.87% 0.00%
(d)
0.76%
(e)
2.31% 1.69%
Ratios to Average Net Assets
Total expenses .................................
0.35% 0.33% 0.32% 0.32% 0.32%
Total expenses after fees waived and/or reimbursed ........
0.24% 0.18% 0.28% 0.28% 0.28%
Net investment income ...........................
1.20% 0.02% 0.72% 2.27% 1.53%
Supplemental Data
Net assets, end of year (000) ........................ $ 24,601  $ 10,577  $ 9,524  $ 42,214  $ 23,965
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cabrera Capital
Markets
Period from
11/01/21
(a)
to 10/31/22
Net asset value, beginning of period .......................................................................................
$ 1.0005
Net investment income ................................................................................................
0.0099
Net realized and unrealized loss ..........................................................................................
(0.0005)
Net increase from investment operations ...................................................................................... 0.0094
Distributions
(b)
–
From net investment income ............................................................................................
(0.0099)
From net realized gain .................................................................................................
—
Total distributions ..................................................................................................... (0.0099)
Net asset value, end of period ............................................................................................ $ 1.0000
Total Return
(c)
—
Based on net asset value ................................................................................................ 0.94%
(d)
Ratios to Average Net Assets
Total expenses .......................................................................................................
0.25%
(e)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.17%
(e)
Net investment income .................................................................................................
0.99%
(e)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 50
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

TempFund
Capital
Year Ended
10/31/22
Year Ended
10/31/21
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period ..........................................................
$ 1.0005  $ 1.0008  $ 1.0010
Net investment income ...................................................................
0.0196  0.0002  0.0002
Net realized and unrealized loss .............................................................
(0.0106) (0.0002) (0.0001)
Net increase from investment operations ......................................................... 0.0090  0.0000  0.0001
Distributions
(b)
– – –
From net investment income ...............................................................
(0.0095) (0.0003) (0.0002)
From net realized gain ....................................................................
—  —  (0.0001)
Total distributions ........................................................................ (0.0095) (0.0003) (0.0003)
Net asset value, end of period ............................................................... $ 1.0000  $ 1.0005  $ 1.0008
Total Return
(c)
— — —
Based on net asset value ................................................................... 0.90% 0.00%
(d)
0.01%
(e)(f)
Ratios to Average Net Assets
Total expenses ..........................................................................
0.30% 0.28% 0.27%
(g)
Total expenses after fees waived and/or reimbursed .................................................
0.22% 0.19% 0.23%
(g)
Net investment income ....................................................................
1.96% 0.02% 0.05%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................... $ 31,255  $ 1,149  $ 3,223
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Cash Management
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ................................
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003  $ 1.0003
Net investment income .......................................
0.0067  0.0002  0.0048  0.0188  0.0127
Net realized and unrealized gain (loss) .............................
(0.0002) (0.0002) 0.0002  0.0003  0.0001
Net increase from investment operations ............................. 0.0065  0.0000  0.0050  0.0191  0.0128
Distributions
(a)
– – – – –
From net investment income ...................................
(0.0070) (0.0003) (0.0047) (0.0188) (0.0128)
From net realized gain ........................................
—  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................................ (0.0070) (0.0003) (0.0048) (0.0188) (0.0128)
Net asset value, end of year .................................... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0003
Total Return
(c)
— — — — —
Based on net asset value ....................................... 0.65% 0.00%
(d)
0.50%
(e)
1.92% 1.28%
Ratios to Average Net Assets
Total expenses ..............................................
0.75% 0.73% 0.73% 0.72% 0.72%
Total expenses after fees waived and/or reimbursed .....................
0.45% 0.18% 0.54% 0.68% 0.68%
Net investment income ........................................
0.67% 0.02% 0.48% 1.88% 1.27%
Supplemental Data
Net assets, end of year (000) ..................................... $ 537,877  $ 596,683  $ 576,228  $ 624,658  $ 632,405
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

TempFund
Cash Reserve
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year .................................
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003
Net investment income ........................................
0.0057  0.0002  0.0052  0.0231  0.0143
Net realized and unrealized gain (loss) ..............................
0.0014
(a)
(0.0002) 0.0008  0.0000
(b)
(0.0004)
Net increase from investment operations .............................. 0.0071  0.0000  0.0060  0.0231  0.0139
Distributions
(c)
– – – – –
From net investment income ....................................
(0.0076) (0.0003) (0.0057) (0.0229) (0.0138)
From net realized gain .........................................
—  —  (0.0001) (0.0000)
(d)
—
Total distributions ............................................. (0.0076) (0.0003) (0.0058) (0.0229) (0.0138)
Net asset value, end of year ..................................... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(e)
— — — — —
Based on net asset value ........................................ 0.71% 0.00%
(f)
0.60%
(g)
2.33% 1.39%
Ratios to Average Net Assets
Total expenses ...............................................
0.65% 0.63% 0.63% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed ......................
0.35% 0.17% 0.44% 0.50% 0.58%
Net investment income .........................................
0.57% 0.02% 0.52% 2.31% 1.43%
Supplemental Data
Net assets, end of year (000) ...................................... $ 12,014  $ 14,234  $ 5,544  $ 4,296  $ 4,320
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Amount is less than 0.005%.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
TempFund
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ................................
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0004
Net investment income .......................................
0.0083  0.0002  0.0056  0.0221  0.0151
Net realized and unrealized gain (loss) .............................
(0.0005) (0.0002) 0.0009  0.0001  0.0002
Net increase from investment operations ............................. 0.0078  0.0000  0.0065  0.0222  0.0153
Distributions
(a)
– – – – –
From net investment income ...................................
(0.0083) (0.0003) (0.0062) (0.0220) (0.0153)
From net realized gain ........................................
—  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................................ (0.0083) (0.0003) (0.0063) (0.0220) (0.0153)
Net asset value, end of year .................................... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(c)
— — — — —
Based on net asset value ....................................... 0.78% 0.00%
(d)
0.65%
(e)
2.24% 1.54%
Ratios to Average Net Assets
Total expenses ..............................................
0.50% 0.48% 0.48% 0.47% 0.47%
Total expenses after fees waived and/or reimbursed .....................
0.33% 0.18% 0.38% 0.43% 0.43%
Net investment income ........................................
0.83% 0.02% 0.56% 2.21% 1.51%
Supplemental Data
Net assets, end of year (000) ..................................... $ 100,333  $ 107,298  $ 106,802  $ 79,837  $ 80,471
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

TempFund
Private Client
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ................................
$ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004  $ 1.0003
Net investment income .......................................
0.0070  0.0002  0.0017  0.0190  0.0136
Net realized and unrealized gain (loss) .............................
(0.0005) (0.0002) 0.0033  (0.0001) (0.0007)
Net increase from investment operations ............................. 0.0065  0.0000  0.0050  0.0189  0.0129
Distributions
(a)
– – – – –
From net investment income ...................................
(0.0070) (0.0003) (0.0047) (0.0187) (0.0128)
From net realized gain ........................................
—  —  (0.0001) (0.0000)
(b)
—
Total distributions ............................................ (0.0070) (0.0003) (0.0048) (0.0187) (0.0128)
Net asset value, end of year .................................... $ 1.0000  $ 1.0005  $ 1.0008  $ 1.0006  $ 1.0004
Total Return
(c)
— — — — —
Based on net asset value ....................................... 0.65% 0.00%
(d)
0.50%
(e)
1.90% 1.29%
Ratios to Average Net Assets
Total expenses ..............................................
1.10% 1.08% 1.08% 1.07% 1.07%
Total expenses after fees waived and/or reimbursed .....................
0.45% 0.18% 0.59% 0.68% 0.68%
Net investment income ........................................
0.70% 0.02% 0.17% 1.90% 1.36%
Supplemental Data
Net assets, end of year (000) ..................................... $ 1,122  $ 1,131  $ 1,043  $ 1,165  $ 2,042
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ........................................
0.0084  0.0001  0.0057  0.0215  0.0151
Net realized gain ............................................
0.0006
(a)
0.0001  0.0005  0.0001  0.0002
Net increase from inv estment operations .............................. 0.0090  0.0002  0.0062  0.0216  0.0153
Distributions
(b)
– – – – –
From net investment income ....................................
(0.0090) (0.0001) (0.0061) (0.0216) (0.0153)
From net realized gain .........................................
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
Total distributions ............................................. (0.0090) (0.0002) (0.0062) (0.0216) (0.0153)
Net asset value, end of year ..................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ........................................ 0.90% 0.02% 0.62%
(e)
2.18% 1.54%
Ratios to Average Net Assets
Total expenses ...............................................
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ......................
0.14% 0.08% 0.17% 0.17% 0.17%
Net investment income .........................................
0.84% 0.01% 0.57% 2.15% 1.51%
Supplemental Data
Net assets, end of year (000) ...................................... $ 82,703,301  $ 91,031,976  $ 88,266,743  $ 65,112,830  $ 57,671,676
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

T-Fund
Administration
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ........................................
0.0120  0.0001  0.0056  0.0206  0.0146
Net realized gain (loss) ........................................
(0.0037) 0.0001  (0.0002) 0.0000
(a)
(0.0003)
Net increase from investment operations .............................. 0.0083  0.0002  0.0054  0.0206  0.0143
Distributions
(b)
– – – – –
From net investment income ....................................
(0.0083) (0.0001) (0.0053) (0.0206) (0.0143)
From net realized gain .........................................
(0.0000)
(c)
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
Total distributions ............................................. (0.0083) (0.0002) (0.0054) (0.0206) (0.0143)
Net asset value, end of year ..................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ........................................ 0.84% 0.01% 0.53%
(e)
2.08% 1.43%
Ratios to Average Net Assets
Total expenses ...............................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ......................
0.27% 0.08% 0.25% 0.27% 0.27%
Net investment income .........................................
1.20% 0.01% 0.56% 2.08% 1.46%
Supplemental Data
Net assets, end of year (000) ...................................... $ 15,781,965  $ 504,427  $ 489,691  $ 733,783  $ 924,933
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Capital
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Period from
11/10/17
(a)
to 10/31/18
Net asset value, beginning of period ...............................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ........................................
0.0001  0.0001  0.0048  0.0212  0.0172
Net realized gain (loss) ........................................
0.0086
(b)
0.0001  0.0010  0.0000
(c)
(0.0027)
Net increase from investment operations .............................. 0.0087  0.0002  0.0058  0.0212  0.0145
Distributions
(d)
– – – – –
From net investment income ....................................
(0.0087) (0.0001) (0.0057) (0.0212) (0.0145)
From net realized gain .........................................
(0.0000)
(e)
(0.0001) (0.0001) (0.0000)
(e)
(0.0000)
(e)
Total distributions ............................................. (0.0087) (0.0002) (0.0058) (0.0212) (0.0145)
Net asset value, end of period .................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
— — — — —
Based on net asset value ........................................ 0.87% 0.01% 0.57%
(g)
2.14% 1.46%
(h)
Ratios to Average Net Assets
Total expenses ...............................................
0.24% 0.24% 0.24% 0.24% 0.24%
(i)
Total expenses after fees waived and/or reimbursed ......................
0.09% 0.08% 0.21% 0.21% 0.21%
(i)
Net investment income .........................................
0.01% 0.01% 0.48% 2.13% 1.76%
(i)
Supplemental Data
Net assets, end of period (000) .................................... $ 55,006  $ 27,304,259  $ 15,842,877  $ 10,347,984  $ 10,978,658
(a)
Commencement of operations.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Amount is less than $0.00005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Not annualized.
(i)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

T-Fund
Cash Management
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year .................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ........................................
0.0059  0.0001  0.0034  0.0164  0.0103
Net realized gain ............................................
0.0003
(a)
0.0001  0.0003  0.0003  0.0000
(b)
Net increase from investment operations .............................. 0.0062  0.0002  0.0037  0.0167  0.0103
Distributions
(c)
– – – – –
From net investment income ....................................
(0.0062) (0.0001) (0.0036) (0.0167) (0.0103)
From net realized gain .........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ............................................. (0.0062) (0.0002) (0.0037) (0.0167) (0.0103)
Net asset value, end of year ..................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ........................................ 0.62% 0.01% 0.37%
(f)
1.69% 1.03%
Ratios to Average Net Assets
Total expenses ...............................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ......................
0.41% 0.08% 0.41% 0.67% 0.67%
Net investment income .........................................
0.59% 0.00%
(g)
0.34% 1.64% 1.03%
Supplemental Data
Net assets, end of year (000) ...................................... $ 887,139  $ 825,420  $ 1,009,514  $ 1,035,657  $ 600,314
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Cash Reserve
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0033  0.0001  0.0037  0.0176  0.0128
Net realized gain (loss) .........................................
0.0034
(a)
0.0001  0.0004  0.0000
(b)
(0.0015)
Net increase from investment operations ............................... 0.0067  0.0002  0.0041  0.0176  0.0113
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0067) (0.0001) (0.0040) (0.0176) (0.0113)
From net realized gain ..........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions .............................................. (0.0067) (0.0002) (0.0041) (0.0176) (0.0113)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.67% 0.01% 0.40%
(f)
1.78% 1.13%
Ratios to Average Net Assets
Total expenses ................................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed .......................
0.22% 0.07% 0.39% 0.57% 0.57%
Net investment income ..........................................
0.33% 0.01% 0.37% 1.78% 1.28%
Supplemental Data
Net assets, end of year (000) ....................................... $ 88,281  $ 482,231  $ 56,822  $ 123,578  $ 239,734
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

T-Fund
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0071  0.0001  0.0044  0.0191  0.0123
Net realized gain .............................................
0.0003
(a)
0.0001  0.0003  0.0000
(b)
0.0004
Net increase from investment operations ............................... 0.0074  0.0002  0.0047  0.0191  0.0127
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0074) (0.0001) (0.0046) (0.0191) (0.0127)
From net realized gain ..........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions .............................................. (0.0074) (0.0002) (0.0047) (0.0191) (0.0127)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.75% 0.01% 0.46%
(f)
1.93% 1.28%
Ratios to Average Net Assets
Total expenses ................................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed .......................
0.29% 0.08% 0.32% 0.42% 0.42%
Net investment income ..........................................
0.71% 0.01% 0.44% 1.92% 1.23%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,258,974  $ 1,000,401  $ 670,205  $ 794,485  $ 1,230,374
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
T-Fund
Premier
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ............................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................................................
0.0193  0.0001  0.0060  0.0050
Net realized gain (loss) .....................................................
(0.0103) 0.0001  0.0002  0.0000
(b)
Net increase from investment operations ........................................... 0.0090  0.0002  0.0062  0.0050
Distributions
(c)
– – – –
From net investment income .................................................
(0.0090) (0.0001) (0.0061) (0.0050)
From net realized gain ......................................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .......................................................... (0.0090) (0.0002) (0.0062) (0.0050)
Net asset value, end of period ................................................. $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — —
Based on net asset value ..................................................... 0.90% 0.02% 0.61%
(f)
0.50%
(g)
Ratios to Average Net Assets
Total expenses ............................................................
0.19% 0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ...................................
0.17% 0.06% 0.17% 0.17%
(h)
Net investment income ......................................................
1.95% 0.01% 0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ................................................. $ 496,172  $ 12,958  $ 37  $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

T-Fund
Select
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0031  0.0001  0.0011  0.0133  0.0051
Net realized gain .............................................
0.0016
(a)
0.0001  0.0014  0.0000
(b)
0.0019
Net increase from investment operations ............................... 0.0047  0.0002  0.0025  0.0133  0.0070
Distributions
(c)
– – – – –
From net investment income .....................................
(0.0047) (0.0001) (0.0024) (0.0133) (0.0070)
From net realized gain ..........................................
(0.0000)
(d)
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions .............................................. (0.0047) (0.0002) (0.0025) (0.0133) (0.0070)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — —
Based on net asset value ......................................... 0.47% 0.01% 0.24%
(f)
1.34% 0.70%
Ratios to Average Net Assets
Total expenses ................................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed .......................
0.52% 0.07% 0.41% 1.00% 1.00%
Net investment income ..........................................
0.31% 0.01% 0.11% 1.37% 0.51%
Supplemental Data
Net assets, end of year (000) ....................................... $ 21,300  $ 37,798  $ 30,444  $ 14,769  $ 19,710
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0082  0.0001  0.0048  0.0212  0.0153
Net realized gain (loss) .........................................
0.0001  0.0001  0.0015  0.0000
(a)
(0.0002)
Net increase from investment operations ............................... 0.0083  0.0002  0.0063  0.0212  0.0151
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0083) (0.0001) (0.0062) (0.0212) (0.0151)
From net realized gain ..........................................
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions .............................................. (0.0083) (0.0002) (0.0063) (0.0212) (0.0151)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.84% 0.01% 0.63% 2.14% 1.52%
Ratios to Average Net Assets
Total expenses ................................................
0.19% 0.19% 0.19% 0.20% 0.20%
Total expenses after fees waived and/or reimbursed .......................
0.14% 0.06% 0.17% 0.17% 0.17%
Net investment income ..........................................
0.82% 0.01% 0.48% 2.12% 1.53%
Supplemental Data
Net assets, end of year (000) ....................................... $ 106,544,392  $ 98,602,650  $ 56,400,526  $ 38,728,217  $ 30,530,122
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

Treasury Trust Fund
Administration
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0065  0.0001  0.0058  0.0203  0.0136
Net realized gain (loss) .........................................
0.0012  0.0001  (0.0002) 0.0000
(a)
0.0005
Net increase from investment operations ............................... 0.0077  0.0002  0.0056  0.0203  0.0141
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0077) (0.0001) (0.0055) (0.0203) (0.0141)
From net realized gain ..........................................
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions .............................................. (0.0077) (0.0002) (0.0056) (0.0203) (0.0141)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.77% 0.01% 0.56% 2.05% 1.42%
Ratios to Average Net Assets
Total expenses ................................................
0.29% 0.29% 0.29% 0.30% 0.30%
Total expenses after fees waived and/or reimbursed .......................
0.19% 0.07% 0.24% 0.26% 0.27%
Net investment income ..........................................
0.65% 0.01% 0.58% 2.03% 1.36%
Supplemental Data
Net assets, end of year (000) ....................................... $ 382,956  $ 599,190  $ 399,846  $ 465,703  $ 413,618
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Capital
Year Ended
10/31/22
Year Ended
10/31/21
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period ...........................................................
$ 1.00  $ 1.00  $ 1.00
Net investment income ....................................................................
0.0163  0.0001  0.0000
(b)
Net realized gain (loss) ....................................................................
(0.0083)
(c)
0.0001  0.0000
(b)
Net increase from investment operations .......................................................... 0.0080  0.0002  0.0000
Distributions
(d)
– – –
From net investment income ................................................................
(0.0080) (0.0001) —
From net realized gain .....................................................................
(0.0000)
(e)
(0.0001) —
Total distributions ......................................................................... (0.0080) (0.0002) —
Net asset value, end of period ................................................................ $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
— — —
Based on net asset value .................................................................... 0.80% 0.01% 0.00%
(g)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.20% 0.06% 0.17%
(h)
Net investment income (loss) .................................................................
1.63% 0.01% (0.03)%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................ $ 27,524  $ 3,299  $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

Treasury Trust Fund
Cash Management
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0051  0.0001  0.0034  0.0158  0.0098
Net realized gain .............................................
0.0005  0.0001  0.0003  0.0005  0.0003
Net increase from investment operations ............................... 0.0056  0.0002  0.0037  0.0163  0.0101
Distributions
(a)
– – – – –
From net investment income .....................................
(0.0056) (0.0001) (0.0036) (0.0163) (0.0101)
From net realized gain ..........................................
(0.0000)
(b)
(0.0001) (0.0001) —  (0.0000)
(b)
Total distributions .............................................. (0.0056) (0.0002) (0.0037) (0.0163) (0.0101)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — —
Based on net asset value ......................................... 0.56% 0.01% 0.37% 1.64% 1.02%
Ratios to Average Net Assets
Total expenses ................................................
0.69% 0.69% 0.69% 0.69% 0.70%
Total expenses after fees waived and/or reimbursed .......................
0.41% 0.08% 0.41% 0.67% 0.67%
Net investment income ..........................................
0.51% 0.01% 0.34% 1.58% 0.98%
Supplemental Data
Net assets, end of year (000) ....................................... $ 21,330  $ 32,960  $ 53,101  $ 36,492  $ 13,843
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Cash Reserve
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0053  0.0001  0.0040  0.0172  0.0124
Net realized gain (loss) .........................................
0.0007  0.0001  0.0001  0.0000
(a)
(0.0013)
Net increase from investment operations ............................... 0.0060  0.0002  0.0041  0.0172  0.0111
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0060) (0.0001) (0.0040) (0.0172) (0.0111)
From net realized gain ..........................................
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions .............................................. (0.0060) (0.0002) (0.0041) (0.0172) (0.0111)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.61% 0.01% 0.41% 1.74% 1.12%
Ratios to Average Net Assets
Total expenses ................................................
0.59% 0.59% 0.59% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed .......................
0.35% 0.07% 0.39% 0.57% 0.57%
Net investment income ..........................................
0.53% 0.01% 0.40% 1.73% 1.24%
Supplemental Data
Net assets, end of year (000) ....................................... $ 79,114  $ 97,008  $ 102,984  $ 74,034  $ 8,044
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

Treasury Trust Fund
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0073  0.0001  0.0046  0.0194  0.0127
Net realized gain (loss) .........................................
(0.0003)
(a)
0.0001  0.0003  0.0002  (0.0001)
Net increase from investment operations ............................... 0.0070  0.0002  0.0049  0.0196  0.0126
Distributions
(b)
– – – – –
From net investment income .....................................
(0.0070) (0.0001) (0.0048) (0.0196) (0.0126)
From net realized gain ..........................................
(0.0000)
(c)
(0.0001) (0.0001) —  (0.0000)
(c)
Total distributions .............................................. (0.0070) (0.0002) (0.0049) (0.0196) (0.0126)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.70% 0.01% 0.49% 1.98% 1.27%
Ratios to Average Net Assets
Total expenses ................................................
0.44% 0.44% 0.44% 0.44% 0.45%
Total expenses after fees waived and/or reimbursed .......................
0.27% 0.07% 0.30% 0.40% 0.42%
Net investment income ..........................................
0.73% 0.01% 0.46% 1.94% 1.27%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,060,804  $ 1,035,846  $ 939,241  $ 977,335  $ 482,014
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
Treasury Trust Fund
Select
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .........................................
0.0032  0.0001  0.0016  0.0129  0.0067
Net realized gain .............................................
0.0010  0.0001  0.0008  0.0001  0.0001
Net increase from investment operations ............................... 0.0042  0.0002  0.0024  0.0130  0.0068
Distributions
(a)
– – – – –
From net investment income .....................................
(0.0042) (0.0001) (0.0023) (0.0130) (0.0068)
From net realized gain ..........................................
(0.0000)
(b)
(0.0001) (0.0001) —  (0.0000)
(b)
Total distributions .............................................. (0.0042) (0.0002) (0.0024) (0.0130) (0.0068)
Net asset value, end of year ...................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(c)
— — — — —
Based on net asset value ......................................... 0.42% 0.01% 0.24% 1.30% 0.68%
Ratios to Average Net Assets
Total expenses ................................................
1.04% 1.04% 1.04% 1.05% 1.05%
Total expenses after fees waived and/or reimbursed .......................
0.49% 0.06% 0.45% 1.00% 1.00%
Net investment income ..........................................
0.32% 0.01% 0.16% 1.29% 0.67%
Supplemental Data
Net assets, end of year (000) ....................................... $ 169,696  $ 660,676  $ 103,647  $ 38,265  $ 39,675
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

MuniCash
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003
Net investment income ..........................................
0.0048  0.0001  0.0051  0.0137  0.0112
Net realized and unrealized gain ....................................
0.0007
(a)
0.0000
(b)
0.0004  0.0000
(b)
0.0000
(b)
Net increase from investment operations ................................ 0.0055  0.0001  0.0055  0.0137  0.0112
Distributions
(c)
– – – – –
From net investment income ......................................
(0.0057) (0.0001) (0.0055) (0.0137) (0.0112)
From net realized gain ...........................................
(0.0000)
(d)
—  —  (0.0000)
(d)
(0.0002)
Total distributions ............................................... (0.0057) (0.0001) (0.0055) (0.0137) (0.0114)
Net asset value, end of year ....................................... $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
— — — — —
Based on net asset value .......................................... 0.56% 0.01% 0.55% 1.38% 1.13%
(f)
Ratios to Average Net Assets
Total expenses .................................................
0.28% 0.26% 0.26% 0.28% 0.29%
Total expenses after fees waived and/or reimbursed ........................
0.16% 0.08% 0.19% 0.20% 0.20%
Net investment income ...........................................
0.48% 0.01% 0.51% 1.36% 1.12%
Supplemental Data
Net assets, end of year (000) ........................................ $ 3,592,640  $ 5,368,797  $ 5,160,531  $ 5,182,923  $ 3,992,552
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
MuniCash
Dollar
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0003
Net investment income ..........................................
0.0033  0.0001  0.0040  0.0123  0.0087
Net realized and unrealized gain ....................................
0.0007
(a)
0.0000
(b)
0.0002  0.0000
(b)
0.0000
(b)
Net increase from investment operations ................................ 0.0040  0.0001  0.0042  0.0123  0.0087
Distributions
(c)
– – – – –
From net investment income ......................................
(0.0042) (0.0001) (0.0042) (0.0123) (0.0087)
From net realized gain ...........................................
(0.0000)
(d)
—  —  (0.0000)
(d)
(0.0002)
Total distributions ............................................... (0.0042) (0.0001) (0.0042) (0.0123) (0.0089)
Net asset value, end of year ....................................... $ 0.9999  $ 1.0001  $ 1.0001  $ 1.0001  $ 1.0001
Total Return
(e)
— — — — —
Based on net asset value .......................................... 0.40% 0.01% 0.42% 1.23% 0.88%
(f)
Ratios to Average Net Assets
Total expenses .................................................
0.53% 0.52% 0.51% 0.53% 0.54%
Total expenses after fees waived and/or reimbursed ........................
0.30% 0.07% 0.31% 0.45% 0.45%
Net investment income ...........................................
0.33% 0.01% 0.40% 1.22% 0.87%
Supplemental Data
Net assets, end of year (000) ........................................ $ 2,911  $ 4,810  $ 3,176  $ 2,207  $ 1,893
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

California Money Fund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ...................................
$ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002  $ 1.00
Net investment income ..........................................
0.0043  0.0001  0.0051  0.0107  0.0101
Net realized and unrealized gain (loss) ................................
0.0006
(a)
0.0006  (0.0007) 0.0001  0.0002
Net increase from investment operations ................................ 0.0049  0.0007  0.0044  0.0108  0.0103
Distributions
(b)
– – – – –
From net investment income ......................................
(0.0050) (0.0001) (0.0046) (0.0108) (0.0101)
From net realized gain ...........................................
(0.0012) (0.0000)
(c)
—  —  —
Total distributions ............................................... (0.0062) (0.0001) (0.0046) (0.0108) (0.0101)
Net asset value, end of year ....................................... $ 0.9993  $ 1.0006  $ 1.0000  $ 1.0002  $ 1.0002
Total Return
(d)
— — — — —
Based on net asset value .......................................... 0.49% 0.07% 0.44% 1.09% 1.03%
Ratios to Average Net Assets
Total expenses .................................................
0.46% 0.45% 0.45% 0.47% 0.70%
Total expenses after fees waived and/or reimbursed ........................
0.15% 0.05% 0.18% 0.20% 0.20%
Net investment income ...........................................
0.43% 0.01% 0.51% 1.07% 1.01%
Supplemental Data
Net assets, end of year (000) ........................................ $ 317,561  $ 207,157  $ 153,630  $ 397,288  $ 169,293
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
New York Money Fund
Institutional
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/20
Year Ended
10/31/19
Year Ended
10/31/18
Net asset value, beginning of year ..................................
$ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.00
Net investment income .........................................
0.0066  0.0001  0.0062  0.0129  0.0113
Net realized and unrealized gain (loss) ...............................
(0.0009)
(a)
(0.0000)
(b)
(0.0008) 0.0003  (0.0002)
Net increase from investment operations ............................... 0.0057  0.0001  0.0054  0.0132  0.0111
Distributions from net investment income
(c)
........................... (0.0057) (0.0001) (0.0054) (0.0132) (0.0111)
Net asset value, end of year ...................................... $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.00
Total Return
(d)
— — — — —
Based on net asset value ......................................... 0.57% 0.01% 0.54% 1.33% 1.12%
Ratios to Average Net Assets
Total expenses ................................................
0.50% 0.53% 0.46% 0.56% 1.35%
Total expenses after fees waived and/or reimbursed .......................
0.16% 0.06% 0.18% 0.20% 0.20%
Net investment income ..........................................
0.66% 0.01% 0.62% 1.29% 1.13%
Supplemental Data
Net assets, end of year (000) ....................................... $ 198,959  $ 59,800  $ 149,946  $ 243,502  $ 46,066
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is greater than $(0.00005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Bancroft Capital
Shares are sold without a sales charge and are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are sold without a sales charge and are only available to clients of Penserra Securities
LLC and its affiliates. Great Pacific Shares are sold without a sales charge and are only available to clients of Great Pacific Securities and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Stern Brothers Shares are sold without a sales charge and are only available to clients of Stern Brothers & Co. and its affiliates. Tigress Shares are sold without a sales charge and are only available to clients of
Tigress Financial Partners LLC and its affiliates. WestCap Shares are sold without a sales charge and are only available to portfolio companies of WestCap Management,
LLC and its affiliates. Administration, Select, Capital, Cash Reserve, Cash Management, Private Client and Dollar Shares are sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund  each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act.
Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each of TempCash, TempFund, MuniCash, California Money
Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, California Money Fund or New York
Money Fund’s weekly liquid assets fall below certain thresholds.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Effective January 10, 2022, each of TempCash, MuniCash, California Money Fund and New York Money Fund terminated its Administration Shares, Cash Management
Shares and Cash Reserve Shares. Each of FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund terminated its Cash Plus Shares. Each of
California Money Fund and New York Money Fund terminated its Dollar Shares. Each of TempFund, T-Fund, California Money Fund and New York Money Fund terminated
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ...................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar,
Great Pacific, Mischler Financial Group, Penserra, Stern Brothers and Tigress
FedFund ......................................
Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Mischler Financial Group, Premier, Private
Client, Select, Stern Brothers, Tigress and WestCap
TempCash ..................................... Institutional, Capital, Dollar and Premier
TempFund ..................................... Institutional, Administration, Cabrera Capital Markets, Capital, Cash Management, Cash Reserve, Dollar and Private Client
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar and Select
MuniCash ...................................... Institutional, Capital and Dollar
California Money Fund ............................. Institutional and Capital
New York Money Fund ............................. Institutional and Capital

Notes to Financial Statements
(continued)

Notes to Financial Statements
its Plus Shares. Each of BlackRock Liquid Federal Trust Fund and Treasury Trust Fund terminated its Premier Shares. Each of BlackRock Liquid Federal Trust Fund,
TempCash, T-Fund, Treasury Trust Fund, MuniCash, California Money Fund and New York Money Fund terminated its Private Client Shares. Each of BlackRock Liquid
Federal Trust Fund, TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund terminated its Select Shares. None of the terminated classes had any outstanding shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash, TempFund, MuniCash, California Money Fund or New York
Money Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining interest holders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with one of their custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): TempCash, TempFund, MuniCash, California
Money Fund and New York Money Fund investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund's Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Funds' assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Investment Valuation Policies (BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund): U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average daily net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
(a)
Calculation B
(b)
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
.175% of the first $1 billion
.150% of the next $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.100% of amounts in excess of $3 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Notes to Financial Statements
(continued)

Notes to Financial Statements
With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the year ended October 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended October 31, 2022, the Funds  did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets
Fund Name Management Fees
TempCash and MuniCash ...................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
Fund Name Management Fees
TempFund ..............................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion
Fund Name Management Fees
California Money Fund and New York Money Fund ...................................
.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion
Share Class Service Fees
(a)
Distribution Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 46,334 $ — $ 76,948 $ 16 $ 15,695 $ — $ — $ 138,993
FedFund ..................... 18,386,134 5,380,420 3,435,670 22,424,266 8,412,454 2,143 6,293,796 64,334,883
TempCash .................... — — — — 44 — — 44
TempFund .................... 12,479 1,598 2,832,314 58,455 287,972 9,546 — 3,202,364
T-Fund ....................... 11,993,809 4,919,080 4,666,689 944,377 4,075,613 — 367,498 26,967,066
Treasury Trust Fund .............. 595,426 3,116 152,068 377,471 2,420,313 — 5,281,501 8,829,895
MuniCash ..................... — — — — 10,816 — — 10,816

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

—
of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, California Money Fund and
New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2022, the amounts waived were as follows:
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees to enable the Funds to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended October 31, 2022, amounts waived and/or reimbursed were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2023 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the year ended October 31, 2022, the amounts waived and/or reimbursed were as follows:
With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as service and distribution fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the voluntary waiver and/or reimbursement at any time. For the year ended October 31,
2022, the amounts waived and/or reimbursed were as follows:
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 3,079,070
FedFund ................................................................................................................ 28,632,103
TempCash ............................................................................................................... 4,618,97 7
TempFund ............................................................................................................... 5,708,144
T-Fund .................................................................................................................. 20,399,812
Treasury Trust Fund ......................................................................................................... 22,970,535
MuniCash ................................................................................................................ 3,411,181
California Money Fund ....................................................................................................... 636,033
New York Money Fund ....................................................................................................... 386,111
BlackRock Liquid Federal Trust Fund ........................................................................................... $ 2,576,308
FedFund .............................................................................................................. 69,072,586
TempCash ............................................................................................................. 453,65 7
TempFund ............................................................................................................. 1,088,609
T-Fund ................................................................................................................ 39,465,347
Treasury Trust Fund ....................................................................................................... 37,178,247
MuniCash .............................................................................................................. 1,880,635
California Money Fund ..................................................................................................... 119,507
New York Money Fund ..................................................................................................... 52,534
Service and distribution fees
waived and/or reimbursed —
class specific Administration
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal
Trust Fund ............ $ — $ — $ 16 $ 62 $ — $ — $ 78
FedFund ............. — — — — 858 148,038 148,896
TempFund ............ — — 1,515 808 3,930 — 6,253
T-Fund ............... — 118 13 — — 8,646 8,777
Treasury Trust Fund ...... 4,370 — — 170,666 — 124,171 299,207
Service and distribution fees waived and/or
reimbursed — class specific Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 26,595 $ — $ 37,233 $ — $ 5,896 $ — $ — $ 69,724
FedFund ..................... 1,312,948 5,345,510 1,487,961 10,061,9 49 2,993,442 569 3,344,281 24,546, 660
TempCash .................... — — — 16 — — 16
TempFund .................... 3,651 249 1,255,636 29,250 105,136 2,419 — 1,396,341
T-Fund ....................... 218,286 4,881,921 2,110,277 677,956 1,608,757 — 194,455 9,691,652
Treasury Trust Fund .............. 227,154 521 69,088 171,835 959,000 — 2,905,681 4,333,279
MuniCash ..................... — — — — 4,668 — — 4,668

Notes to Financial Statements
(continued)

Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and certain deemed distributions were reclassified to the following accounts:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
TempCash .......................................................................... $ 6,000,150 $ 7,000,100 $ —
TempFund .......................................................................... 9,500,237 11,675,166 —
MuniCash ........................................................................... 916,024,618 798,968,583 —
California Money Fund .................................................................. 356,765,090 398,107,128 —
New York Money Fund .................................................................. 89,029,831 114,806,792 —
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
FedFund ................................................................................ $ (38,616) $ 38,616
MuniCash ................................................................................ 60,568 (60,568)
California Money Fund ....................................................................... 2,729 (2,729)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of October 31, 2022, the tax components of accumulated earnings (loss) were as follows:
During the year ended October 31, 2022, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name
Year Ended
10/31/22
Year Ended
10/31/21
BlackRock Liquid Federal Trust Fund
Ordinary income ........................................................................................... $ 48,943,718 $ 876,941
FedFund
Ordinary income ........................................................................................... $ 1,393,942,082 $ 44,893,051
Long-term capital gains ...................................................................................... — 439,274
$ 1,393,942,082 $ 45,332,325
TempCash
Ordinary income ........................................................................................... $ 65,593,917 $ 4,414,218
TempFund
Ordinary income ........................................................................................... $ 74,851,577 $ 5,498,306
T-Fund
Ordinary income ........................................................................................... $ 938,247,908 $ 18,202,797
Treasury Trust Fund
Ordinary income ........................................................................................... $ 907,284,386 $ 9,449,702
Long-term capital gains ...................................................................................... 95,163 —
$ 907,379,549 $ 9,449,702
MuniCash
Tax-exempt income ......................................................................................... $ 20,242,655 $ 451,851
Ordinary income ........................................................................................... 198,536 —
Long-term capital gains ...................................................................................... 30,681 —
$ 20,471,872 $ 451,851
California Money Fund
Tax-exempt income ......................................................................................... $ 1,059,497 $ 19,235
Ordinary income ........................................................................................... 168,937 4,410
$ 1,228,434 $ 23,645
New York Money Fund
Tax-exempt income ......................................................................................... $ 849,816 $ 10,632
Fund Name
Undistributed tax-
exempt income
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Liquid Federal Trust Fund ................................ $ — $ — $ (673,555) $ (107,036) $ (780,591)
FedFund ................................................... — — (36,796,858) (1,523,133) (38,319,991)
TempCash .................................................. — 476 (1,159,104) (3,751,862) (4,910,490)
TempFund .................................................. — 7,783 (700,769) (4,131,895) (4,824,881)
T-Fund ..................................................... — 97,801 (20,152,675) (30,206) (20,085,080)
Treasury Trust Fund ............................................ — 12,124 — (597,057) (584,933)
MuniCash ................................................... — — — (848,768) (848,768)
California Money Fund .......................................... 348 — — (26,147) (25,799)
New York Money Fund .......................................... — — — (238) (238)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
Fund Name Amount Utilized
TempCash ......................................................................................................... $ 12,497
TempFund ......................................................................................................... 10,023

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
MuniCash, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 5,081,178,726 $ – $ (17,382) $ (17,382)
FedFund ....................................................... 138,708,718,715 – (46,329) (46,329)
T-Fund ........................................................ 96,181,170,930 – (30,206) (30,206)
Treasury Trust Fund ............................................... 110,700,933,375 – (597,057) (597,057)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Year Ended
10/31/22 10/31/21
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 37,721,624,450 22,952,490,345
Shares issued in reinvestment of distributions ........................................................ 18,793,845 286,671
Shares redeemed
(37,534,391,448) (22,527,439,404)
206,026,847 425,337,612
Administration
Shares sold 18,616,847 67,460,757
Shares issued in reinvestment of distributions ........................................................ 203,322 15,249
Shares redeemed
(81,791,501) (58,595,418)
(62,971,332) 8,880,588
Bancroft Capital
(a)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 424 —
50,424 —
Cabrera Capital Markets
(a)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 424 —
50,424 —
Cash Management
Shares sold 28,499,707 3,898,412
Shares issued in reinvestment of distributions ........................................................ 23,878 173
Shares redeemed
(24,277,160) (4,515,445)
4,246,425 (616,860)
Cash Reserve
Shares sold — 1,489
Shares issued in reinvestment of distributions ........................................................ 3
(b)
33
Shares redeemed
(8,153)
(b)
(418,627)
(8,150) (417,105)
Dollar
Shares sold 75,113,047 32,429,851
Shares issued in reinvestment of distributions ........................................................ 3,378 1,394
Shares redeemed
(70,325,226) (52,297,456)
4,791,199 (19,866,211)
Great Pacific
(c)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 407 —
50,407 —

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/22 10/31/21
Mischler Financial Group
(a)
Shares sold 231,550,000 —
Shares issued in reinvestment of distributions ........................................................ 20,906 —
Shares redeemed
(226,450,000) —
5,120,906 —
Penserra
(e)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 422 —
50,422 —
Premier
  Shares redeemed — (36,500)
(d)
— (36,500)
Stern Brothers
(f)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 291 —
50,291 —
Tigress
(g)
Shares sold 3,050,000 —
Shares issued in reinvestment of distributions ........................................................ 1,074 —
Shares redeemed
— —
3,051,074 —
160,508,937 413,281,524
FedFund
Institutional
Shares sold 1,030,637,249,721 1,324,295,784,382
Shares issued in reinvestment of distributions ........................................................ 441,007,092 15,733,295
Shares redeemed
(1,047,309,003,144) (1,337,925,350,332)
(16,230,746,331) (13,613,832,655)
Administration
Shares sold 51,690,963,371 6,941,246,471
Shares issued in reinvestment of distributions ........................................................ 178,483,736 54,192
Shares redeemed
(32,072,119,530) (6,897,940,353)
19,797,327,577 43,360,310
Capital
Shares sold 12,822,079,189 31,235,222,164
Shares issued in reinvestment of distributions ........................................................ 2,930,405 5,096,642
Shares redeemed
(38,546,297,046) (16,763,866,701)
(25,721,287,452) 14,476,452,105
Cash Management
Shares sold 780,699,507 891,616,538
Shares issued in reinvestment of distributions ........................................................ 3,041,796 91,413
Shares redeemed
(678,544,955) (741,978,907)
105,196,348 149,729,044
Cash Reserve
Shares sold 50,056,302,595 58,905,515,789
Shares issued in reinvestment of distributions ........................................................ 21,562 164,640
Shares redeemed
(50,391,678,100) (58,466,598,112)
(335,353,943) 439,082,317
Dollar
Shares sold 15,629,110,135 11,629,362,307
Shares issued in reinvestment of distributions ........................................................ 8,730,950 100,606
Shares redeemed
(14,847,284,223) (11,757,394,720)
790,556,862 (127,931,807)
Mischler Financial Group
Shares sold 24,406,918,879 9,154,639,081
(h)
Shares issued in reinvestment of distributions ........................................................ 11,390,175 74,932
(h)
Shares redeemed
(25,380,702,059) (7,518,302,005)
(h)
(962,393,005) 1,636,412,008

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

d
Fund Name/Share Class
Year Ended
10/31/22 10/31/21
Premier
Shares sold 3,608,457,808 28,279,649
Shares issued in reinvestment of distributions ........................................................ 1,864,396 2,201
Shares redeemed
(2,198,960,628) (9,426,732)
1,411,361,576 18,855,118
Private Client
Shares sold — 17
Shares issued in reinvestment of distributions ........................................................ 1,554 67
Shares redeemed
(280) (243)
1,274 (159)
Select
Shares sold 1,912,292,513 1,986,654,560
Shares issued in reinvestment of distributions ........................................................ 3,107,617 184,141
Shares redeemed
(1,984,792,713) (1,561,290,344)
(69,392,583) 425,548,357
Stern Brothers
(f)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 299 —
50,299 —
Tigress
(g)
Shares sold 2,050,000 —
Shares issued in reinvestment of distributions ........................................................ 743 —
Shares redeemed
— —
2,050,743 —
WestCap
(i)
Shares sold 50,000 —
Shares issued in reinvestment of distributions ........................................................ 269 —
50,269 —
(21,212,578,366) 3,447,674,638
T-Fund
Institutional
Shares sold 1,130,088,249,661 951,132,194,011
Shares issued in reinvestment of distributions ........................................................ 200,986,153 4,494,399
Shares redeemed
(1,138,600,488,935) (948,363,343,211)
(8,311,253,121) 2,773,345,199
Administration
Shares sold 35,189,075,748 610,557,919
Shares issued in reinvestment of distributions ........................................................ 141,478,818 1,646
Shares redeemed
(20,049,893,915) (595,778,061)
15,280,660,651 14,781,504
Capital
Shares sold 11,810,436,969 41,895,478,847
Shares issued in reinvestment of distributions ........................................................ 893,971 3,086,498
Shares redeemed
(39,060,254,288) (30,435,855,017)
(27,248,923,348) 11,462,710,328
Cash Management
Shares sold 4,498,561,177 3,178,082,970
Shares issued in reinvestment of distributions ........................................................ 3,818,361 99,816
Shares redeemed
(4,440,475,621) (3,362,181,204)
61,903,917 (183,998,418)
Cash Reserve
Shares sold 1,059,106,115 6,902,105,373
Shares issued in reinvestment of distributions ........................................................ 224,084 55,646
Shares redeemed
(1,453,257,146) (6,476,751,799)
(393,926,947) 425,409,220
Dollar
Shares sold 15,300,359,363 7,333,179,590
Shares issued in reinvestment of distributions ........................................................ 5,754,182 65,810
Shares redeemed
(15,047,279,578) (7,002,991,243)
258,833,967 330,254,157

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/22 10/31/21
Premier
Shares sold 783,579,642 29,996,944
Shares issued in reinvestment of distributions ........................................................ 1,911,883 1,269
Shares redeemed
(302,179,262) (17,076,849)
483,312,263 12,921,364
Select
Shares sold 152,218,729 206,182,657
Shares issued in reinvestment of distributions ........................................................ 135,326 7,954
Shares redeemed
(168,847,901) (198,833,495)
(16,493,846) 7,357,116
(19,885,886,464) 14,842,780,470
Treasury Trust Fund
Institutional
Shares sold 275,811,620,566 207,617,878,152
Shares issued in reinvestment of distributions ........................................................ 451,551,434 3,575,578
Shares redeemed
(268,319,833,043) (165,416,350,596)
7,943,338,957 42,205,103,134
Administration
Shares sold 1,501,043,709 1,679,147,710
Shares issued in reinvestment of distributions ........................................................ 2,905,488 43,111
Shares redeemed
(1,720,175,754) (1,479,824,880)
(216,226,557) 199,365,941
Capital
Shares sold 45,866,399 9,527,611
Shares issued in reinvestment of distributions ........................................................ 97,696 137
Shares redeemed
(21,739,697) (6,478,325)
24,224,398 3,049,423
Cash Management
Shares sold 50,917,744 72,355,001
Shares issued in reinvestment of distributions ........................................................ 10,536 367
Shares redeemed
(62,557,550) (92,493,341)
(11,629,270) (20,137,973)
Cash Reserve
Shares sold 355,051,481 472,719,070
Shares issued in reinvestment of distributions ........................................................ 616 140
Shares redeemed
(372,944,893) (478,688,800)
(17,892,796) (5,969,590)
Dollar
Shares sold 3,544,056,801 3,253,418,897
Shares issued in reinvestment of distributions ........................................................ 864,712 11,753
Shares redeemed
(3,519,947,987) (3,156,769,508)
24,973,526 96,661,142
Premier
  Shares redeemed — (36,500)
(d)
— (36,500)
Select
Shares sold 1,905,146,766 1,846,534,070
Shares issued in reinvestment of distributions ........................................................ 2,012,121 58,599
Shares redeemed
(2,398,131,605) (1,289,563,232)
(490,972,718) 557,029,437
7,255,815,540 43,035,065,014

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Year Ended
10/31/22
Year Ended
10/31/21
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold ..........................................
9,600,080,601 $ 9,601,791,284 5,576,672,623 $ 5,580,908,907
Shares issued in reinvestment of distributions .....................
3,890,755 3,891,427 628,328 628,794
Shares redeemed ......................................
(6,728,448,109) (6,729,988,840) (10,422,235,136) (10,429,986,107)
2,875,523,247 $ 2,875,693,871 (4,844,934,185) $ (4,848,448,406)
Dollar
Shares issued in reinvestment of distributions .....................
150 $ 150 3 $ 3
150 $ 150 3 $ 3
Premier
Shares sold ..........................................
— $ — — $ —
Shares issued in reinvestment of distributions .....................
— — — —
Shares redeemed ......................................
— — — —
— $ — — $ —
2,875,523,397 $ 2,875,694,021 (4,844,934,182) $ (4,848,448,403)
TempFund
Institutional
Shares sold ..........................................
29,219,735,194 $ 29,223,593,041 41,481,261,180 $ 41,504,489,347
Shares issued in reinvestment of distributions .....................
56,440,667 56,447,053 3,843,500 3,845,697
Shares redeemed ......................................
(30,562,133,416) (30,565,617,972) (44,485,629,729) (44,510,328,479)
(1,285,957,555) $ (1,285,577,878) (3,000,525,049) $ (3,001,993,435)
Administration
Shares sold ..........................................
22,922,307 $ 22,926,204 6,425,357 $ 6,429,233
Shares issued in reinvestment of distributions .....................
150,228 150,250 3,267 3,269
Shares redeemed ......................................
(9,042,750) (9,044,672) (5,372,925) (5,376,118)
14,029,785 $ 14,031,782 1,055,699 $ 1,056,384
Cabrera Capital Markets
Shares sold ..........................................
49,975 $ 50,000 — $ —
Shares issued in reinvestment of distributions .....................
495 495 — $ —
50,470 $ 50,495 — $ —
Capital
Shares sold ..........................................
41,317,345 $ 41,324,464 499,772 $ 500,138
Shares issued in reinvestment of distributions .....................
60,701 60,704 617 617
Shares redeemed ......................................
(11,272,057) (11,273,308) (2,572,561) (2,574,174)
30,105,989 $ 30,111,860 (2,072,172) $ (2,073,419)
Cash Management
Shares sold ..........................................
262,023,985 $ 262,057,634 220,153,830 $ 220,272,953
Shares issued in reinvestment of distributions .....................
3,800,989 3,801,488 150,083 150,166
Shares redeemed ......................................
(324,336,305) (324,376,857) (199,683,507) (199,794,496)
(58,511,331) $ (58,517,735) 20,620,406 $ 20,628,623
Cash Reserve
Shares sold ..........................................
40,130,742 $ 40,141,262 30,861,648 $ 30,878,367
Shares issued in reinvestment of distributions .....................
82,560 82,573 2,666 2,668
Shares redeemed ......................................
(42,426,716) (42,433,639) (22,175,856) (22,187,675)
(2,213,414) $ (2,209,804) 8,688,458 $ 8,693,360
Dollar
Shares sold ..........................................
101,482,514 $ 101,493,465 96,224,682 $ 96,277,023
Shares issued in reinvestment of distributions .....................
722,935 723,035 25,774 25,789
Shares redeemed ......................................
(109,118,262) (109,128,018) (95,722,269) (95,774,754)
(6,912,813) $ (6,911,518) 528,187 $ 528,058
Private Client
Shares sold ..........................................
— $ — 178,018 $ 178,107
Shares issued in reinvestment of distributions .....................
7,827 7,829 258 258
Shares redeemed ......................................
(16,969) (16,973) (89,578) (89,637)
(9,142) $ (9,144) 88,698 $ 88,728
(1,309,418,011) $ (1,309,031,942) (2,971,615,773) $ (2,973,071,701)

Notes to Financial Statements
(continued)

Notes to Financial Statements
(a)
Period November 1, 2021 (commencement of operations) to October 31, 2022 for Bancroft Capital Shares, Cabrera Capital Markets Shares and Mischler Financial Group Shares.
(b)
There were no Cash Reserve Shares outstanding for the year ended October 31, 2022.
(c)
Period May 2, 2022 (commencement of operations) to October 31, 2022 for Great Pacific Shares.
(d)
There were no Premier Shares outstanding for the year ended October 31, 2021.
(e)
Period January 21, 2022 (commencement of operations) to October 31, 2022 for Penserra Shares.
(f)
Period August 1, 2022 (commencement of operations) to October 31, 2022 for Stern Brothers Shares.
(g)
Period September 30, 2022 (commencement of operations) to October 31, 2022 for Tigress Shares.
(h)
Period January 22, 2021 (commencement of operations) to October 31, 2021 for Mischler Financial Group Shares.
(i)
Period August 12, 2022 (commencement of operations) to October 31, 2022 for WestCap Shares.
As of October 31, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 1,258,871,641 Institutional Shares of FedFund.
As of October 31, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,478 Premier Shares of TempCash.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
10/31/22
Year Ended
10/31/21
Fund Name/Share Class
Shares Amount Shares Amount
MuniCash
Institutional
Shares sold ..........................................
43,233,900,980 $ 43,236,483,206 39,071,598,364 $ 39,078,855,628
Shares issued in reinvestment of distributions .....................
9,691,100 9,691,295 275,285 275,333
Shares redeemed ......................................
(45,018,624,832) (45,021,375,647) (38,863,685,618) (38,870,906,629)
(1,775,032,752) $ (1,775,201,146) 208,188,031 $ 208,224,332
Dollar
Shares sold ..........................................
3,246,982 $ 3,246,997 9,254,627 $ 9,256,175
Shares issued in reinvestment of distributions .....................
14,459 14,459 273 273
Shares redeemed ......................................
(5,159,835) (5,159,987) (7,620,980) (7,622,193)
(1,898,394) $ (1,898,531) 1,633,920 $ 1,634,255
Premier
Shares redeemed ......................................
— $ — (36,493)
(d)
$ (36,500)
(d)
— $ — (36,493) $ (36,500)
(1,776,931,146) $ (1,777,099,677) 209,785,458 $ 209,822,087
California Money Fund
Institutional
Shares sold ..........................................
3,122,928,236 $ 3,121,371,243 2,130,721,169 $ 2,131,690,158
Shares issued in reinvestment of distributions .....................
970,885 970,232 19,576 19,583
Shares redeemed ......................................
(3,013,148,212) (3,011,746,498) (2,077,326,017) (2,078,344,583)
110,750,909 $ 110,594,977 53,414,728 $ 53,365,158
Premier
Shares redeemed ......................................
— $ — (36,492)
(d)
$ (36,511)
(d)
— $ — (36,492) $ (36,511)
110,750,909 $ 110,594,977 53,378,236 $ 53,328,647
New York Money Fund
Institutional
Shares sold ..........................................
1,169,906,443 $ 1,169,906,444 710,686,175 $ 710,686,175
Shares issued in reinvestment of distributions .....................
334,396 334,396 6,088 6,088
Shares redeemed ......................................
(1,031,082,677) (1,031,082,677) (800,833,602) (800,833,602)
139,158,162 $ 139,158,163 (90,141,339) $ (90,141,339)
Premier
Shares redeemed ......................................
— $ — (36,500)
(d)
$ (36,500)
(d)
— $ — (36,500) $ (36,500)
139,158,162 $ 139,158,163 (90,177,839) $ (90,177,839)

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, California Money Fund and New
York Money Fund and the Board of Trustees of BlackRock Liquidity Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust
Fund, MuniCash, California Money Fund and New York Money Fund of BlackRock Liquidity Funds (the “Funds”), including the schedules of investments, as of October 31,
2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 21, 2022
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)

Important Tax Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended October 31, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
October 31, 2022:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2022:
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Treasury Trust Fund ................................................................................................. $ 95,163
MuniCash ........................................................................................................ 36,675
Fund Name Federal Obligation Interest
FedFund ........................................................................................................ $ 450,863,123
TempCash ....................................................................................................... 72,451
TempFund ....................................................................................................... 50,617
T-Fund .......................................................................................................... 263,269,572
Treasury Trust Fund ................................................................................................. 873,798,591
BlackRock Liquid Federal Trust Fund ..................................................................................... 48,760,110
Fund Name Interest Dividends
FedFund ........................................................................................................ $ 1,392,601,452
TempCash ....................................................................................................... 65,593,917
TempFund ....................................................................................................... 74,851,577
T-Fund .......................................................................................................... 938,041,195
Treasury Trust Fund ................................................................................................. 904,265,489
BlackRock Liquid Federal Trust Fund ..................................................................................... 48,796,224
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
FedFund ..................................................................................... $ 1,392,601,452 $ 1,340,630
TempCash .................................................................................... 42,501,782 —
TempFund .................................................................................... 47,732,054 —
T-Fund ....................................................................................... 938,041,195 206,713
Treasury Trust Fund .............................................................................. 904,265,489 3,018,897
MuniCash ..................................................................................... — 198,536
California Money Fund ............................................................................ — 168,937
BlackRock Liquid Federal Trust Fund .................................................................. 48,796,224 147,494

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2022
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 20, 2022
(the “April Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of each series of the Trust (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to TempFund and TempCash (the “Sub-Advisory Agreement”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the
Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed each Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, BlackRock Liquid Federal Trust Fund outperformed its Benchmark Weighted Average.
The Board noted that effective July 19, 2021, the Fund had undergone a change in its investment strategy and in that connection had changed its name from BlackRock
Federal Trust Fund to BlackRock Liquid Federal Trust Fund.
The Board noted that for the one- and three-year periods reported, each of T-Fund, California Money Fund, Treasury Trust Fund and Fed Fund outperformed and underperformed, respectively, its Benchmark Weighted Average. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted
Average during the applicable period.
The Board noted that for each of the one- and three-year periods reported, each of TempCash, TempFund, MuniCash and New York Money Fund underperformed its Benchmark Weighted Average. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2022
BlackRock Annual Report to Shareholders

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable.
The Board noted that each of FedFund’s and BlackRock Liquid Federal Trust Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that each of New York Money Fund’s, T-Fund’s, Treasury Trust Fund’s, California Money Fund’s and MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that TempCash’s and TempFund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board further noted that each of TempCash, TempFund, California Money Fund, MuniCash and New York Money Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.
The Board also noted that each of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of such Funds, increase above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, each Fund could lose the benefit of one or more breakpoints.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of each Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreement between the Manager and the pertinent Sub-Advisor with respect to TempFund and TempCash, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the
Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 164 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 164 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 164 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 164 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 164 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 164 Portfolios Hertz Global Holdings
(car rental); GrafTech
International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 164 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 164 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 164 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 164 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 164 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016;
Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 265 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 267 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President
(Since 2022)
Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Portfolio Management Group since 2022; Member of BlackRock's Global Operating Committee since
2022; Head of Portfolio Management in BlackRock's Financial Markets Advisory Group within BlackRock Solutions from
2008 to 2015; Co-Head of BlackRock Solutions' Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed
Income within BlackRock's Risk & Quantitative Analysis Group.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.
Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

Additional Information
2022
BlackRock Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
COP Certificates of Participation
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TECP Tax E xempt Commercial Paper
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-10/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Federal Trust Fund	$25,194	$24,947	$8,044	$210	$9,500	$9,500	$431	$0
California Money Fund	$27,234	$26,967	$44	$210	$10,500	$10,500	$431	$0
FedFund	$31,416	$31,108	$44	$4,210	$9,500	$9,500	$431	$0
MuniCash	$27,234	$26,967	$44	$210	$10,500	$10,500	$431	$0
New York Money Fund	$27,234	$26,967	$44	$210	$10,500	$10,500	$431	$0
TempCash	$27,234	$26,967	$44	$210	$9,500	$9,500	$431	$0
TempFund	$26,010	$25,755	$4,044	$210	$9,500	$9,500	$431	$0
T-Fund	$30,192	$29,896	$44	$210	$9,500	$9,500	$431	$0
Treasury Trust Fund	$25,194	$24,947	$44	$210	$9,500	$9,500	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Liquid Federal Trust Fund	$17,975	$9,710
California Money Fund	$10,975	$10,710
FedFund	$9,975	$13,710
MuniCash	$10,975	$10,710
New York Money Fund	$10,975	$10,710
TempCash	$9,975	$9,710
TempFund	$13,975	$9,710
T-Fund	$9,975	$9,710
Treasury Trust Fund	$9,975	$9,710

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: December 21, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: December 21, 2022